As filed with the Securities and Exchange            Registration No. 333-100208
Commission on April 16, 2004                         Registration No. 811-09002

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                        Post-Effective Amendment No. 6 to
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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                              Separate Account N of

                        ReliaStar Life Insurance Company
       (formerly Separate Account One of Northern Life Insurance Company)

            20 Washington Avenue South, Minneapolis, Minnesota 55401

        Depositor's Telephone Number, including Area Code: (860) 723-2239

                         Michael A. Pignatella, Counsel
                        ReliaStar Life Insurance Company
                    151 Farmington Avenue, Hartford, CT 06156
                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:

     _________   60 days after filing pursuant to paragraph (b) of Rule 485

     ____X____   on May 1, 2004 pursuant to paragraph (b) of Rule 485

                        CONTRACT PROSPECTUS - MAY 1, 2004
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THE CONTRACTS. The contracts described in this prospectus are flexible premium individual fixed and variable Advantage Century Plus(SM) (Plus Series) deferred annuity contracts issued by ReliaStar Life Insurance Company (the Company, we, us, our). They are issued to you, the contract owner, on a nonqualifed basis, or in connection with retirement plans qualifying for special treatment under the Internal Revenue Code of 1986, as amended (Tax Code). Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company.

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WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.
TABLE OF CONTENTS ... PAGE 3
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INVESTMENT OPTIONS. The contracts offer variable investment options and two fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

THE FUNDS
AIM V.I. Dent Demographic Trends Fund (Series I)
Alger American Growth Portfolio (Class O Shares)
Alger American Leveraged AllCap Portfolio (Class O Shares)
Alger American MidCap Growth Portfolio (Class O Shares)
Alger American Small Capitalization Portfolio (Class O Shares)
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio (Initial Class) Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP Growth Opportunities Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP Index 500 Portfolio (Initial Class)
Fidelity(R) VIP Investment Grade Bond Portfolio (Initial Class)
Fidelity(R) VIP Money Market Portfolio (Initial Class)
ING American Century Small Cap Value Portfolio (Initial Class)
ING Baron Small Cap Growth Portfolio (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Initial Class)
ING Julius Baer Foreign Portfolio (Class S) (1)
ING MFS Global Growth Portfolio (Initial Class)
ING MFS Total Return Portfolio (Class S)
ING PIMCO Total Return Portfolio (Initial Class)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING Van Kampen Comstock Portfolio (Initial Class)
ING VP Disciplined LarageCap Portfolio (formerly ING VP Research Enhanced
   Index Portfolio) (Class I) (2)
ING VP Financial Services Portfolio (Class I) (1)
ING VP Global Science and Technology Portfolio (Class I)
ING VP High Yield Bond Portfolio (Class I) (2)
ING VP Index Plus LargeCap Portfolio (Class I) (2)
ING VP Index Plus MidCap Portfolio (Class I) (2)
ING VP Index Plus SmallCap Portfolio (Class I) (2)
ING VP International Value Portfolio (Class I) (2)
ING VP MagnaCap Portfolio (Class I) (2)
ING VP MidCap Opportunities Portfolio (Class I) (3)
ING VP Natural Resources Trust
ING VP Real Estate Portfolio (Class I) (1)
ING VP SmallCap Opportunities Portfolio (Class I) (2)
ING VP Strategic Allocation Balanced Portfolio (Class I) (2)
ING VP Strategic Allocation Growth Portfolio  (Class I) (2)
ING VP Strategic Allocation Income Portfolio (Class I) (2)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen International Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Neuberger Berman AMT Limited Maturity Bond Portfolio
Neuberger Berman AMT Partners Portfolio
Neuberger Berman AMT Socially Responsive Portfolio
OpCap Equity Portfolio
OpCap Global Equity Portfolio
OpCap Managed Portfolio
OpCap Small Cap Portfolio
PIMCO VIT Real Return Portfolio (Administrative Class) (1)
Pioneer High Yield VCT Portfolio (Class I) (1)
Wanger Select (1)
Wanger U.S. Smaller Companies (1)

1  This Fund is scheduled to be available on May 10, 2004.
2 Effective May 3, 2004 Class R shares of this fund have been renamed as Class I shares.
3 Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R and ING VP Growth + Value Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R. Effective May 3, 2004, Class R shares of this fund have been renamed as Class I shares.

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VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the prior page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 13, in Appendix II--Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

FIXED INTEREST OPTIONS.
> Fixed Account A
> Fixed Account C

Except as specifically mentioned, this prospectus describes only the variable investment options offered through the separate account. However, we describe the fixed interest options in Appendix I to this prospectus.

AVAILABILITY OF FEATURES. Not all features are available in all states. The contracts are not available for sale in New York. Some funds may be unavailable through certain contracts and plans or in some states.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2004, Statement of Additional Information (SAI) about the separate account without charge by calling us at 1-877-884-5050 or writing us at the address listed in the "Contract Overview-Questions: Contacting the Company" section of the prospectus. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 43 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

THE CONTRACTS ARE NOT A DEPOSIT WITH, OBLIGATION OF OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC. THE CONTRACTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT OF YOUR INVESTMENT.

                                TABLE OF CONTENTS

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CONTRACT OVERVIEW                                                            4
  Contract Design
  Who's Who
  The Contract and Your Retirement Plan
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order (sidebar)
CONTRACT PHASES: THE ACCUMULATION PHASE, THE INCOME PHASE                    5
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FEE TABLE                                                                    6
CONDENSED FINANCIAL INFORMATION                                             13
INVESTMENT OPTIONS                                                          13
TRANSFERS AMONG INVESTMENT OPTIONS                                          14
PURCHASE AND RIGHTS                                                         17
RIGHT TO CANCEL                                                             18
FEES                                                                        19
YOUR ACCOUNT VALUE                                                          21
WITHDRAWALS                                                                 23
LOANS                                                                       24
SYSTEMATIC WITHDRAWALS                                                      24
DEATH BENEFIT                                                               25
THE INCOME PHASE                                                            26
TAXATION                                                                    29
OTHER TOPICS                                                                38

    The Company -- Separate Account N -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Reports to Owners - Voting Rights -- Contract Modifications -- Involuntary Terminations -- Legal Matters and Proceedings -- Trading - Industry Developments

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                         43

APPENDIX I -- THE FIXED ACCOUNTS                                            44
APPENDIX II -- DESCRIPTION OF UNDERLYING FUNDS                              46
APPENDIX III -- CONDENSED FINANCIAL INFORMATION                             55

CONTRACT OVERVIEW
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The following is intended as a summary. Please read each section of this prospectus for additional detail.

CONTRACT DESIGN
The contracts described in this prospectus are individual deferred variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The term "contract" in this prospectus refers to individual fixed and variable annuity contracts.
                                   WHO'S WHO
You*: The individual who purchases the contract.

Contract Holder*: The person to whom we issue the contract. Generally, you.The contract holder has all rights under the contract.

We (the Company): ReliaStar Life Insurance Company. We issue the contract.

For greater detail, please review "Purchase and Rights."

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*Some contracts may be purchased by and issued directly to employers sponsoring certain plans, including 457 and 401 plans. The terms "you" and "contract holder" apply to these employers, who have all rights under the contract.

                      THE CONTRACT AND YOUR RETIREMENT PLAN
The contracts may be issued on a nonqualified basis (nonqualified contracts), or for use with retirement arrangements under Tax Code sections 403(b), 408, 408A or 457 of the Tax Code (qualified contracts). We may also, at our discretion, issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

USE OF AN ANNUITY CONTRACT IN A RETIREMENT PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k) 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."
                                 CONTRACT FACTS
FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals."

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QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative, write or call us at our administrative service center or write or call the distributor of the contract, our affiliated company.

Administrative Service Center: ING Service Center
P.O. Box 5050 Minot, North Dakota 58702-50501-877-884-5050

Our administrative service center has primary responsibility for administering the contracts and the separate account.The administrative services we provide include, but are not limited to, contract issuance, record maintenance, customer service, valuation and reporting.

Distributor of the Contracts: ING Financial Advisers, LLC 151 Farmington Avenue Hartford, Connecticut 06156

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.
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SYSTEMATIC WITHDRAWALS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Withdrawals."

LOANS. If allowed by the contract, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See "Loans."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                 CONTRACT PHASES

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:
(a)     Fixed Interest Options; or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Separate Account N. Each one invests in a specific mutual fund.)

STEP 3:  Each subaccount you select purchases shares of its assigned fund.

             ------------------
                 Payments to
                Your Account
             ------------------
                   Step 1
----------------------------------------------
       ReliaStar Life Insurance Company
----------------------------------------------
    (a)             Step 2             (b)
----------   ---------------------------------
  Fixed
 Interest           SEPARATE ACCOUNT N
 Options
                Variable Investment Options

             ---------------------------------
                      THE SUBACCOUNTS
             ---------------------------------
             A              B             ETC.
             ---------------------------------
                      Step 3
             -------------------------
               Mutual        Mutual
               Fund A        Fund B
             -------------------------

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options (see "The Income Phase"). In general, you may:

> Receive monthly income phase payments for your life (assuming you are the annuitant); or

> Receive monthly income phase payments for your life, but with payments continuing to your beneficiary for ten years if you die before the end of the selected period; or

> Receive monthly income phase payments for your life and for the life of another person; and

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

IN THIS SECTION:
>   Maximum Contract Owner Transaction Expenses
>   Annual Maintenance Fee
>   Separate Account Annual Expenses
>   Fees Deducted by the Funds
>   Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:
>   How, When and Why Fees are Deducted
>   Reduction, Waiver and/or Elimination of Certain Fees
>   Premium and Other Taxes
>   Charge for the Optional Death Benefit Rider

WE MAY HAVE USED THE FOLLOWING TERMS IN PRIOR PROSPECTUSES:

ANNUAL CONTRACT CHARGE--Annual Maintenance Fee

CONTRACT YEAR--Account Year

ADMINISTRATIVE CHARGE--Administrative Expense Charge

FEE TABLE
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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.

MAXIMUM CONTRACT OWNER TRANSACTION EXPENSES

Partial Withdrawal Processing Fee(1)......................................$25.00

Transfer Charge(2)........................................................$25.00

Loan Processing(3)........................................................$25.00

Loan Interest Rate Spread (per annum)(4)....................................3.0%

(1) The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25, including partial withdrawals made as a part of a systematic withdrawal program. See "Early Withdrawal Charge" in the "Fees" section. See also "Systematic Withdrawals."
(2) The Company does not currently impose a charge for transfers between the subaccounts. However, we reserve the right to assess a $25 charge on any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program or the account rebalancing program.
(3) This is the maximum fee we would charge. We are not currently charging this fee. See "Loans."
(4) This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. As of May 1, 2004, we are charging a rate of 5.5% per annum and crediting 3% per annum. See "Loans."

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

Annual Maintenance Fee(5).................................................$30.00

Maximum Separate Account Annual Expenses
   (as a percentage of average account value)

     Mortality and Expense Risk Charge.....................................1.25%

     Administrative Expense Charge.........................................0.15%

     Monthly Product Charge(6).............................................0.15%

     Optional Death Benefit Rider Charge(7)................................0.15%
                                                                           -----

     Total Separate Account Expenses.......................................1.70%

(5) We reserve the right to waive the annual maintenance fee under certain circumstances. See "Fees - Annual Maintenance Fee."
(6) This charge is intended to reimburse the Company for expenses related to the sale of the contract, including distribution expenses. This charge is deducted on a monthly basis. See "Fees--Monthly Product Charge."
(7) This charge is deducted on a monthly basis.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

Total Annual Fund Operating Expenses                  Minimum             Maximum
(expenses that are deducted from fund assets,
including management fees and other expenses)          0.29%               2.30%

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.28% and 1.61%, respectively. The fund having the minimum expense percentage is subject to a contractual fee waiver or expense reimbursement arrangement which can be discontinued by the fund's manager at any time. The fund having the maximum expense percentage is subject to a contractual fee waiver or expense reimbursement arrangement through at least December 31, 2004.

FEES DEDUCTED BY THE FUNDS
USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus. The fees and expense information regarding the funds was provided by the funds. Except for the ING Portfolios, neither the funds nor their advisers are affiliated with the Company.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from the account value. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003. There is no guarantee that actual expenses will be the same as those shown in the table.

                              FUND EXPENSE TABLE(1)

                                                                             TOTAL
                                                                             ANNUAL        FEES AND       NET ANNUAL
                                             MANAGEMENT                       FUND         EXPENSES          FUND
                                             (ADVISORY)        OTHER        OPERATING     WAIVED OR        OPERATING
FUND NAME                                       FEES          EXPENSES      EXPENSES      REIMBURSED       EXPENSES
---------                                       ----          --------      --------      ----------       --------
AIM V.I. Dent Demographic Trends Fund
  (Series I)(2)                                 0.85%          0.45%          1.30%           --             1.30%
Alger American Growth Portfolio (Class O)       0.75%          0.10%          0.85%           --             0.85%
Alger American Leveraged AllCap
  Portfolio (Class O)                           0.85%          0.12%          0.97%           --             0.97%
Alger American MidCap Growth Portfolio
  (Class O)                                     0.80%          0.13%          0.93%           --             0.93%
Alger American Small Capitalization
  Portfolio (Class O)                           0.85%          0.12%          0.97%           --             0.97%
Fidelity(R)VIP Asset Manager: Growth(R)
  Portfolio (Initial Class)                     0.58%          0.15%          0.73%           --             0.73%
Fidelity(R)VIP Contrafund(R)Portfolio
  (Initial Class)                               0.58%          0.09%          0.67%           --             0.67%
Fidelity(R)VIP Equity-Income Portfolio
  (Initial Class)                               0.48%          0.09%          0.57%           --             0.57%
Fidelity(R)VIP Growth Opportunities
  Portfolio (Initial Class)                     0.58%          0.14%          0.72%           --             0.72%
Fidelity(R)VIP Growth Portfolio
  (Initial Class)                               0.58%          0.09%          0.67%           --             0.67%
Fidelity(R)VIP Index 500 Portfolio
  (Initial Class)(3)                            0.24%          0.10%          0.34%           --             0.34%
Fidelity(R)VIP Investment Grade Bond
  Portfolio (Initial Class)                     0.43%          0.11%          0.54%           --             0.54%
Fidelity(R)VIP Money Market Portfolio
  (Initial Class)                               0.20%          0.09%          0.29%           --             0.29%
ING American Century Small Cap Value
  Portfolio (Initial Class)(4)                  1.00%          0.40%          1.40%          0.10%           1.30%
ING Baron Small Cap Growth Portfolio
  (Initial Class)(4)                            0.85%          0.40%          1.25%          0.05%           1.20%
ING JPMorgan Mid Cap Value Portfolio
  (Initial Class)                               0.75%          0.35%          1.10%           --             1.10%
ING Julius Baer Foreign Portfolio (Class
  S)(5)(6)                                      1.00%          0.25%          1.25%           --             1.25%
ING MFS Global Growth Portfolio (Initial
  Class)                                        0.60%          0.60%          1.20%           --             1.20%
ING MFS Total Return Portfolio
  (Class S)(5)(6)(7)(8)                         0.64%          0.26%          0.90%           --             0.90%
ING PIMCO Total Return Portfolio
  (Initial Class)                               0.50%          0.35%          0.85%           --             0.85%
ING T. Rowe Price Equity Income
  Portfolio (Class S)(5)(6)(8)                  0.68%          0.26%          0.94%           --             0.94%
ING T. Rowe Price Growth Equity
  Portfolio (Initial Class)                     0.60%          0.15%          0.75%           --             0.75%

                                                                             TOTAL
                                                                             ANNUAL       FEES AND        NET ANNUAL
                                             MANAGEMENT                       FUND        EXPENSES           FUND
                                             (ADVISORY)        OTHER        OPERATING     WAIVED OR        OPERATING
FUND NAME                                       FEES          EXPENSES      EXPENSES      REIMBURSED       EXPENSES
---------                                       ----          --------      --------      ----------       --------
ING Van Kampen Comstock Portfolio
  (Initial Class)(4)                            0.60%          0.35%          0.95%          0.07%           0.88%
ING VP Disciplined LargeCap Portfolio
  (Class I)(9)(10)(11)                          0.75%          0.71%          1.46%           --             1.46%
ING VP Financial Services Portfolio
  (Class I)(9)(10)(11)                          0.75%          0.15%          0.90%           --             0.90%
ING VP Global Science and Technology
  Portfolio (Class I)(12)(13)                   0.95%          0.15%          1.10%           --             1.10%
ING VP High Yield Bond Portfolio (Class
  I)(9)(10)(11)                                 0.75%          0.49%          1.24%           --             1.24%
ING VP Index Plus LargeCap Portfolio
  (Class I)(12)(13)                             0.35%          0.08%          0.43%           --             0.43%
ING VP Index Plus MidCap Portfolio
  (Class I)(12)(13)                             0.40%          0.10%          0.50%           --             0.50%
ING VP Index Plus SmallCap Portfolio
  (Class I)(12)(13)                             0.40%          0.16%          0.56%           --             0.56%
ING VP International Value Portfolio
  (Class I)(9)(10)(11)                          1.00%          0.45%          1.45%           --             1.45%
ING VP MagnaCap Portfolio
  (Class I)(9)(10)(11)(14)                      0.75%          0.39%          1.14%           --             1.14%
ING VP MidCap Opportunities Portfolio
  (Class I)(9)(10)(11)                          0.75%          0.46%          1.21%          0.31%           0.90%
ING VP Natural Resources Trust(15)(16)          1.00%          0.61%          1.61%           --             1.61%
ING VP Real Estate Portfolio (Class
  I)(9)(10)(11)                                 0.80%          0.45%          1.25%          0.20%           1.05%
ING VP SmallCap Opportunities Portfolio
  (Class I)(9)(10)(11)                          0.75%          0.32%          1.07%           --             1.07%
ING VP Strategic Allocation Balanced
  Portfolio (Class I)(12)(13)                   0.60%          0.14%          0.74%           --             0.74%
ING VP Strategic Allocation Growth
  Portfolio (Class I)(12)(13)                   0.60%          0.15%          0.75%           --             0.75%
ING VP Strategic Allocation Income
  Portfolio (Class I)(12)(13)                   0.60%          0.14%          0.74%           --             0.74%
Janus Aspen Growth Portfolio
  (Institutional Shares)                        0.65%          0.02%          0.67%           --             0.67%
Janus Aspen International Growth
  Portfolio (Institutional Shares)              0.65%          0.11%          0.76%           --             0.76%
Janus Aspen Mid Cap Growth Portfolio
  (Institutional Shares)                        0.65%          0.02%          0.67%           --             0.67%
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)                        0.65%          0.06%          0.71%           --             0.71%
Neuberger Berman AMT Limited Maturity
  Bond Portfolio(17)                            0.65%          0.09%          0.74%           --             0.74%
Neuberger Berman AMT Partners
  Portfolio(17)                                 0.83%          0.07%          0.90%           --             0.90%
Neuberger Berman AMT Socially Responsive
  Portfolio(17)(18)                             0.85%          1.45%          2.30%          0.80%           1.50%
OpCap Equity Portfolio(19)                      0.80%          0.20%          1.00%           --             1.00%
OpCap Global Equity Portfolio(19)               0.80%          0.47%          1.27%          0.01%           1.26%
OpCap Managed Portfolio(19)                     0.80%          0.13%          0.93%           --             0.93%
OpCap Small Cap Portfolio(19)                   0.80%          0.13%          0.93%           --             0.93%
PIMCO VIT Real Return Portfolio
  (Administrative Class)(20)                    0.25%          0.41%          0.66%           --             0.66%
Pioneer High Yield VCT Portfolio (Class I)      0.65%          0.24%          0.89%           --             0.89%

Wanger Select                                   0.95%          0.20%          1.15%           --             1.15%
Wanger U.S. Smaller Companies                   0.93%          0.06%          0.99%           --             0.99%

FOOTNOTES TO THE "FUND EXPENSE TABLE"

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    (1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information
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    (2) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30% for AIM V.I. Dent Demographic Trends Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap for AIM V.I. Dent Demographic Trends Fund: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
         (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through December 31, 2005.
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    (3) Expenses shown in the table above do not reflect that the fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commission and extraordinary expenses), as a percentage of its average net assets, exceed 0.28%. The arrangement can be discontinued by the fund's manager at any time.
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    (4) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small Cap Value, the Baron Small Cap Growth, and the Van Kampen Comstock Portfolios so that the Total Net Fund Annual Operating Expenses for these Portfolios shall not exceed 1.30%, 1.20%, and 0.88%, respectively, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 1.40% for American Century Small Cap Value, 1.25% for Baron Small Cap Growth and 0.95% for Van Kampen Comstock.
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    (5) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Other Expenses shown in the table above includes a Shareholder Service Fee of 0.25%.
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    (6) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
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    (7) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the Total Annual Fund Operating Expenses for the year ended December 31, 2003, would have been 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.
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    (8) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the Total Annual Fund Operating Expenses for the year ended December 31, 2003 would have been 0.89% for ING MFS Total Return Portfolio and 0.93% for ING T. Rowe Price Equity Income Portfolio. This arrangement may be discontinued at any time.
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    (9) The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services and ING VP Real Estate Portfolios these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services and ING VP Real Estate Portfolios, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.
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   (10) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. For the ING VP Financial Services and ING VP Real Estate Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, Other Expenses are based on estimated amounts for the current fiscal year. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
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   (11) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio except ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.56% for ING VP Disciplined LargeCap Portfolio; 0.10% for ING VP Financial Services Portfolio; 0.43% for ING VP High Yield Bond Portfolio; 0.45% for ING VP International Value Portfolio; 0.24% for ING VP MagnaCap Portfolio; and 0.17% for ING VP SmallCap Opportunities Portfolio. For ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.
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   (12) The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
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   (13) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.04% for ING VP Strategic Allocation Balanced Portfolio and 0.09% for ING VP Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
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   (14) Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in the above table exclude a one-time merger fee of 0.05% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.
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   (15) The above table shows the estimated operating expenses of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on the Portfolio's actual Other Expenses for its most recently completed fiscal year.
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   (16) ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For the Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
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   (17) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2007 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Growth, Limited Maturity Bond, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% of the Limited Maturity Bond and Partners Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
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   (18) NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.
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   (19) Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Annual Fund Operating Expenses for the Equity, Managed and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Annual Fund Operating Expenses for the Global Equity Portfolio (net of any expense offset) are contractually limited to 1.25% of average daily net assets. This agreement will be in effect through at least December 31, 2014.
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   (20) Ratio of expenses to average net assets excluding interest expense is 0.65%. Interest expense is generally incurred as a result of investment management activities.
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HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE ANNUAL MAINTENANCE FEE OF $30 (CONVERTED TO A PERCENTAGE OF ASSETS EQUAL TO 0.176%) AND FUND FEES AND EXPENSES.

EXAMPLE 1: The following Example assumes that you invest $10,000 in the contract
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for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR                   3 YEARS                    5 YEARS                     10 YEARS
------                   -------                    -------                     --------
 $419                     $1,268                     $2,131                      $4,352

EXAMPLE 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the funds listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year                   3 Years                    5 Years                     10 Years
------                   -------                    -------                     --------
 $220                     $678                       $1,162                      $2,499

CONDENSED FINANCIAL INFORMATION
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UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix III of this prospectus we provide condensed financial information about Separate Account N subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contracts.

INVESTMENT OPTIONS
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The contracts offer variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS: We provide brief descriptions of the funds in Appendix II. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our administrative service center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For a description of the fixed interest options, see Appendix I.

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SELECTING INVESTMENT OPTIONS
o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o    BE INFORMED. Read this prospectus, the fund prospectuses and Appendix I.
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LIMITS ON AVAILABILITY OF OPTIONS. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. See "Other Topics--Contract Modifications - Addition, Deletion or Substitution of Fund Shares." Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards the 18 investment option limit.

LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

REINVESTMENT. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

INSURANCE-DEDICATED FUNDS. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "insurance-dedicated funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>    Mixed--bought for annuities and life insurance.
>    Shared--bought by more than one company.

POSSIBLE CONFLICTS OF INTEREST. It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS AMONG INVESTMENT OPTIONS
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During the accumulation phase you may transfer amounts among the available subaccounts, or among the subaccounts and Fixed Account A. Amounts may be transferred from Fixed Account C to one or more subaccounts only, and requires participation in the dollar cost averaging program. Transfers from Fixed Account C to Fixed Account A are not allowed. Transfers between Fixed Account A and Fixed Account C and from the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers.

TRANSFER REQUESTS. Requests may be made in writing, by telephone and under the dollar cost averaging and automatic reallocations programs.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contracts are not designed to serve as vehicles for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:
o    Increased trading and transaction costs;
o    Forced and unplanned portfolio turnover;
o    Lost opportunity costs; and
o Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

ACCORDINGLY, INDIVIDUALS OR ORGANIZATIONS THAT USE MARKET-TIMING INVESTMENT STRATEGIES OR MAKE FREQUENT TRANSFERS SHOULD NOT PURCHASE OR PARTICIPATE IN THE CONTRACTS.

We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
o    Exceeds our then-current monitoring standard for excessive trading;
o    Is identified as problematic by an underlying fund;
o Is determined, in our sole discretion, to be not in the best interests of other contract owners; or
o Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, in our sole discretion and without notice, based upon, among other factors, the best interest of contract holders and fund investors, fund management considerations and state or federal regulatory developments.

We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions may include:
o Not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
o Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

The Company does not allow waivers to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.

VALUE OF YOUR TRANSFERRED DOLLARs. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our administrative service center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on voice recording equipment, requiring completion of a "telephone reallocation" form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently under this program, you may elect the following transfer option:

You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts or from Fixed Account A or Fixed Account C to any of the other subaccounts or to any available fixed account other than Fixed Account C. However, transfers from Fixed Account C to Fixed Account A are not allowed.

> Transfers to Fixed Account C are not allowed. Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

THE AUTOMATIC REALLOCATION PROGRAM (ACCOUNT REBALANCING). Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application you may obtain by writing to us at the address listed in "Contract Overview--Questions: Contacting the Company." You must chose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in "Contract Overview -- Questions: Contacting the Company." Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of account value.

We reserve the right to discontinue, modify or suspend the account rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

TRANSFERS FROM THE FIXED ACCOUNTS. For information on transfers from the Fixed Accounts, see Appendix I, The Fixed Accounts.

VALUATION DATE: A day that the New York Stock Exchange is open for trading.

PURCHASE AND RIGHTS
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USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

HOW TO PURCHASE.
The contract holder may purchase a contract from us by completing an application and making an initial purchase payment. Upon our approval we will issue a contract and set up an account for the contract holder under the contract.

PURCHASE PAYMENT METHODS.
For nonqualified contracts, the following purchase payment methods are allowed:
>    One lump sum;
>    Periodic payments; or
>    Transfer under Tax Code section 1035.

For qualified contracts, the following purchase payment methods are allowed:
>    One lump sum;
>    Periodic payments; or
> Transfer or rollover as permitted by the Tax Code. Currently, the contracts do not allow rollovers from a 401(a), 401(k) or 403(b) plan, or an IRA, into contracts used with 457 plans.

The minimum amount we will accept as an initial purchase payment is $25,000 and subsequent purchase payments may not be less than $5,000. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days.

We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity VIP Money Market subaccount during the right to cancel period, plus five calendar days. See "Right to Cancel." Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in a contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:
1. Long-Term Investment - The contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.
2. Investment Risk - The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3. Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4. Exchanges - If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under these contracts. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

RIGHT TO CANCEL
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WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our administrative service center or to your sales representative along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contributions is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, we will refund all purchase payments made.

For contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity VIP Money Market subaccount during the right to cancel period, plus five calendar days. If you cancel your contract within ten days of receipt, we will refund all purchase payments made or the account value, whichever is greater. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

FEES
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The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
There is no early withdrawal charge for withdrawals from the contracts. However, we reserve the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

ANNUAL MAINTENANCE FEE
MAXIMUM AMOUNT. $30.00
WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

WAIVER. We reserve the right to waive the annual maintenance fee under certain circumstances such as if your account value exceeds $50,000 on the date this fee is to be deducted. However, we reserve the right to reinstate the fee on contracts qualifying for the waiver.

TRANSFER CHARGE
AMOUNT. We do not currently charge a transfer fee. However, we reserve the right to charge $25 per transfer for any transfer, including transfers made under the dollar cost averaging program and the automatic reallocation program.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGES
MAXIMUM AMOUNT. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts.

Mortality Risk Charge .....................................................0.85%
Expense Risk Charge ...................................................... 0.40%
Total Mortality and Expense Risk Charges ..................................1.25%

WHEN/HOW. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

PURPOSE. These charges compensate us for the mortality and expense risks we assume under the contract.
> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

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TYPES OF FEES
There are three types of fees or deductions that may affect your account.

TRANSACTION FEES
>    Annual Maintenance Fee
>    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
>    Mortality and Expense Risk Charges
>    Administrative Expense Charge
>    Monthly Product Charge
>    Optional Death Benefit Rider Charge

FEES DEDUCTED BY THE FUNDS
>    Investment Advisory Fees
>    Other Expenses

PREMIUM AND OTHER TAXES

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and Each anniversary of this date. Account anniversaries are. measured from this date.
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If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from these charges.

ADMINISTRATIVE EXPENSE CHARGE
MAXIMUM AMOUNT. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charges described above. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to the contract.

Monthly Product Charge
MAXIMUM AMOUNT. The amount of this charge, on an annual basis is equal to 0.15% of the average daily value of amounts invested in the subaccounts.

WHEN/HOW. We deduct this charge monthly from the subaccounts or, if there is no account value invested in the subaccounts as of the deduction date, from the fixed accounts. We will not deduct this charge if there was no amount invested in the subaccounts for the entire month before the deduction date.

PURPOSE. This charge compensates us for the expenses relating to the sale of the contracts, including distribution costs. We anticipate that the absence of an early withdrawal charge will lead to greater liquidity and therefore greater expenses which will be offset by this charge. If the amount we deduct for this charge is not enough to cover the distribution costs, we will bear the loss. This charge is not intended to exceed these costs. We do not expect to make a profit from this charge.

OPTIONAL DEATH BENEFIT RIDER CHARGE
If you purchased a rider that entitles you to change the death benefit from your account value on the sixth account anniversary to the account value on the account anniversary immediately preceding your death, we will charge a fee equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts. This fee will be charged monthly.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the annual maintenance fee, the expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
>    The size and type of group to whom the contract is offered;
>    The type and frequency of administrative and sales services provided;
> The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or
> Any other circumstances which reduce distribution or administrative expenses.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FEES DEDUCTED BY THE FUNDS

MAXIMUM AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE
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During the accumulation phase your account value at any given time equals:
>    The current dollar value of amounts invested in the subaccounts; plus
> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:
> The net assets of the fund held by the subaccount as of the current valuation; minus
> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>    The total value of the subaccount's units at the preceding valuation; minus
> A daily deduction for the mortality and expense risk charges, the administrative expense charge, and any other fees deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $25,000 and you direct us to invest $13,000 in Fund A and $12,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 1,300 accumulation units of Subaccount A and 600 accumulation units of Subaccount B.

STEP 1:  You make an initial purchase payment of $25,000.

STEP 2:
A. You direct us to invest $13,000 in Fund A. The purchase One payment purchases 1,300 accumulation units of Subaccount A ($13,000 divided by the current $10 AUV).
B. You direct us to invest $12,000 in Fund B. The purchase payment purchases 600 accumulation units of Subaccount B ($12,000 divided by the current $20
     AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

         -----------------------
         25,000 Purchase Payment
         -----------------------
                  STEP 1

                  STEP 2
----------------------------------------
          Separate Account One
----------------------------------------
 Subaccount A    Subaccount B      Etc.
 1,300           600
 accumulation    accumulation
 units           units
----------------------------------------
                  STEP 3
------------              ------------
   Mutual                    Mutual
   Fund A                    Fund B
------------              ------------

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS
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Subject to any applicable retirement plan or Tax Code restrictions (see "Withdrawal Restrictions" below), you may withdraw all or a portion of your withdrawal value at any time during the accumulation phase. No withdrawals are permitted from Fixed Account C.

STEPS FOR MAKING A WITHDRAWAL
>    Select the withdrawal amount.

(1)  Full and Partial Withdrawal: You may request withdrawal of either:
     > A gross amount, in which case the applicable early withdrawal charge and taxes will be deducted from the gross amount requested; or
     > A specific amount after deduction of the applicable early withdrawal charge and taxes.

(2) Partial Withdrawal: Requests for partial withdrawals are subject to the following conditions:
     >  The minimum amount of any partial withdrawal must be $1,000;
     > The account value may not fall below the greater of $25,000 or any outstanding loan balance divided by 85%;
     > We may charge a processing fee of $25 or, if less, 2% of the amount partially surrendered;
     > Unless otherwise agreed to by us, we will withdraw dollars the same proportion as the values you hold in the investment options in which you have an account value; and
     > You must properly complete a disbursement form and deliver it to our administrative service center.

WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

> Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship of the following:

     (1) Salary reduction contributions made after December 31, 1988; and
     (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

> Participants in the Texas Optional Retirement Program. You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

> 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

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TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")
>    Processing Fee
>    Tax Penalty (see "Taxation")
>    Tax Withholding (see "Taxation")

To determine which may apply to you refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

WITHDRAWAL VALUE: Your account value less any outstanding loan balance.
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CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at our administrative service center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

Loans
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LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS.
If allowed by the contracts, and the plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant's attainment of age 70 1/2. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code or due to our administrative practices.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative Office. Read the terms of the loan agreement before submitting any request.

CHARGES. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

SYSTEMATIC WITHDRAWALS
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A systematic withdrawal is a series of automatic partial withdrawals from your account based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the account value on a monthly, quarterly, semiannual or annual basis. The amount of each systematic withdrawal must be at least $100.

SYSTEMATIC WITHDRAWAL AVAILABILITY. We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematic withdrawal options from time to time.

REQUESTING A SYSTEMATIC WITHDRAWAL. To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING SYSTEMATIC WITHDRAWALS. You may discontinue systematic withdrawals at any time by submitting a written request to our administrative service center.

CHARGES. We reserve the right to charge a processing fee not to exceed the lesser of 2% of each systematic withdrawal payment or $25. We currently do not impose this charge.

TAXATION. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59 1/2 may also be subject to a 10% federal tax penalty. If you are concerned about tax implications, consult a qualified tax adviser.

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FEATURES OF A SYSTEMATIC WITHDRAWAL A systematic withdrawal allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
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DEATH BENEFIT
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DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or annuitant dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you have instructed us otherwise, if more than one beneficiary has been named, the payment will be paid in equal shares. If you die and no beneficiary or contingent beneficiary exists, or if the beneficiary or contingent beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application and may change the designated beneficiary at any time before income phase payments begin by sending us a written request. Upon our receipt of your written request in good order (see "Contract Overview--Questions: Contacting the Company"), we will process the change effective the date it was signed. Any change in beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any beneficiary change.

DEATH BENEFIT AMOUNT

If you (for contracts owned by a natural person), or the annuitant (for contracts owned by a non-natural person) die prior to the income phase, the person you have chosen to be your beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the account value less any outstanding loan balance; (2) the sum of all purchase payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses); or (3) the account value on the sixth account anniversary immediately preceding your death (i.e., the account value on the latest of the 6th, 12th, 18th, etc. account anniversary), adjusted for purchase payments made and for amounts deducted (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses) since that anniversary. If you or the annuitant, as described above, die after age 80, your beneficiary will receive the greater of
(1) or (2) above.

For an additional premium, you can purchase a rider that enables you to change the sixth account anniversary immediately preceding your death, in option (3) above, to the anniversary immediately preceding your death. The charge for this rider is equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts, charged on a monthly basis.

For contracts owned by a natural person, if the annuitant dies and is not the same as the contract owner, the contract owner will automatically be named as the new annuitant and no death benefit will be payable.

PAYMENT OF THE DEATH BENEFIT BEFORE INCOME PHASE PAYMENTS BEGIN

The beneficiary may choose one of the following three methods of payment:

(1) Receive a lump-sum payment equal to all or a portion of the account value;
    or

(2) Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary's life expectancy or any period certain greater than the beneficiary's life expectancy); or

(3) Any other distribution method acceptable to us.

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This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND

ACCOUNT YEAR/ACCOUNT ANNIVERSARY:
A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our administrative service center. Please contact our administrative service center to learn what information is required for a request for payment of the death benefit to be in good order. Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
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The timing and manner of payment are subject to the Tax Code's distribution rules (see "Taxation--Required Minimum Distributions"). In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder's or annuitant's death or the entire account value must be distributed within five years of the contract holder's or annuitant's date of death. An exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump-sum will be paid within seven days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See "Taxation."

THE INCOME PHASE
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During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. To start receiving income phase payments, you must notify us in writing of all of the following:
>    Payment start date;
> Income phase payment option (see the income phase payment options table in this section); and
> Choice of fixed, variable or a combination of both fixed and variable payments.

Your account will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected an income phase payment option before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with Payments Guaranteed for 10 years (120 months) to be automatically effective. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase option is selected, it may not be changed.

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We may have used the following term in prior prospectuses:

ANNUITY PROVISIONS--Income Phase
ANNUITY PAYOUT SELECTION--Income Phase Payment Option
ANNUITY PAYOUT--Income Phase Payment
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WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the Statement of Additional Information. See "Contract Overview--Questions:
Contacting the Company."

TRANSFERS. After income phase payments begin you may transfer between subaccounts once per year.

ASSUMED NET INVESTMENT RATE. If you elect variable payments, the assumed net investment rate is 3%. If the investment performance of the subaccounts you selected exceeds 3%, your income phase payments will increase. Conversely, if the investment performance of the subaccounts you selected is less than 3%, your income phase payments will decrease.

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month. The earliest start date is the first business day of the first month after issue. If the start date you selected does not occur on a valuation date at least 60 days after issue, we reserve the right to adjust the start date to the first valuation date after the start date you selected that is at least 60 days after issue. If you do not select a start date, the start date will be the annuitant's 85th birthday. The latest start date is the annuitant's 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:
(a)  The life of the annuitant;
(b)  The joint lives of the annuitant and beneficiary;
(c)  A guaranteed period greater than the annuitant's life expectancy; or
(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our administrative service center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:
ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

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                                       LIFETIME INCOME PHASE PAYMENT OPTIONS
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                               LENGTH OF PAYMENTS:  For as long as the annuitant lives. It is possible that only one
Life                           Income payment will be made if the annuitant dies
                               prior to the second payment's due date. Death
                               Benefit--None: All payments end upon the
                               annuitant's death.
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                               LENGTH OF PAYMENTS:  For as long as the annuitant lives, with payments guaranteed for
Life Income with               10 years (120 months). Death Benefit--Payment to the Beneficiary: If the annuitant dies
Payments Guaranteed            before we have made all the guaranteed payments, we will continue to pay the
for 10 Years*                  beneficiary the remaining payments.
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Life Income--                  LENGTH OF PAYMENTS:  For as long as either annuitant lives. It is possible that only
Two Lives                      one payment will be made if both annuitants die before the second payment's due date.
                               DEATH BENEFIT -- None:  All payments end upon the death of both annuitants.
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* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

TAXATION
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INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

> We do not make any guarantee about the tax treatment of the contract or any transaction involving the contract.

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We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
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TAXATION OF GAINS PRIOR TO DISTRIBUTION. . Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

DIVERSIFICATION. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

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IN THIS SECTION

INTRODUCTION

CONTRACT TYPE

WITHDRAWALS AND OTHER DISTRIBUTIONS
>    Taxation of Distributions
>    10% Penalty Tax
>    Withholding for Federal Income Tax Liability

REQUIRED MINIMUM DISTRIBUTIONS
>    Minimum Distribution of Death Benefit Proceeds (except Nonqualified
     Contracts)
>    Minimum Distribution of Death Benefit Proceeds (Nonqualified Contracts)

RULES SPECIFIC TO CERTAIN PLANS
>    401(a), 401(k), and 403(b) Plans
>    408(b) and 408A IRAs
>    457(b) Plans

TAXATION OF NONQUALIFIED CONTRACTS

TAXATION OF THE COMPANY

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
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CONTRACT TYPE

The contract is designed for use on a non-tax qualified basis as a nonqualified contract or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b), 408A or 457(b). The contracts may also, at our sole discretion, be issued as nonqualified contracts in connection with retirement arrangements under Tax Code sections 401(a) and 401(k).

TAX RULES. The tax rules vary according to whether the contract is a nonqualified contract or used with a qualified retirement arrangement. If used with a qualified retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, sales representative or the Company to learn which Tax Code section applies to your arrangement.

THE CONTRACT. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of a contract. If a contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from these contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

NONQUALIFIED CONTRACTS. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.

For income phase payments a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income phase payments in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire payment will be taxable once the recipient has recovered the investment in the contract.

For variable income phase payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire income phase payment will be taxable once the recipient has recovered the investment in the contract.

All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

401(a), 401(k), 403(b) AND GOVERNMENTAL 457(b) PLANS. All distributions from these plans are taxed as received unless either of the following is true:
> The distribution is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code; or
> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

TAX-EXEMPT 457(b) PLANS. All amounts received under a 457(b) plan of a non-governmental tax exempt employer are includible in taxable income when paid or otherwise made available to you or your designated beneficiary.

408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:
> The distribution is rolled over to another traditional IRA or, to a plan eligible to receive rollovers; or
> You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

408A ROTH IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:
> Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and
> Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 401(a), 401(k), 403(b), 408(b) or 408A arrangement.

NONQUALIFIED CONTRACTS. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless certain exceptions apply, including one or more of the following:

(a)  You have attained age 59 1/2;
(b)  You have become disabled as defined in the Tax Code;
(c)  You have died;
(d) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
(e) The distribution is allocable to investment in the contract before August 14, 1982.

401(a), 401(k), OR 403(b) PLANS. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), or 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

     (a)  You have attained age 59 1/2;
     (b)  You have become disabled, as defined in the Tax Code;
     (c)  You have died;
     (d)  You have separated from service with the sponsor at or after age 55;
     (e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
     (f) You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your designated beneficiary; or
     (g)  The distribution is made due to an IRS levy upon your account.

408(b) AND 408A IRAs. In general, except for (d) above, the exceptions for 401(a), 401(k), and 403(b) plans also apply to distributions from an IRA, including a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals or used for a qualified first-time home purchase or for higher education expenses.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

NONQUALIFIED CONTRACTS. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

401(a), 401(k), 403(b) OR GOVERNMENTAL 457(b) PLANS. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

408(b) AND 408A IRAs. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

TAX EXEMPT 457 PLANS. All distributions from a 457(b) plan of a non-governmental tax exempt employer except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

NON-RESIDENT ALIENS. If you or your designated beneficiary are non-resident aliens, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

REQUIRED MINIMUM DISTRIBUTIONS

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:

>    Start date for distributions;
>    The time period in which all amounts in your account(s) must be distributed;or
>    Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:
> You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2; or
> Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:
>    Over your life or the joint lives of you and your designated beneficiary;
     or
> Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS (401(a), 401(k), 403(b) AND 457 PLANS AND 408(b) AND 408A IRAS)

The following applies to 401(a), 401(k), 403(b), 457 plans and 408(b) and 408(A) IRAs. Different distribution requirements apply if your death occurs:
>    After you begin receiving minimum distributions under the contract; or
>    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over either of the following timeframes:
>    Over the life of the designated beneficiary; or
> Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
>    December 31 of the calendar year following the calendar year of your death;
     or
>    December 31 of the calendar year in which you would have attained age
     70 1/2.

SPECIAL RULE FOR IRA SPOUSAL BENEFICIARIES. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS (NONQUALIFIED CONTRACTS)

DEATH OF THE CONTRACT HOLDER. The following requirements apply to nonqualified contracts at your death. Different distribution requirements apply if your death occurs:

>    After you begin receiving income phase payments under the contract; or
>    Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed by August 31, 2009. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:
>    Over the life of the designated beneficiary; or
> Over a period not extending beyond the life expectancy of the designated beneficiary.

SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the account may be continued with the surviving spouse as the new contract holder.

DEATH OF ANNUITANT. If the contract holder is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the designated beneficiary must elect an income phase payment option within 60 days of the date of death, or any gain under the contract will be includible in the designated beneficiary's income in the year the annuitant dies.

RULES SPECIFIC TO CERTAIN PLANS

401(a), 401(k) AND 403(b) PLANS

Tax Code sections 401(a), 401(k) and 403(b) permit certain employers to establish various types of retirement plans for employees and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
>    A plan participant as a means to provide benefit payments;
> An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
>    The Company as collateral for a loan.

EXCLUSIONS FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $41,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $13,000 in 2004. This limit is scheduled to increase as follows:

     >  $14,000 in 2005;
     >  $15,000 in 2006 and thereafter.

After 2006 contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

     (a)  The amount provided for in Tax Code Section 414(v)(2)(b) as follows:

        >  $3,000 in 2004;
        >  $4,000 in 2005;
        >  $5,000 in 2006 and thereafter; or

     (b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

RESTRICTIONS ON DISTRIBUTIONS. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

TRANSFERS FROM 403(B)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) PLANS

GENERAL. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your designated beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

CONTRIBUTIONS TO A 457(b) PLAN EXCLUDED FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, not including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

The annual dollar amount limits are as follows:

     >  $13,000 in 2004;
     >  $14,000 in 2005;
     >  $15,000 in 2006 and thereafter.

After 2006, the annual dollar limits will be subject to indexing.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

     (a)  The amount provided for in Tax Code Section 414(v)(2)(b) as follows:

        >  $3,000 in 2004;
        >  $4,000 in 2005;
        >  $5,000 in 2006 and thereafter; or

     (b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

TAX PENALTY. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k) or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

     (a)  You have attained age 59 1/2;
     (b)  You have become disabled, as defined in the Tax Code;
     (c)  You have died;
     (d)  You have separated from service with the sponsor at or after age 55;
     (e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
     (f) You have separated from service with the plan sponsor, the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your designated beneficiary; or
     (g)  The distribution is made due to an IRS levy upon your account.

Currently, the contracts do not allow rollovers from a 401(a), 401(k), or 403(b) plans, or an IRA, into a contract used with 457 plans.

408(b) AND 408A IRAs

Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

ELIGIBILITY. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

Sales of a contract for use with a traditional or Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

ROLLOVERS AND TRANSFERS. Rollovers and direct transfers are permitted from a 401, 403(b) or governmental 457(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

TAXATION OF NONQUALIFIED CONTRACTS

IN GENERAL. Tax Code section 72 governs taxation of annuities in general. Under a nonqualified contract if you are a natural person you generally are not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

NON-NATURAL HOLDERS OF A NONQUALIFIED CONTRACT. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A NONQUALIFIED CONTRACT. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other designated beneficiary who is not also the contract holder, the selection of certain annuity dates or the exchange of a contract may result in certain tax consequences. The assignment, pledge or agreement to assign or pledge any portion of the account value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
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The Company

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. We are an indirect wholly-owned subsidiary of ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking and asset management.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

              Our Home Office:                Our Administrative Service Center:
                                                      ING Service Center
         20 Washington Avenue South                     P.O. Box 5050
        Minneapolis, Minnesota 55401            Minot, North Dakota 58702-5050

Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company ("Northern"), a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibilities for Northern's obligations under the contracts.

We are a charter member of the Insurance Marketplace Standards Association
(IMSA). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

SEPARATE ACCOUNT N

We established Separate Account N on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). It also meets the definition of "separate account" under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

We may, if it is in the best interest of our contract holders:
> Manage the separate account as a management investment company under the 1940 Act;
> Deregister the separate account under the 1940 Act, if registration is no longer required;
>    Combine the separate accounts of the Company; or
>    Reallocate assets of the separate account to another separate account.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:
>    Standardized average annual total returns; and
>    Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may exclude the effect of any charges on amounts withdrawn. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

CONTRACT DISTRIBUTION

Effective January 1, 2004 our affiliate, ING Financial Advisers, LLC, began serving as the principal underwriter for the contract. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of the Company.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into selling arrangements with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contract as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Financial Advisers, LLC
ING Financial Partners, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services, LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES

The Company, in its sole discretion, reserves the following rights:

> The Company may add to, delete from or substitute shares that may be purchased for or held in the separate account. The Company may establish additional subaccounts, each of which would invest in shares of a new portfolio of a fund or in shares of another investment company having a specified investment objective. Any new subaccounts may be made available to existing contract owners on a basis to be determined by the Company.

> The Company may, in its sole discretion, eliminate one or more subaccounts, or close subaccounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.

> If the shares of a fund are no longer available for investment or if in the Company's judgment further investment in a fund should become inappropriate in view of the purposes of the separate account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

> The Company may restrict or eliminate any voting privileges of contract owners or other persons who have voting privileges as to the separate account.

>    The Company may make any changes required by the 1940 Act.

> In the event any of the foregoing changes or substitutions are made, the Company may endorse the contracts to reflect the change or substitution.

THE COMPANY'S RESERVATION OF RIGHTS IS EXPRESSLY SUBJECT TO THE FOLLOWING WHEN
REQUIRED:

>    Applicable federal and state laws and regulations.

>    Notice to contract owners.

>    Approval of the sec and/or state insurance authorities.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve the separate account as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
> On any valuation day when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or
> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract owner, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate a contract if:
> The entire account value is withdrawn on or before income phase payments begin; or
>    The outstanding loan balance equals or exceeds the account value.

REPORTS TO OWNERS

At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately; however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in "Contract Overview--Questions: Contacting the Company" if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

TRADING--INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Separate Account N
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements
Financial Statements of Separate Account N
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company

You may request an SAI by calling our administrative service center at the number listed in "Contract Overview--Questions: Contacting the Company" or by returning this request to our administrative service center at the address listed in "Contract Overview--Questions: Contacting the Company."

Your name ______________________________________________________________________

Address ________________________________________________________________________

City __________________________ State ___________________ Zip __________________

Please send me a copy of the Separate Account N Advantage Century Plus(SM) Statement of Additional Information.

________________________________________________________________________________

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX I
                               THE FIXED ACCOUNTS
--------------------------------------------------------------------------------
GENERAL DISCLOSURE.
> Fixed Account A and Fixed Account C (collectively, the fixed accounts) are investment options available during the accumulation phase.
> Amounts allocated to the fixed accounts are held in the Company's general account which supports insurance and annuity obligations.
> All or a portion of your purchase payments may be allocated to the fixed accounts.
> Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
> The fixed accounts have not been registered as investment companies under the Investment Company Act of 1940.
> Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
> Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
> Additional information about the fixed accounts may be found in the contracts.

INTEREST RATES.
> The fixed accounts have an interest rate that is set periodically by the Company. The minimum rate is the guaranteed rate. We, the Company may credit interest in excess of the guaranteed rate. Amounts applied to the fixed accounts are guaranteed to earn the interest rate in effect at the time money is applied until the end of the calendar year in which it is received and subsequent interest rates for that amount are credited with excess interest at the rates then in effect for the then current calendar year. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on a number of factors, including investment income earned on invested assets, taxes, persistency and other experience factors. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

> The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

TRANSFERS FROM THE FIXED ACCOUNTS. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to any other available fixed account any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account C are subject to the following conditions:

> Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (reallocation date). You may instruct us on which day you want the transfer to occur.

> If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.

> You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.

> If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be transferred to Fixed Account A.

>    Transfers from Fixed Account C to Fixed Account A are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-discriminatory basis.

DOLLAR COST AVERAGING. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A are not permitted. Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis. (See "Transfers Amount Investment Options--The Dollar Cost Averaging Program.")

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

LOANS. Loans are not allowed from Fixed Account C. (See "Loans.")

CHARGES. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by the monthly product charge and annual maintenance fee (see "Fee Table" and "Fees").

GUARANTEE. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account; plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually; plus any additional interest which we may, in our discretion, credit to the fixed accounts; less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

                                   APPENDIX II
                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES, AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. PLEASE REFER TO THE FUND PROSPECTUSES FOR THIS AND ADDITIONAL INFORMATION. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW - QUESTIONS: CONTACTING THE COMPANY," BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

---------------------------------------------------------------------------------------------------------------------------
                                          INVESTMENT ADVISER/       INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                                 SUBADVISER                INVESTMENT STRATEGIES
---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -            A I M Advisors, Inc.      Seeks long-term growth of capital. Seeks to meet its
  AIM V.I. DENT DEMOGRAPHIC                                         objective by investing in securities of companies that
  TRENDS FUND                             Subadviser: H.S. Dent     are likely to benefit from changing demographic,
(SERIES I SHARES)                         Advisors, Inc.            economic and lifestyle trends. These securities may
                                                                    include common stocks, convertible bonds, convertible
                                                                    preferred stocks and warrants of companies within a
                                                                    broad range of market capitalizations.
---------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - ALGER           Fred Alger Management,    Seeks long-term capital appreciation. Focuses on
  AMERICAN GROWTH PORTFOLIO               Inc.                      growing companies that generally have broad product
(CLASS O Shares)                                                    lines, markets, financial resources and depth of
                                                                    management. Under normal circumstances, invests
                                                                    primarily in the equity securities of large companies.
                                                                    The portfolio considers a large company to have a
                                                                    market capitalization of $1 billion or greater.
---------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - ALGER           Fred Alger Management,    Seeks long-term capital appreciation. Under normal
  AMERICAN LEVERAGED ALLCAP               Inc.                      circumstances, invests in the equity securities of
  PORTFOLIO                                                         companies of any size which demonstrate promising
(CLASS O Shares)                                                    growth potential. The portfolio can leverage, that is,
                                                                    borrow money, up to one-third of its total assets to
                                                                    buy additional securities.
---------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - ALGER           Fred Alger Management,    Seeks long-term capital appreciation. Focuses on
  AMERICAN MIDCAP GROWTH                  Inc.                      midsized companies with promising growth potential.
  PORTFOLIO                                                         Under normal circumstances, invests primarily in the
(CLASS O Shares)                                                    equity securities of companies having a market
                                                                    capitalization within the range of companies in the
                                                                    Russell Midcap Growth Index or the Standard & Poor's
                                                                    MidCap 400 Index.
---------------------------------------------------------------------------------------------------------------------------

-----------------------------------   ----------------------  ------------------------------------------------------------
                                      INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                             SUBADVISER              INVESTMENT STRATEGIES
-----------------------------------   ----------------------  ------------------------------------------------------------
THE ALGER AMERICAN FUND - ALGER       Fred Alger              Seeks long-term capital appreciation. Focuses on small
   AMERICAN SMALL CAPITALIZATION      Management, Inc.        fast-growing companies that offer innovative products,
   PORTFOLIO                                                  services or technologies to a rapidly expanding
(CLASS O SHARES)                                              marketplace. Under normal circumstances, invests
                                                              primarily in the equity securities of small capitalization companies. A small capitalization company is one that
                                                              has a market capitalization within the range of the
                                                              companies in the Russell 2000 Growth Index or the
                                                              Standard & Poor's SmallCap 600 Index.
-----------------------------------   ----------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE        Fidelity Management &   Seeks to maximize total return by allocating its assets
   PRODUCTS - FIDELITY(R) VIP ASSET   Research Company        among stocks, bonds, short-term instruments, and other
   MANAGER: GROWTH PORTFOLIO                                  investments. Assets are allocated among stocks, bonds,
(INITIAL CLASS)                       Subadvisers: Fidelity   and short-term and money market instruments,
                                      Management &            maintaining a neutral mix over time of 70% of assets in
                                      Research (U.K.) Inc.;   stocks, 25% of assets in bonds, and 5% of assets in
                                      Fidelity Management &   short-term and money market instruments.
                                      Research (Far East)
                                      Inc.; Fidelity
                                      Investments Japan
                                      Limited; Fidelity
                                      Investments Money
                                      Management, Inc.;
                                      FMR Co., Inc.
-----------------------------------   ----------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE        Fidelity Management &   Seeks long-term capital appreciation. Normally invests
   PRODUCTS - FIDELITY(R) VIP         Research Company        primarily in common stocks of companies whose value
   CONTRAFUND PORTFOLIO                                       the Portfolio's investment adviser believes is not fully
(INITIAL CLASS)                       Subadvisers: Fidelity   recognized by the public.
                                      Management &
                                      Research (U.K.) Inc.;
                                      Fidelity Management &
                                      Research (Far East)
                                      Inc.; Fidelity
                                      Investments Japan
                                      Limited; FMR Co., Inc.
-----------------------------------   ----------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE        Fidelity Management &   Seeks reasonable income. Also considers the potential
   PRODUCTS - FIDELITY(R) VIP         Research Company        for capital appreciation. Seeks to achieve a yield which
   EQUITY-INCOME PORTFOLIO                                    exceeds the composite yield on the securities
(INITIAL CLASS)                       Subadviser: FMR Co.,    comprising the Standard & Poor's 500(SM) Index.
                                      Inc.                    Normally invests at least 80% of total assets in income-
                                                              producing equity securities (which tends to lead to
                                                              investments in large cap "value" stocks).
-----------------------------------   ----------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE        Fidelity Management &   Seeks to provide capital growth. Normally invests
   PRODUCTS - FIDELITY(R) VIP         Research Company        primarily in common stocks, investing in both
   GROWTH OPPORTUNITIES PORTFOLIO                             domestic and foreign issuers. Invests in either "growth"
(INITIAL CLASS)                       Subadvisers: Fidelity   stocks or "value" stocks or both.
                                      Management &
                                      Research (U.K.) Inc.;
                                      Fidelity Management &
                                      Research (Far East)
                                      Inc.; Fidelity
                                      Investments Japan
                                      Limited; FMR Co., Inc.
-----------------------------------   ----------------------  ------------------------------------------------------------

-----------------------------------   ----------------------  ------------------------------------------------------------
                                      INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                             SUBADVISER              INVESTMENT STRATEGIES
-----------------------------------   ----------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE        Fidelity Management &   Seeks to achieve capital appreciation. Normally invests
   PRODUCTS - FIDELITY(R) VIP         Research Company        primarily in common stocks of companies the
   GROWTH PORTFOLIO                                           investment adviser believes have above-average
(INITIAL CLASS)                       Subadviser: FMR Co.,    growth potential (often called "growth" stocks).
                                      Inc.
-----------------------------------   ----------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE        Fidelity Management &   Seeks investment results that correspond to the total
   PRODUCTS -  FIDELITY(R) VIP        Research Company        return of common stocks publicly traded in the United
   INDEX 500 PORTFOLIO                                        States, as represented by the Standard & Poor's 500
(INITIAL CLASS)                       Subadviser: Geode       Index(SM) (S&P 500(R)). Normally invests at least 80% of
                                      Capital Management,     assets in common stocks included in the S&P 500(R).
                                      LLC (Geode)
-----------------------------------   ----------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE        Fidelity Management &   Seeks as high a level of current income as is consistent
   PRODUCTS - FIDELITY(R) VIP         Research Company        with the preservation of capital. Normally invests at
   INVESTMENT GRADE BOND                                      least 80% of assets in investment-grade debt securities
   PORTFOLIO                          Subadviser: Fidelity    of all types and repurchase agreements for those
(INITIAL CLASS)                       Investments Money       securities.
                                      Management, Inc.
-----------------------------------   ----------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE        Fidelity Management &   Seeks as high a level of current income as is consistent
   PRODUCTS - FIDELITY(R) VIP MONEY   Research Company        with preservation of capital and liquidity. Invests in
   MARKET PORTFOLIO                                           U.S. dollar-denominated money market securities of
(INITIAL CLASS)                       Subadviser: Fidelity    domestic and foreign issuers and repurchase
                                      Investment Money        agreements, and may enter into reverse repurchase
                                      Management, Inc.        agreements. Invests more than 25% of total assets in
                                                              the financial services industries. Although the Portfolio
                                                              seeks to preserve the value of a shareholder's
                                                              investment at $1.00 per share, it is possible to lose
                                                              money by investing in the Portfolio.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING PARTNERS, INC. - ING              ING Life Insurance and  Seeks long-term growth of capital; income is a
   AMERICAN CENTURY SMALL CAP         Annuity Company         secondary objective. Invests primarily (at least 80% of
   VALUE PORTFOLIO                                            net assets under normal circumstances) in U.S. equity
(INITIAL CLASS)                       Subadviser: American    securities of small cap companies. The Portfolio's
                                      Century Investment      subadviser considers small cap companies to include
                                      Management, Inc.        those with a market capitalization no larger than that of
                                                              the largest company in the S&P Small Cap 600 Index
                                                              or the Russell 2000 Index.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING PARTNERS, INC. - ING BARON        ING Life Insurance and  Seeks capital appreciation. Invests primarily (at least
   SMALL CAP GROWTH PORTFOLIO         Annuity Company         80% of total assets under normal circumstances) in
(INITIAL CLASS)                                               securities of smaller companies with market values
                                      Subadviser: BAMCO,      under $2.5 billion as measured at the time of purchase.
                                      Inc.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING PARTNERS, INC. - ING              ING Life Insurance and  Seeks growth from capital appreciation. A
   JPMORGAN MID CAP VALUE             Annuity Company         nondiversified Portfolio that invests primarily (at least
   PORTFOLIO                                                  80% of net assets under normal circumstances) in a
(INITIAL CLASS)                       Subadviser: J.P.        broad portfolio of common stocks of companies with
                                      Morgan Investment       market capitalizations of $1 billion to $20 billion at the
                                      Management Inc.         time of purchase that the subadviser believes to be
                                                              undervalued.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING INVESTORS TRUST - ING JULIUS      Directed Services, Inc. Seeks long-term growth of capital. Under normal
   BAER FOREIGN PORTFOLIO                                     conditions, invests in a wide variety of international
(CLASS S)                             Subadviser: Julius Baer equity securities issued through the world, normally
                                      Investment              excluding the United States. Normally invests at least
                                      Management, Inc.        80% of its assets in equity securities tied economically
                                                              to countries outside the United States.
-----------------------------------   ----------------------  ------------------------------------------------------------

-----------------------------------   ----------------------  ------------------------------------------------------------
                                      INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                             SUBADVISER              INVESTMENT STRATEGIES
-----------------------------------   ----------------------  ------------------------------------------------------------
ING PARTNERS, INC. - ING MFS          ING Life Insurance and  Seeks capital appreciation. Invests primarily (at least
   GLOBAL GROWTH PORTFOLIO            Annuity Company         65% of net assets under normal circumstances) in
(INITIAL CLASS)                                               common stocks and related equity securities such as
                                      Subadviser:             preferred stock, convertible securities and depositary
                                      Massachusetts           receipts. Invests in securities of companies worldwide
                                      Financial Services      growing at rates expected to be well above the growth
                                      Company                 rate of the overall U.S. economy.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING INVESTORS TRUST - ING MFS         Directed Services, Inc. Seeks above-average income (compared to a portfolio
   TOTAL RETURN PORTFOLIO                                     entirely invested in equity securities) consistent with
(CLASS S)                             Subadviser:             the prudent employment of capital. Secondarily seeks
                                      Massachusetts           reasonable opportunity for growth of capital and
                                      Financial Services      income. Invests in a combination of equity and fixed
                                      Company                 income securities.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING PARTNERS, INC. - ING PIMCO        ING Life Insurance and  Seeks maximum total return, consistent with capital
   TOTAL RETURN PORTFOLIO             Annuity Company         preservation and prudent investment management.
(INITIAL CLASS)                                               Invests under normal circumstances at least 65% of net
                                      Subadviser: Pacific     assets plus borrowings for investment purposes in a
                                      Investment              diversified portfolio of fixed income instruments of
                                      Management Company      varying maturities. Invests primarily in investment
                                      LLC                     grade debt securities, but may invest up to 10% of its
                                                              assets in high yield securities ("junk bonds") rated B or
                                                              higher by Moody's or S&P, or, if unrated, determined
                                                              by the subadviser to be of comparable quality.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING INVESTORS TRUST - ING T.          Directed Services, Inc. Seeks substantial dividend income as well as long-term
   ROWE PRICE EQUITY INCOME                                   growth of capital. Normally invests at least 80% of its
   PORTFOLIO                          Subadviser: T. Rowe     assets in common stocks, with 65% in the common
(CLASS S)                             Price Associates, Inc.  stocks of well-established companies paying above-
                                                              average dividends. May also invest in convertible
                                                              securities, warrants and preferred stocks, foreign
                                                              securities, debt securities including high-yield debt
                                                              securities and future and options.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING PARTNERS, INC. - ING T. ROWE      ING Life Insurance and  Seeks long-term capital growth, and secondarily,
   PRICE GROWTH EQUITY PORTFOLIO      Annuity Company         increasing dividend income. Invests primarily (at least
(INITIAL CLASS)                                               80% of net assets under normal circumstances) in
                                      Subadviser: T. Rowe     common stocks. Concentrates its investments in growth
                                      Price Associates, Inc.  companies. Investments in foreign securities are limited to 30% of total assets.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING PARTNERS, INC. - ING VAN          ING Life Insurance and  Seeks capital growth and income. Invests in a portfolio
   KAMPEN COMSTOCK PORTFOLIO          Annuity Company         of equity securities, including common stocks,
(INITIAL CLASS)                                               preferred stocks and securities convertible into
                                      Subadviser:             common and preferred stocks.
                                      Van Kampen
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST -         ING Investments, LLC    Seeks capital appreciation. Normally invests at least
   ING VP DISCIPLINED LARGECAP                                80% of total assets in common stocks included in the
   PORTFOLIO (FORMERLY ING VP         Subadviser: Aeltus      Standard & Poor's 500 Composite Stock Price Index
   RESEARCH ENHANCED INDEX            Investment              (S&P 500 Index). May also invest in certain higher-risk
   PORTFOLIO)                         Management, Inc.        investments, including derivatives (generally these
(CLASS I SHARES)                                              investments will be limited to S&P 500 Index futures
                                                              and or options on futures of the S&P 500 Index).
-----------------------------------   ----------------------  ------------------------------------------------------------

-----------------------------------   ----------------------  ------------------------------------------------------------
                                      INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                             SUBADVISER              INVESTMENT STRATEGIES
-----------------------------------   ---------------------   ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST -         ING Investments, LLC    Seeks long-term capital appreciation. Invests, under
   ING VP FINANCIAL SERVICES                                  normal market conditions, at least 80% of assets in
   PORTFOLIO                          Subadviser: Aeltus      equity securities and equity equivalent securities of
(CLASS I SHARES)                      Investment              companies principally engaged in the financial services
                                      Management, Inc.        industry. As a general matter, the Portfolio expects
                                                              these investments to be in common stocks of large-,
                                                              mid- and small-sized companies. May invest remaining
                                                              20% of assets in equity or debt securities of financial
                                                              services companies or companies that are not financial
                                                              services companies, and in money market instruments.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC. -       ING Investments, LLC    Seeks long-term capital appreciation. Normally invests
   ING VP GLOBAL SCIENCE AND                                  at least 80% of net assets in equity securities issued by
   TECHNOLOGY PORTFOLIO               Subadviser: BlackRock   science and technology companies in all market
(CLASS I SHARES)                      Advisors, Inc.          capitalization ranges. Will invest primarily in equity
                                                              securities of U.S. and non-U.S. companies selected for
                                                              their rapid and sustainable growth potential from the
                                                              development, advancement and use of science and/or
                                                              technology. May invest up to 25% of its net assets in
                                                              stocks of issuers in emerging market countries.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST -         ING Investments, LLC    Seeks to provide investors with a high level of current
   ING VP HIGH YIELD BOND                                     income and total return. Under normal market
   PORTFOLIO                          Subadviser: Aeltus      conditions, invests at least 80% of assets in high yield
(CLASS I SHARES)                      Investment              (high risk) bonds. For this Portfolio, high yield bonds
                                      Management, Inc.        are debt securities that are not rated by a nationally
                                                              recognized statistical rating organization or are rated
                                                              below investment grade or have an equivalent rating by
                                                              a nationally recognized statistical rating organization.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC. -       ING Investments, LLC    Seeks to outperform the total return performance of the
   ING VP INDEX PLUS LARGECAP                                 Standard & Poor's 500 Composite Stock Price Index
   PORTFOLIO                          Subadviser: Aeltus      (S&P 500 Index), while maintaining a market level of
(CLASS I SHARES)                      Investment              risk. Invests at least 80% of assets in stocks included in
                                      Management, Inc.        the S&P 500 Index. The subadviser's objective is to
                                                              overweight those stocks in the S&P 500 Index that it
                                                              believes will outperform the index and underweight or
                                                              avoid those stocks that it believes will underperform
                                                              the index.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC. -       ING Investments, LLC    Seeks to outperform the total return performance of the
   ING VP INDEX PLUS MIDCAP                                   Standard & Poor's MidCap 400 Index (S&P MidCap
   PORTFOLIO                          Subadviser: Aeltus      400 Index), while maintaining a market level of risk.
(CLASS I SHARES)                      Investment              Invests at least 80% of assets in stocks included in the
                                      Management, Inc.        S&P MidCap 400 Index. The subadviser's objective is
                                                              to overweight those stocks in the S&P MidCap 400
                                                              Index that it believes will outperform the index and
                                                              underweight or avoid those stocks that it believes will
                                                              underperform the index.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC. -       ING Investments, LLC    Seeks to outperform the total return performance of the
   ING VP INDEX PLUS SMALLCAP                                 Standard and Poor's SmallCap 600 Index (S&P 600
   PORTFOLIO                          Subadviser: Aeltus      Index), while maintaining a market level of risk.
(CLASS I SHARES)                      Investment              Invests at least 80% of assets in stocks included in the
                                      Management, Inc.        S&P 600 Index. The subadviser's objective is to
                                                              overweight those stocks in the S&P 600 Index that it
                                                              believes will outperform the index and underweight or
                                                              avoid those stocks that it believes will underperform
                                                              the index.
-----------------------------------   ----------------------  ------------------------------------------------------------

-----------------------------------   ----------------------  ------------------------------------------------------------
                                      INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                             SUBADVISER              INVESTMENT STRATEGIES
-----------------------------------   ---------------------   ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST -         ING Investments, LLC    Seeks long-term capital appreciation. Invests primarily
   ING VP INTERNATIONAL VALUE                                 in foreign companies with market capitalizations
   PORTFOLIO                          Subadviser: Aeltus      greater than $1 billion, but may hold up to 25% of
(CLASS I SHARES)                      Investment              assets in companies with smaller market
                                      Management, Inc.        capitalizations. Under normal circumstances, will
                                                              invest at least 65% of total assets in securities of
                                                              companies located in at least three countries other than
                                                              the U.S., which may include emerging market
                                                              countries.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST -         ING Investments, LLC    Seeks growth of capital, with dividend income as a
   ING VP MAGNACAP PORTFOLIO                                  secondary consideration. Will normally invest at least
(CLASS I SHARES)                      Subadviser: Aeltus      80% of assets in common stock of large companies.
                                      Investment              For this Portfolio, large companies are those included
                                      Management, Inc.        in the 500 largest U.S. companies, as measured by total
                                                              revenues, net assets, cash flow or earnings, or the 1,000
                                                              largest companies as measured by equity market
                                                              capitalization.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST -         ING Investments, LLC    Seeks long-term capital appreciation. Normally invests
   ING VP MIDCAP OPPORTUNITIES                                at least 80% of assets in the common stocks of mid-
   PORTFOLIO                          Subadviser: Aeltus      sized U.S. companies that the subadviser believes have
(CLASS I SHARES)                      Investment              above average prospects for growth. For this Portfolio,
                                      Management, Inc.        mid-size companies are those with market
                                                              capitalizations that fall within the range of companies
                                                              in the Russell MidCap Growth Index.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VP NATURAL RESOURCES TRUST -      ING Investments, LLC    A nondiversified Portfolio that seeks long-term growth
                                                              of capital primarily through investment in common
                                      Subadviser: Aeltus      stocks of companies that own or develop natural
                                      Investment              resources and other basic commodities, or supply
                                      Management, Inc.        goods and services to such companies. Capital
                                                              appreciation will be the primary determinant of total
                                                              return and income is a secondary consideration.
                                                              Normally invests at least 80% of assets in companies
                                                              with substantial natural resource assets or companies
                                                              that supply goods and services to such companies.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST -         ING Investments, LLC    Seeks total return. Under normal market conditions,
   ING VP REAL ESTATE PORTFOLIO                               invests at least 80% of assets in common and preferred
(CLASS I SHARES)                      Subadviser: ING         stocks of U.S. real estate investment trusts (REITs) and
                                      Clarion Real Estate     real estate companies. For this Portfolio, real estate
                                      Securities.             companies consist of companies that are principally
                                                              engaged in the real estate industry. May invest in
                                                              companies with any market capitalization; however,
                                                              the subadviser will generally not invest in companies
                                                              with market capitalization of less than $100 million at
                                                              the time of purchase.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST -         ING Investments, LLC    Seeks long-term capital appreciation. Normally invests
   ING VP SMALLCAP OPPORTUNITIES                              at least 80% of assets in the common stock of smaller,
   PORTFOLIO                          Subadviser: Aeltus      lesser-known U.S. companies that the subadviser
(CLASS I SHARES)                      Investment              believes have above average prospects for growth. For
                                      Management, Inc.        this Portfolio, smaller companies are those with market
                                                              capitalizations that fall within the range of companies
                                                              in the Russell 2000 Growth Index.
-----------------------------------   ----------------------  ------------------------------------------------------------

-----------------------------------   ----------------------  ------------------------------------------------------------
                                      INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                             SUBADVISER              INVESTMENT STRATEGIES
-----------------------------------   ----------------------  ------------------------------------------------------------
ING STRATEGIC ALLOCATION              ING Investments, LLC    Seeks to provide total return (i.e., income and capital
    PORTFOLIOS, INC. - ING VP                                 appreciation, both realized and unrealized). Managed
    STRATEGIC ALLOCATION BALANCED     Subadviser: Aeltus      for investors seeking a balance between income and
    PORTFOLIO                         Investment              capital appreciation who generally have an investment
(CLASS I SHARES)                      Management, Inc.        horizon exceeding ten years and a moderate level of
                                                              risk tolerance. Under normal market conditions,
                                                              allocates assets among several classes of equities,
                                                              fixed-income securities (including up to 15% of total
                                                              assets in high-yield instruments) and money market
                                                              instruments. The benchmark portfolio is 60% equities,
                                                              35% fixed income and 5% money market instruments
                                                              under neutral market conditions.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING STRATEGIC ALLOCATION              ING Investments, LLC    Seeks to provide capital appreciation. Managed for
    PORTFOLIOS, INC. - ING VP                                 investors seeking capital appreciation who generally
    STRATEGIC ALLOCATION GROWTH       Subadviser: Aeltus      have an investment horizon exceeding 15 years and a
    PORTFOLIO                         Investment              high level of risk tolerance. Under normal market
(CLASS I SHARES)                      Management, Inc.        conditions, allocates assets among several classes of
                                                              equities, fixed-income securities (including up to 15%
                                                              of total assets in high-yield instruments) and money
                                                              market instruments. The benchmark portfolio is 80%
                                                              equities and 20% fixed income under neutral market
                                                              conditions.
-----------------------------------   ----------------------  ------------------------------------------------------------
ING STRATEGIC ALLOCATION              ING Investments, LLC    Seeks to provide total return consistent with
    PORTFOLIOS, INC. - ING VP                                 preservation of capital. Managed for investors
    STRATEGIC ALLOCATION INCOME       Subadviser: Aeltus      primarily seeking total return consistent with capital
    PORTFOLIO                         Investment              preservation who generally have an investment horizon
(CLASS I SHARES)                      Management, Inc.        exceeding five years and a low level of risk tolerance.
                                                              Under normal market conditions, allocates assets
                                                              among several classes of equities, fixed-income
                                                              securities (including up to 15% of total assets in high-
                                                              yield instruments) and money market instruments. The
                                                              benchmark portfolio is 35% equities, 55% fixed
                                                              income and 10% money market instruments under
                                                              neutral market conditions.
-----------------------------------   ----------------------  ------------------------------------------------------------
JANUS ASPEN SERIES GROWTH             Janus Capital           Seeks long-term growth of capital in a manner
    PORTFOLIO                                                 consistent with the preservation of capital. Invests
(INSTITUTIONAL SHARES)                                        primarily in common stocks selected for their growth
                                                              potential. Although it can invest in companies of any
                                                              size, it generally invests in larger, more established
                                                              companies.
-----------------------------------   ----------------------  ------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL      Janus Capital           Seeks long-term growth of capital. Under normal
    GROWTH PORTFOLIO                                          circumstances, invests at least 80% of its net assets in
(INSTITUTIONAL SHARES)                                        securities of issuers from at least five different
                                                              countries, excluding the United States. Although the
                                                              Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at
                                                              times invest in U.S. issuers and, under unusual
                                                              circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.
-----------------------------------   ----------------------  ------------------------------------------------------------
JANUS ASPEN SERIES MID CAP            Janus Capital           Seeks long-term growth of capital. Invests, under
    GROWTH PORTFOLIO                                          normal circumstances, at least 80% of its net assets in
(INSTITUTIONAL SHARES)                                        equity securities of mid-sized companies whose market
                                                              capitalization falls, at the time of purchase, in the 12-
                                                              month average of the capitalization ranges of the
                                                              Russell MidCap Growth Index.
-----------------------------------   ----------------------  ------------------------------------------------------------

-----------------------------------   ----------------------  ------------------------------------------------------------
                                      INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                             SUBADVISER              INVESTMENT STRATEGIES
-----------------------------------   ----------------------  ------------------------------------------------------------
JANUS ASPEN SERIES - WORLDWIDE        Janus Capital           Seeks long-term growth of capital in a manner
    GROWTH PORTFOLIO                                          consistent with the preservation of capital. Invests
(INSTITUTIONAL SHARES)                                        primarily in common stocks of companies of any size
                                                              located throughout the world. Normally invests in
                                                              issuers from at least five different countries, including
                                                              the United States. May at times invest in fewer than
                                                              five countries or even in a single country.
-----------------------------------   ----------------------  ------------------------------------------------------------
NEUBERGER BERMAN ADVISERS             Neuberger Berman        Seeks the highest available current income consistent
    MANAGEMENT TRUST - LIMITED        Management Inc.         with liquidity and low risk to principal; total return is a
    MATURITY BOND PORTFOLIO                                   secondary goal. Invests mainly in investment-grade
(CLASS I SHARES)                      Subadviser: Neuberger   bonds and other debt securities form U.S. government
                                      Berman, LLC             and corporate issuers. These may include mortgage-
                                                              and asset-backed securities. Normally invests at least
                                                              80% of net assets in bonds and other debt securities.
-----------------------------------   ----------------------  ------------------------------------------------------------
NEUBERGER BERMAN ADVISERS             Neuberger Berman        Seeks growth of capital. Invests mainly in common
    MANAGEMENT TRUST - PARTNERS       Management Inc.         stocks of mid- to large-capitalization companies. The
    PORTFOLIO                                                 manager looks for well-managed companies with
(CLASS I SHARES)                      Subadviser: Neuberger   strong balance sheets whose stock prices are
                                      Berman, LLC             undervalued.
-----------------------------------   ----------------------  ------------------------------------------------------------
NEUBERGER BERMAN ADVISERS             Neuberger Berman        Seeks long-term growth of capital by investing
    MANAGEMENT TRUST - SOCIALLY       Management Inc.         primarily in securities of companies that meet the
    RESPONSIVE PORTFOLIO                                      fund's financial criteria and social policy. Invests
(CLASS I SHARES)                      Subadviser: Neuberger   mainly in common stocks of mid- to large-
                                      Berman, LLC             capitalization companies. The managers employ a
                                                              research driven and valuation sensitive approach to
                                                              stock selection seeking to identify stocks in well-
                                                              positioned businesses that they believe are undervalued
                                                              in the market.
-----------------------------------   ----------------------  ------------------------------------------------------------
PIMCO ADVISORS VIT - OPCAP            OpCap Advisors LLC      Seeks long term capital appreciation. Under normal
    EQUITY PORTFOLIO                                          conditions, invests at least 80% of net assets, plus the
                                                              amount of any borrowings for investment purposes, in
                                                              equity securities that the investment adviser believes
                                                              are undervalued in the marketplace.
-----------------------------------   ----------------------  ------------------------------------------------------------
PIMCO ADVISORS VIT - OPCAP            OpCap Advisors LLC      Seeks long term capital appreciation. Under normal
    GLOBAL EQUITY PORTFOLIO                                   conditions, invests at least 80% of net assets, plus the
                                                              amount of any borrowings for investment purposes, in
                                                              equity securities of companies located throughout the
                                                              world that the investment adviser believes are
                                                              undervalued in the marketplace.
-----------------------------------   ----------------------  ------------------------------------------------------------
PIMCO ADVISORS VIT - OPCAP            OpCap Advisors LLC      Seeks growth of capital over time. Invests in common
    MANAGED PORTFOLIO                                         stocks, bonds and cash equivalents, allocated based on
                                      Subadviser: Pacific     the investment adviser's and subadviser's view of
                                      Investment              relative values.
                                      Management Company
                                      LLC
-----------------------------------   ----------------------  ------------------------------------------------------------
PIMCO ADVISORS VIT - OPCAP            OpCap Advisors LLC      Seeks capital appreciation. Under normal conditions,
    SMALL CAP PORTFOLIO                                       invests at least 80% of net assets, plus the amount of
                                                              any borrowings for investment purposes, in equity
                                                              securities of companies with market capitalizations
                                                              under $2 billion at the time of purchase that the
                                                              investment adviser believes are undervalued in the
                                                              marketplace.
-----------------------------------   ----------------------  ------------------------------------------------------------

-----------------------------------   ----------------------  ------------------------------------------------------------
                                      INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                             SUBADVISER              INVESTMENT STRATEGIES
-----------------------------------   ----------------------  ------------------------------------------------------------
PIMCO VIT - REAL RETURN               Pacific Investment      Seeks maximum real return, consistent with
    PORTFOLIO (ADMINISTRATIVE CLASS)  Management Company      preservation of real capital and prudent investment
                                      LLC (PIMCO)             management. Invests primarily in investment grade
                                                              securities, but may invest up to 10% of its assets in
                                                              high yield securities ("junk bonds") rated B or higher
                                                              by Moody's or S&P, or, if unrated, determined by
                                                              PIMCO to be of comparable quality.
-----------------------------------   ----------------------  ------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST -    Pioneer Investment      Seeks to maximize total return through a combination
    PIONEER HIGH YIELD VCT            Management, Inc.        of income and capital appreciation. Normally, the
    PORTFOLIO                                                 portfolio invests at least 80% of its total assets in below
(CLASS I SHARES)                                              investment grade (high yield) debt securities and
                                                              preferred stocks.
-----------------------------------   ----------------------  ------------------------------------------------------------
WANGER ADVISORS TRUST - WANGER        Columbia Wanger         A nondiversified fund that seeks long-term growth of
    SELECT                            Asset Management,       capital. Invests primarily in the stocks of medium- to
                                      L.P.                    larger-size U.S. companies. Invests in a limited number
                                                              of companies (between 20-25) with market capitalizations
                                                              under $15 billion, offering the potential to provide
                                                              above-average growth over time.
-----------------------------------   ----------------------  ------------------------------------------------------------
WANGER ADVISORS TRUST - WANGER        Columbia                Seeks long-term growth of capital. Under normal
    U.S. SMALLER COMPANIES            Wanger                  circumstances, invests at least 80% of net assets (plus
                                      Asset                   any borrowings for investment purposes), at market
                                      Management, L.P.        value at the time of investment, in securities of domestic companies with total stock market capitalizations of
                                                              $5 billion or less.
-----------------------------------   ----------------------  ------------------------------------------------------------

                                  APPENDIX III
                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2003, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF SEPARATE ACCOUNT N AVAILABLE UNDER THE CONTRACTS FOR THE INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE VALUE AT FIRST DATE OF INVESTMENT. FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT END OF PERIOD" SHOWN IS THE VALUE AT THE LAST DATE OF INVESTMENT.

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD,
            REFLECTING TOTAL DAILY SEPARATE ACCOUNT CHARGES OF 1.40%)

                                                                     2003         2002       2001        2000        1999
                                                                     ----         ----       ----        ----        ----
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
(From May 1, 2000)
Value at beginning of period                                          $3.50     $5.2405     $7.8063         N/A         N/A
Value at end of period                                                $4.75       $3.50     $5.2405     $7.8063         N/A
Number of accumulation units outstanding at end of period         1,338,421     893,894   1,286,292   1,085,862         N/A
ALGER AMERICAN GROWTH PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $12.90    $19.5162    $22.4452    $26.7070    $20.2501
Value at end of period                                               $17.19      $12.90    $19.5162    $22.4452    $26.7070
Number of accumulation units outstanding at end of period         3,114,747   3,120,580   3,504,224   3,335,529   2,319,442
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $14.64    $22.4700    $27.1069    $36.5684    $20.8260
Value at end of period                                               $19.45      $14.64    $22.4700    $27.1069    $36.5684
Number of accumulation units outstanding at end of period         1,758,586   1,824,655   2,084,235   2,021,923   1,165,393
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $14.26    $20.5220    $22.2660    $20.6802    $15.9059
Value at end of period                                               $20.78      $14.26    $20.5220    $22.2660    $20.6802
Number of accumulation units outstanding at end of period         1,838,810   1,596,873   1,366,163   1,117,532     696,730
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                          $6.48     $8.9123    $12.8235    $17.8621    $12.6301
Value at end of period                                                $9.10       $6.48     $8.9123    $12.8235    $17.8621
Number of accumulation units outstanding at end of period         1,524,451   1,462,961   1,442,330   1,194,579     885,257
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $14.09    $15.7524    $17.2510    $19.9859    $17.5847
Value at end of period                                               $16.39      $14.09    $15.7524    $17.2510    $19.9860
Number of accumulation units outstanding at end of period           139,020     193,400   1,101,469   1,090,279     914,250

                                                                       1998        1997        1996        1995
                                                                       ----        ----        ----        ----
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
(From May 1, 2000)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ALGER AMERICAN GROWTH PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $13.8684    $11.1842    $10.0072    $10.0000
Value at end of period                                             $20.2501    $13.8684    $11.1842    $10.0072
Number of accumulation units outstanding at end of period           958,685     402,925     162,852       7,531
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $13.3809    $11.3381    $10.2636    $10.0000
Value at end of period                                             $20.8260    $13.3809    $11.3381    $10.2636
Number of accumulation units outstanding at end of period           491,436     260,380     130,393       3,864
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $12.3791    $10.9156     $9.8937    $10.0000
Value at end of period                                             $15.9059    $12.3791    $10.9156     $9.8937
Number of accumulation units outstanding at end of period           590,794     405,580     227,029       2,208
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $11.0864    $10.0929     $9.8255    $10.0000
Value at end of period                                             $12.6301    $11.0864    $10.0929     $9.8255
Number of accumulation units outstanding at end of period           751,967     527,947     261,902       9,498
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $15.1675    $12.2902    $10.3997    $10.0000
Value at end of period                                             $17.5847    $15.1675    $12.2982    $10.3997
Number of accumulation units outstanding at end of period           652,013     293,160      58,201       6,432

--------------------------------------------------------------------------------

                                                                     2003        2002        2001        2000        1999
                                                                     ----        ----        ----        ----        ----
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $16.86    $18.8595    $21.7958    $23.6700    $19.3181
Value at end of period                                               $21.36      $16.86    $18.8595    $21.7958    $23.6700
Number of accumulation units outstanding at end of period         3,473,244   3,239,790   3,526,209   3,586,664   3,267,496
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $14.45    $17.6426    $18.8258    $17.6078    $16.7931
Value at end of period                                               $18.57      $14.45    $17.6426    $18.8258    $17.6078
Number of accumulation units outstanding at end of period         3,212,895   2,751,230   2,446,660   2,062,886   2,145,169
FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
(From January 1, 1999)
Value at beginning of period                                          $5.34     $6.9310     $8.2139    $10.0435         N/A
Value at end of period                                                $6.84       $5.34     $6.9310     $8.2139    $10.0435
Number of accumulation units outstanding at end of period           341,964     289,422     342,720     346,435     337,766
FIDELITY(R) VIP GROWTH PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $12.39    $17.9767    $22.1395    $25.2203    $18.6089
Value at end of period                                               $16.23      $12.39    $17.9767    $22.1395    $25.2203
Number of accumulation units outstanding at end of period         3,196,211   3,334,640   3,333,948   2,962,362   2,139,958
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $14.99    $19.5549    $22.5627    $25.2271    $21.2285
Value at end of period                                               $18.98      $14.99    $19.5549    $22.5627    $25.2271
Number of accumulation units outstanding at end of period         6,480,374   6,274,396   6,125,723   5,629,481   4,831,869
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
(From April 30, 1999)
Value at beginning of period                                         $12.50    $11.4878    $10.7415     $9.7937         N/A
Value at end of period                                               $12.97      $12.50    $11.4878    $10.7415     $9.7937
Number of accumulation units outstanding at end of period         1,946,453   2,004,503   1,202,541     489,844     222,858
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $12.69    $12.6567    $12.3196    $11.7504    $11.3294
Value at end of period                                               $12.64      $12.69    $12.6567    $12.3196    $11.7504
Number of accumulation units outstanding at end of period         1,566,100   4,122,075   2,258,455   1,270,337   1,144,601
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(From October 25, 2002)
Value at beginning of period                                          $9.99         N/A         N/A         N/A         N/A
Value at end of period                                               $13.38       $9.99         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            17,928         129         N/A         N/A         N/A

                                                                     1998        1997        1996        1995
                                                                     ----        ----        ----        ----
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $15.0718    $12.3119    $10.2935    $10.0000
Value at end of period                                             $19.3181    $15.0718    $12.3119    $10.2935
Number of accumulation units outstanding at end of period         2,090,469   1,124,760     314,103       7,417
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $15.2559    $12.0764    $10.7172    $10.0000
Value at end of period                                             $16.7931    $15.2559    $12.0764    $10.7172
Number of accumulation units outstanding at end of period         1,850,470   1,040,329     370,036       3,922
FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
(From January 1, 1999)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
FIDELITY(R) VIP GROWTH PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $13.5286    $11.1104     $9.0237    $10.0000
Value at end of period                                             $18.6089    $13.5286    $11.1104     $9.8237
Number of accumulation units outstanding at end of period         1,117,355     624,734     210,258       5,112
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $16.7757    $12.8201    $10.5862    $10.0000
Value at end of period                                             $21.2285    $16.7757    $12.8201    $10.5862
Number of accumulation units outstanding at end of period         3,336,587   1,310,992     231,904         702
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
(From April 30, 1999)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $10.8926    $10.4712    $10.0743    $10.0000
Value at end of period                                             $11.3294    $10.8926    $10.4712    $10.0743
Number of accumulation units outstanding at end of period           605,376     446,458     104,844         N/A
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(From October 25, 2002)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                                      2003        2002         2001        2000        1999
                                                                      ----        ----         ----        ----        ----
ING BARON SMALL CAP GROWTH PORTFOLIO
(From October 25, 2002)
Value at beginning of period                                         $10.02         N/A         N/A         N/A         N/A
Value at end of period                                               $13.22      $10.02         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            25,188         128         N/A         N/A         N/A
ING JPMORGAN MID CAP VALUE PORTFOLIO
(From January 21, 2003)
Value at beginning of period                                          $9.97         N/A         N/A         N/A         N/A
Value at end of period                                               $12.88         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            47,245         N/A         N/A         N/A         N/A
ING MFS GLOBAL GROWTH PORTFOLIO
(From February 6, 2003)
Value at beginning of period                                          $9.55         N/A         N/A         N/A         N/A
Value at end of period                                               $13.18         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            20,002         N/A         N/A         N/A         N/A
ING MFS TOTAL RETURN PORTFOLIO
(From June 9, 2003)
Value at beginning of period                                         $10.50         N/A         N/A         N/A         N/A
Value at end of period                                               $11.28         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            35,106         N/A         N/A         N/A         N/A
ING PIMCO TOTAL RETURN PORTFOLIO
(From January 16, 2003)
Value at beginning of period                                         $10.06         N/A         N/A         N/A         N/A
Value at end of period                                               $10.37         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            64,909         N/A         N/A         N/A         N/A
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(From May 2, 2003)
Value at beginning of period                                         $10.13         N/A         N/A         N/A         N/A
Value at end of period                                               $12.16         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            45,174         N/A         N/A         N/A         N/A
ING T. ROWE PRICE GROWTH PORTFOLIO
(From February 25, 2003)
Value at beginning of period                                          $9.45         N/A         N/A         N/A         N/A
Value at end of period                                               $12.77         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            41,737         N/A         N/A         N/A         N/A
ING VAN KAMPEN COMSTOCK PORTFOLIO
(From October 25, 2002)
Value at beginning of period                                          $9.96         N/A         N/A         N/A         N/A
Value at end of period                                               $12.76       $9.96         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            34,667         128         N/A         N/A         N/A

                                                                       1998        1997      1996        1995
                                                                       ----        ----      ----        ----
ING BARON SMALL CAP GROWTH PORTFOLIO
(From October 25, 2002)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING JPMORGAN MID CAP VALUE PORTFOLIO
(From January 21, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING MFS GLOBAL GROWTH PORTFOLIO
(From February 6, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING MFS TOTAL RETURN PORTFOLIO
(From June 9, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING PIMCO TOTAL RETURN PORTFOLIO
(From January 16, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(From May 2, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING T. ROWE PRICE GROWTH PORTFOLIO
(From February 25, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING VAN KAMPEN COMSTOCK PORTFOLIO
(From October 25, 2002)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                                     2003        2002        2001        2000        1999
                                                                     ----        ----        ----        ----        ----
ING VP DISCIPLINED LARGECAP PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                          $7.29     $9.4926    $10.9693    $12.5874    $12.0629
Value at end of period                                                $9.00       $7.29     $9.4926    $10.9693    $12.5874
Number of accumulation units outstanding at end of period           574,056     495,982   1,219,276   1,544,098   1,646,856
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(From May 1, 2000)
Value at beginning of period                                          $3.62     $5.3641     $8.8550         N/A         N/A
Value at end of period                                                $4.75       $3.62     $5.3641     $8.8550         N/A
Number of accumulation units outstanding at end of period           343,113     369,905     564,323     364,384         N/A
ING VP GROWTH + VALUE PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $11.73    $18.9839    $27.8993    $31.3606    $16.3103
Value at end of period                                               $15.93      $11.73    $18.9839    $27.8993    $31.3606
Number of accumulation units outstanding at end of period         2,210,865   2,455,923   2,879,628   2,465,786   1,501,434
ING VP HIGH YIELD BOND PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                          $8.12     $8.3340     $8.3939     $9.6332    $10.0942
Value at end of period                                                $9.40       $8.12     $8.3340     $8.3939     $9.6332
Number of accumulation units outstanding at end of period         1,405,266     544,596     612,472     597,868     834,113
ING VP INDEX PLUS LARGECAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period                                          $9.97         N/A         N/A         N/A         N/A
Value at end of period                                               $12.32         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            24,260         N/A         N/A         N/A         N/A
ING VP INDEX PLUS MIDCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period                                          $9.88         N/A         N/A         N/A         N/A
Value at end of period                                               $13.01         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            38,815         N/A         N/A         N/A         N/A
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period                                          $9.77         N/A         N/A         N/A         N/A
Value at end of period                                               $13.30         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            20,350         N/A         N/A         N/A         N/A
ING VP INTERNATIONAL VALUE PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                         $12.72    $15.2432    $17.5017    $17.2007    $11.6150
Value at end of period                                               $16.30      $12.72    $15.2432    $17.5017    $17.2007
Number of accumulation units outstanding at end of period         1,088,497     840,626   1,008,480     747,812     488,502

                                                                     1998        1997        1996        1995
                                                                     ----        ----        ----        ----
ING VP DISCIPLINED LARGECAP PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $12.0694    $11.4374    $10.2402    $10.0000
Value at end of period                                             $12.0629    $12.0694    $11.4374    $10.2402
Number of accumulation units outstanding at end of period           403,214     238,691      52,791       1,937
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(From May 1, 2000)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING VP GROWTH + VALUE PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $13.8613    $12.2601    $10.1010    $10.0000
Value at end of period                                             $16.3103    $13.8613    $12.2601    $10.1010
Number of accumulation units outstanding at end of period         1,333,885   1,118,716     318,138       1,068
ING VP HIGH YIELD BOND PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                       $10.1766    $10.0000         N/A         N/A
Value at end of period                                             $10.0942    $10.1766         N/A         N/A
Number of accumulation units outstanding at end of period           885,662     105,615         N/A         N/A
ING VP INDEX PLUS LARGECAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING VP INDEX PLUS MIDCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING VP INTERNATIONAL VALUE PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                       $10.0734    $10.0000         N/A         N/A
Value at end of period                                             $11.6150    $10.0734         N/A         N/A
Number of accumulation units outstanding at end of period           330,553      57,507         N/A         N/A

--------------------------------------------------------------------------------

                                                                     2003        2002        2001         2000        1999
                                                                     ----        ----        ----         ----        ----
ING VP MAGNACAP PORTFOLIO
(From May 1, 2000)
Value at beginning of period                                          $6.77     $8.8897    $10.0671         N/A         N/A
Value at end of period                                                $8.75       $6.77     $8.8897    $10.0671         N/A
Number of accumulation units outstanding at end of period           129,200     223,151      87,749      37,460         N/A
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(From May 1, 2000)
Value at beginning of period                                          $4.34     $5.9386     $8.9785         N/A         N/A
Value at end of period                                                $5.85       $4.34     $5.9386     $8.9785         N/A
Number of accumulation units outstanding at end of period           285,276     235,936     224,016     111,372         N/A
ING VP SMALLCAP OPPORTUNIES PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                         $14.15    $25.4319    $36.4083    $36.5246    $15.3663
Value at end of period                                               $19.33      $14.15    $25.4319    $36.4083    $36.5246
Number of accumulation units outstanding at end of period         1,213,477   1,496,658   1,566,266   1,266,605     574,895
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(From March 10, 2003)
Value at beginning of period                                          $9.52         N/A         N/A         N/A         N/A
Value at end of period                                               $11.76         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            13,323         N/A         N/A         N/A         N/A
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(From February 18, 2003)
Value at beginning of period                                          $9.70         N/A         N/A         N/A         N/A
Value at end of period                                               $12.21         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period             2,250         N/A         N/A         N/A         N/A
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(From February 10, 2003)
Value at beginning of period                                          $9.84         N/A         N/A         N/A         N/A
Value at end of period                                               $11.23         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period            20,296         N/A         N/A         N/A         N/A
JANUS ASPEN GROWTH PORFOLIO
(From August 8, 1997)
Value at beginning of period                                          $8.72    $12.0324    $16.2138    $19.2421    $13.5522
Value at end of period                                               $11.33       $8.72    $12.0324    $16.2138    $19.2421
Number of accumulation units outstanding at end of period         2,758,385   3,050,023   3,682,000   3,579,247  1 ,788,564
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                          $9.16    $12.4793    $16.4874    $19.8902    $11.0658
Value at end of period                                               $12.18       $9.16    $12.4793    $16.4874    $19.8902
Number of accumulation units outstanding at end of period         1,479,844   1,520,750   1,550,048   1,071,043     473,654

                                                                     1998        1997        1996        1995
                                                                     ----        ----        ----        ----
ING VP MAGNACAP PORTFOLIO
(From May 1, 2000)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(From May 1, 2000)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING VP SMALLCAP OPPORTUNIES PORTFOLIO
(From October 20, 1995)
Value at beginning of period                                       $13.2845    $11.6519    $10.3844    $10.0000
Value at end of period                                             $15.3663    $13.2845    $11.6519    $10.3844
Number of accumulation units outstanding at end of period           338,593     270,968      62,237       2,292
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(From March 10, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(From February 18, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(From February 10, 2003)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
JANUS ASPEN GROWTH PORFOLIO
(From August 8, 1997)
Value at beginning of period                                       $10.1307    $10.0000         N/A         N/A
Value at end of period                                             $13.5522    $10.1307         N/A         N/A
Number of accumulation units outstanding at end of period           662,697      82,286         N/A         N/A
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                        $9.5720    $10.0000         N/A         N/A
Value at end of period                                             $11.0658     $9.5720         N/A         N/A
Number of accumulation units outstanding at end of period           275,637      81,884         N/A         N/A

--------------------------------------------------------------------------------

                                                                     2003        2002        2001        2000        1999
                                                                     ----        ----        ----        ----        ----
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                          $9.15    $12.8742    $21.5646    $32.0747    $14.4299
Value at end of period                                               $12.19       $9.15    $12.8742    $21.5646    $32.0747
Number of accumulation units outstanding at end of period         2,552,461   2,628,398   2,794,292   2,367,019     868,257
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                          $9.42    $12.8257    $16.7705    $20.1668    $12.4357
Value at end of period                                               $11.52       $9.42    $12.8257    $16.7705    $20.1668
Number of accumulation units outstanding at end of period         4,870,077   5,426,359   6,417,600   6,064,546   4,030,342
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY
BOND PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                         $12.32    $11.8644    $11.0612    $10.5041    $10.4971
Value at end of period                                               $12.45      $12.32    $11.8644    $11.0612    $10.5041
Number of accumulation units outstanding at end of period         1,095,381   1,264,788     929,272     492,334     407,142
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS
PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                          $7.95    $10.6302    $11.0947    $11.1723    $10.5521
Value at end of period                                               $10.59       $7.95    $10.6302    $11.0947    $11.1723
Number of accumulation units outstanding at end of period         1,379,084   1,275,104   1,294,471   1,239,100   1,479,974
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY
RESPONSIVE PORTFOLIO
(From January 1, 1999)
Value at beginning of period                                          $8.83    $10.5004    $11.0445    $11.3827         N/A
Value at end of period                                               $11.70       $8.83    $10.5004    $11.0445    $11.3827
Number of accumulation units outstanding at end of period           189,928     139,420      85,042      57,291      32,883
OPCAP EQUITY PORTFOLIO
                             (From August 8, 1997)
Value at beginning of period                                          $9.14    $11.7943    $12.8642    $11.8684    $11.7375
Value at end of period                                               $11.59       $9.14    $11.7943    $12.8642    $11.8684
Number of accumulation units outstanding at end of period           528,171     417,134     452,038     272,850     281,367
OPCAP GLOBAL EQUITY PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                          $9.42    $11.5677    $13.6132    $13.1847    $10.5673
Value at end of period                                               $12.22       $9.42    $11.5677    $13.6132    $13.1847
Number of accumulation units outstanding at end of period           304,051     189,515     146,807     108,797      86,458

                                                                     1998        1997        1996        1995
                                                                     ----        ----        ----        ----
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                       $10.8993    $10.0000         N/A         N/A
Value at end of period                                             $14.4299    $10.8993         N/A         N/A
Number of accumulation units outstanding at end of period           143,611      17,506         N/A         N/A
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                        $9.7818    $10.0000         N/A         N/A
Value at end of period                                             $12.4357     $9.7818         N/A         N/A
Number of accumulation units outstanding at end of period         2,066,481     295,875         N/A         N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY
BOND PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                       $10.1973    $10.0000         N/A         N/A
Value at end of period                                             $10.4971    $10.1973         N/A         N/A
Number of accumulation units outstanding at end of period           210,709      22,029         N/A         N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS
PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                       $10.2686    $10.0000         N/A         N/A
Value at end of period                                             $10.5521    $10.2686         N/A         N/A
Number of accumulation units outstanding at end of period         1,582,048     255,773         N/A         N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY
RESPONSIVE PORTFOLIO
(From January 1, 1999)
Value at beginning of period                                            N/A         N/A         N/A         N/A
Value at end of period                                                  N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period               N/A         N/A         N/A         N/A
OPCAP EQUITY PORTFOLIO
                             (From August 8, 1997)
Value at beginning of period                                       $10.6410    $10.0000         N/A         N/A
Value at end of period                                             $11.7375    $10.6410         N/A         N/A
Number of accumulation units outstanding at end of period           227,143      45,654         N/A         N/A
OPCAP GLOBAL EQUITY PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                        $9.4593    $10.0000         N/A         N/A
Value at end of period                                             $10.5673     $9.4593         N/A         N/A
Number of accumulation units outstanding at end of period            70,138      18,968         N/A         N/A

--------------------------------------------------------------------------------

                                                                     2003        2002        2001        2000        1999
                                                                     ----        ----        ----        ----        ----
OPCAP MANAGED PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                          $9.17    $11.1866    $11.9310    $11.0246    $10.6480
Value at end of period                                               $11.01       $9.17    $11.1866    $11.9310    $11.0246
Number of accumulation units outstanding at end of period         2,179,791   1,735,653   1,405,033   1,201,794   1,595,696
OPCAP SMALL CAP PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                         $10.39    $13.4468    $12.5887     $8.8541     $9.1466
Value at end of period                                               $14.62      $10.39    $13.4468    $12.5887     $8.8541
Number of accumulation units outstanding at end of period         1,740,800   1,331,258     926,420     563,758     309,634

                                                                     1998        1997        1996        1995
                                                                     ----        ----        ----        ----
OPCAP MANAGED PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                       $10.0801    $10.0000         N/A         N/A
Value at end of period                                             $10.6480    $10.0801         N/A         N/A
Number of accumulation units outstanding at end of period         1,659,488     274,773         N/A         N/A
OPCAP SMALL CAP PORTFOLIO
(From August 8, 1997)
Value at beginning of period                                       $10.1959    $10.0000         N/A         N/A
Value at end of period                                              $9.1466    $10.1959         N/A         N/A
Number of accumulation units outstanding at end of period           252,954      48,630         N/A         N/A

o The Sub-Accounts investing in the ING VP Growth + Value Portfolio (Class R), ING VP Research Enhanced Index Portfolio (Class R), and ING VP SmallCap Opportunities Portfolio (Class R), The Alger American Fund and Fidelity(R) Variable Insurance Products were not available through the Variable Account prior to 1995.

o The Sub-Accounts investing in the ING VP High Yield Bond Portfolio (Class R), the ING VP International Value Portfolio (Class R), Janus Aspen Series, Neuberger Berman AMT Limited Maturity Bond Portfolio and Partners Portfolio and PIMCO Advisors Trust were not available through the Variable Account prior to August 8, 1997.

o The Sub-Accounts investing in the Fidelity(R) Variable Insurance Products and Neuberger Berman AMT Socially Responsive Portfolio were not available through the Variable Account prior to January 1, 1999.

o The Sub-Account investing in the Fidelity(R) VIP Investment Grade Bond Portfolio (Initial Class) was not available through the Variable Account prior to April 30, 1999.

o The Sub-Accounts investing in the ING VP Growth Opportunities Portfolio (Class R), ING VP MagnaCap Portfolio (Class R), and ING VP MidCap Opportunities Portfolio (Class R) and the AIM V.I. Dent Demographic Trends Fund (Series I) were not available through the Variable Account prior to May 1, 2000.

o The Sub-Accounts investing in the ING American Century Small Cap Value Portfolio (Initial Class), ING Baron Small Cap Growth Portfolio (Initial Class) and ING Van Kampen Comstock Portfolio (Initial Class) were not available through the Variable Account prior to October 25, 2002.

                                 RELIASTAR LIFE
                       ADVANTAGE CENTURY PLUS(SM) ANNUITY

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                          ISSUED BY SEPARATE ACCOUNT N
                                       AND
                        RELIASTAR LIFE INSURANCE COMPANY

              Statement of Additional Information dated May 1, 2004

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectus dated May 1, 2004 relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the "separate account") and ReliaStar Life Insurance Company (the "Company"). A copy of the prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from ING Financial Advisers, LLC, 151 Farmington Avenue, Hartford, Connecticut 06156.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                           Page
General Information and History                                               2
Separate Account N                                                            2
Offering and Purchase of Contracts                                            3
Income Phase Payments                                                         4
Sales Material and Advertising                                                5
Independent Auditors                                                          6
Financial Statements                                                          6
Financial Statements of Separate Account N                                  S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company  F-1

                         GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the "Company," "we," "us," "our") is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company ("Northern"), a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibilities for Northern's obligations under the contracts.

We are an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

                               SEPARATE ACCOUNT N

We established Separate Account N on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 40 Act). It also meets the definition of "separate account" under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account which for retail series contracts includes Fixed Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the Company).

    We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans. The funds currently available under the contract are as follows:

-------------------------------------------- -----------------------------------
THE FUNDS
AIM V.I. Dent Demographic Trends Fund (Series I)
Alger American Growth Portfolio (Class O Shares)
Alger American Leveraged AllCap Portfolio (Class O Shares)
Alger American MidCap Growth Portfolio (Class O Shares)
Alger American Small Capitalization Portfolio (Class O Shares)
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio (Initial Class)
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio(Initial Class)
Fidelity(R) VIP Growth Opportunities Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP Index 500 Portfolio (Initial Class)
Fidelity(R) VIP Investment Grade Bond Portfolio (Initial Class)
Fidelity(R) VIP Money Market Portfolio (Initial Class)
ING American Century Small Cap Value Portfolio (Initial Class)
ING Baron Small Cap Growth Portfolio (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Initial Class)
ING Julius Baer Foreign Portfolio (Service Class)(1)
ING MFS Global Growth Portfolio (Initial Class)
ING MFS Total Return Portfolio (Service Shares)
ING PIMCO Total Return Portfolio (Initial Class)
ING T. Rowe Price Equity Income Portfolio (Service Shares)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING Van Kampen Comstock Portfolio (Initial Class)
ING VP Disciplined LargeCap Portfolio formerly ING VP Research Enhanced
     Index Portfolio) (Class I)(2)
ING VP Financial Services Portfolio (Class I)(1)
ING VP Global Science and Technology Portfolio (Class I)
ING VP High Yield Bond Portfolio(Class I)(2)
ING VP Index Plus LargeCap Portfolio (Class I)(2)
ING VP Index Plus MidCap Portfolio(Class I)(2)
ING VP Index Plus SmallCap Portfolio (Class I)(2)
ING VP International Value Portfolio (Class I)(1)
ING VP MagnaCap Portfolio (Class I)(1)
ING VP MidCap Opportunities Portfolio (Class I)(3)
ING VP Natural Resources Trust
ING VP Real Estate Portfolio (Class I)(1)
ING VP SmallCap Opportunities Portfolio (Class I) (2)
ING VP Strategic Allocation Balanced Portfolio (Class I) (2)
ING VP Strategic Allocation Growth Portfolio (Class I) (2)
ING VP Strategic Allocation Income Portfolio (Class I) (2)
Janus Aspen Growth Portfolio  (Institutional Shares)
Janus Aspen International Growth Portfolio  (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Neuberger Berman AMT Limited Maturity Bond Portfolio
Neuberger Berman AMT Partners Portfolio
Neuberger Berman AMT Socially Responsive Portfolio
OpCap Equity Portfolio
OpCap Global Equity Portfolio
OpCap Managed Portfolio
OpCap Small Cap Portfolio
PIMCO VIT Real Return Portfolio (Administrative Class)(1)
Pioneer High Yield VCT Portfolio (Class I)(1)
Wanger Twenty(1)
Wanger U.S. Smaller Companies(1)
-------------------------------------------- -----------------------------------

   1 This fund is scheduled to be available May 10, 2004.
   2 Effective May 3, 2004, Class R shares of this fund have been renamed as
     Class I shares.
   3 Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R and ING VP Growth + Value Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R. Effective May 3, 2004, Class R shares of this fund have been renamed as Class I shares.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund's prospectus and statement of additional information.

                       OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc.
(WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

For the year ended December 31, 2001, and for the period January 1, 2002 through September 30, 2002, WSSI was paid fees by Northern Life Insurance Company, the issuer of the Contracts prior to October 1, 2002, in connection with distribution of the Contracts aggregating $5,805,006 and $1,034,476, respectively. For the period October 1, 2002 through December 31, 2002, and the year ended December 31, 2003, WSSI was paid fees by ReliaStar Life Insurance Company, in connection with distribution of the Contracts aggregating $101,071 and $465,376, respectively.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate of 3% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3% per annum.

                                    EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^ 30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of Annuity Units determined above) produces a result of 1.000839. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.411237 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.411237, which produces a payment of $273.78.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

The statement of assets and liabilities of Separate Account N of ReliaStar Life Insurance Company as of December 31, 2003 and 2002 and for the years then ended, appearing in this Statement of Additional Information and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2003 and 2002 and for each of the two years then ended, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308.

                              FINANCIAL STATEMENTS

Although the financial statements of the separate account are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the separate account.

The financial statements for the Company as of and for the years ended December 31, 2003 and 2002 have been prepared on the basis of statutory accounting practices as prescribed or permitted by the Minnesota Department of Commerce Division of Insurance rather than accounting principles generally accepted in the United States. The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                        RELIASTAR LIFE INSURANCE COMPANY
                     FINANCIAL STATEMENTS - STATUTORY BASIS
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    CONTENTS

Report of Independent Auditors                                               F-2

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis                                             F-4
Statements of Operations - Statutory Basis                                   F-6
Statements of Changes in Capital and Surplus - Statutory Basis               F-7
Statements of Cash Flows - Statutory Basis                                   F-8
Notes to Financial Statements - Statutory Basis                              F-9

                         Report of Independent Auditors

Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company ("the Company"), a wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of ReliaStar Life Insurance Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

                                                          /s/ Ernst & Young LLP

March 22, 2004

                        RELIASTAR LIFE INSURANCE COMPANY
                        BALANCE SHEETS - STATUTORY BASIS

                                                                                                DECEMBER 31
                                                                                         2003                2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
ADMITTED ASSETS
Cash and invested assets:
   Bonds                                                                             $  12,084,537       $  11,531,744
   Preferred stocks                                                                         44,479              48,624
   Common stocks                                                                             1,072                 957
   Subsidiaries                                                                            318,350             270,150
   Mortgage loans                                                                        2,169,371           1,931,822
   Real estate, less accumulated depreciation (2003-$98,185; 2002-$91,255)                  98,913             102,275
   Contract loans                                                                          671,241             679,404
   Other invested assets                                                                   191,167             145,468
   Cash and short-term investments                                                          74,739             141,024
Total cash and invested assets                                                          15,653,869          14,851,468
Deferred and uncollected premiums, less loading (2003-$20,115; 2002-$24,694)               160,726             132,405
Accrued investment income                                                                  144,744             176,090
Reinsurance balances recoverable                                                           151,965             266,514
Data processing equipment, less accumulated
   depreciation (2003-$63,702; 2002-$59,363)                                                 1,571               3,834
Indebtedness from related parties                                                            2,267              43,433
Federal income tax recoverable (including $88,815 and $119,505 net deferred
   tax assets at December 31, 2003 and 2002, respectively)                                  88,815             119,505
Separate account assets                                                                  4,368,512           3,733,364
Other assets                                                                                 8,960              13,533
                                                                                     -------------       -------------
Total admitted assets                                                                $  20,581,429       $  19,340,146
                                                                                     =============       =============

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                        BALANCE SHEETS - STATUTORY BASIS

                                                                                                DECEMBER 31
                                                                                         2003                2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
                                                                                            except share amounts)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Policy and contract liabilities:
     Life and annuity reserves                                                       $  11,611,490       $  10,977,001
     Accident and health reserves                                                        1,113,314           1,039,292
     Deposit type contracts                                                                693,225             816,846
     Policyholders' funds                                                                      802                 939
     Dividends left on deposit                                                                 307                 777
     Dividends payable                                                                      15,010              16,245
     Unpaid claims                                                                         440,749             471,011
                                                                                     -------------       -------------
   Total policy and contract liabilities                                                13,874,897          13,322,111
   Interest maintenance reserve                                                             47,042               9,909
   Accounts payable and accrued expenses                                                   150,927             139,848
   Reinsurance balances due                                                                 95,736             118,642
   Indebtedness to related parties                                                          57,383              17,191
   Contingency reserve                                                                      39,790              41,748
   Asset valuation reserve                                                                 105,622              73,830
   Borrowed money                                                                          415,041             484,162
   Other liabilities                                                                      (134,264)             50,306
   Separate account liabilities                                                          4,360,753           3,724,774
                                                                                     -------------       -------------
Total liabilities                                                                       19,012,927          17,982,521
Capital and surplus:
   Common stock: authorized 25,000,000 shares of $1.25 par value;
     2,000,000 shares issued and outstanding                                                 2,500               2,500
   Preferred capital stock                                                                     100                 100
   Surplus note                                                                            100,000             100,000
   Paid-in and contributed surplus                                                       1,272,125           1,272,125
   Unassigned surplus                                                                      193,877             (17,000)
   Less treasury stock, preferred stock at December 31, 2003 and 2002                         (100)               (100)
                                                                                     -------------       -------------
Total capital and surplus                                                                1,568,502           1,357,625
                                                                                     -------------       -------------
Total liabilities and capital and surplus                                            $  20,581,429       $  19,340,146
                                                                                     =============       =============

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS - STATUTORY BASIS

                                                                                          YEAR ENDED DECEMBER 31
                                                                                         2003                2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
Premiums and other revenues:
   Life, annuity, and accident and health premiums                                   $   2,836,128       $   2,449,710
   Policy proceeds and dividends left on deposit                                             1,087               1,585
   Net investment income                                                                   921,050           1,025,341
   Amortization of interest maintenance reserve                                            (10,719)              3,197
   Commissions, expense allowances and reserve adjustments on reinsurance ceded             70,894              76,956
   Miscellaneous income                                                                    206,860             102,757
                                                                                     -------------       -------------
Total premiums and other revenues                                                        4,025,300           3,659,546
Benefits paid or provided:
   Death benefits                                                                          798,873             657,405
   Annuity benefits                                                                        163,286             173,766
   Surrender benefits                                                                    1,005,415           1,042,406
   Interest on policy or contract funds                                                     13,350              15,360
   Accident and health benefits                                                            379,273             340,047
   Other benefits                                                                            4,395              12,647
   Increase in life, annuity and accident and health reserves                              715,062             452,562
   Net transfers (from) to separate accounts                                               (34,713)             14,036
                                                                                     -------------       -------------
Total benefits paid or provided                                                          3,044,941           2,708,229
Insurance expenses:
   Commissions                                                                             299,845             299,053
   General expenses                                                                        330,682             324,781
   Insurance taxes, licenses and fees, excluding federal income taxes                       37,851              44,263
   Miscellaneous expenses                                                                     (588)             (3,390)
                                                                                     -------------       -------------
Total insurance expenses                                                                   667,790             664,707
                                                                                     -------------       -------------
Gain from operations before policyholder dividends, federal income
   taxes and net realized capital losses                                                   312,569             286,610
Dividends to policyholders                                                                  20,975              22,057
                                                                                     -------------       -------------
Gain from operations before federal income taxes
   and net realized capital losses                                                         291,594             264,553
Federal income tax expense                                                                  58,198              84,448
                                                                                     -------------       -------------
Gain from operations before net realized capital losses                                    233,396             180,105
Net realized capital losses, net of income tax (expense) benefit 2003 - $2,659 and 2002 - $(12,999); and excluding net transfers to the interest maintenance
   reserve 2003- $26,415 and 2002- $1,988                                                  (13,739)            (75,234)
                                                                                     -------------       -------------
Net income                                                                           $     219,657       $     104,871
                                                                                     =============       =============

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS

                                                                                          YEAR ENDED DECEMBER 31
                                                                                         2003                2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
Common stock:
   Balance at beginning and end of year                                              $       2,500       $       2,500
                                                                                     -------------       -------------
Preferred capital stock less treasury stock:
   Balance at beginning and end of year                                                          -                   -
                                                                                     -------------       -------------
Surplus note:
   Balance at beginning and end of year                                                    100,000             100,000
                                                                                     -------------       -------------
Paid-in and contributed surplus:
   Balance at beginning of year                                                          1,272,125           1,271,915
   Capital contribution                                                                          -                 210
                                                                                     -------------       -------------
   Balance at end of year                                                                1,272,125           1,272,125
                                                                                     -------------       -------------
Group life contingency reserve:
   Balance at beginning of year                                                                  -                 742
   Decrease in group life contingency reserve                                                    -                (742)
                                                                                     -------------       -------------
   Balance at end of year                                                                        -                   -
                                                                                     -------------       -------------
Unassigned surplus:
   Balance at beginning of year                                                            (17,000)           (165,598)
   Net income                                                                              219,657             104,871
   Change in net unrealized capital gains and losses                                        46,662             (26,052)
   Change in nonadmitted assets                                                             13,158              27,650
   Change in liability for reinsurance in unauthorized companies                            (4,424)                 (4)
   Change in asset valuation reserve                                                       (31,792)             50,906
   Change in reserve on account of change in valuation basis                                 6,987                   -
   Other changes in surplus in separate account statement                                    2,538                   -
   Change in net deferred income tax                                                       (39,162)             18,910
   Change in surplus as a result of reinsurance                                             (5,719)             23,000
   Prior period adjustment                                                                       -              34,419
   Dividends to stockholder                                                                 (2,000)            (90,600)
   Other changes                                                                             4,972               5,498
                                                                                     -------------       -------------
   Balance at end of year                                                                  193,877             (17,000)
                                                                                     -------------       -------------
Total capital and surplus                                                            $   1,568,502       $   1,357,625
                                                                                     =============       =============

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                   STATEMENTS OF CASH FLOWS - STATUTORY BASIS

                                                                                          YEAR ENDED DECEMBER 31
                                                                                         2003                2002
                                                                                     -------------       -------------
                                                                                              (In Thousands)
OPERATIONS
Premiums, policy proceeds, and other considerations received,
   net of reinsurance paid                                                           $   2,815,933       $   2,464,614
Net investment income received                                                           1,108,729           1,089,088
Commission, expenses paid and miscellaneous expenses                                      (620,354)           (793,678)
Benefits paid                                                                           (2,629,668)         (2,749,563)
Net transfers from separate accounts                                                       139,817             239,219
Dividends paid to policyholders                                                            (22,680)            (24,610)
Federal income taxes (paid) received                                                      (138,342)             27,760
Other revenues                                                                             261,508             194,418
                                                                                     -------------       -------------
Net cash provided by operations                                                            914,943             447,248
INVESTMENT ACTIVITIES
Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                                14,661,328          16,074,215
   Stocks                                                                                   33,828              28,406
   Mortgage loans                                                                          216,855             189,033
   Real estate                                                                                 260               5,775
   Other invested assets                                                                    20,579              33,943
   Net gain on cash and short-term investments                                                871               3,706
   Miscellaneous proceeds                                                                      749              42,386
                                                                                     -------------       -------------
Net proceeds from sales, maturities, or repayments of investments                       14,934,470          16,377,464
Cost of investments acquired:
   Bonds                                                                                15,357,341          16,526,113
   Stocks                                                                                    2,208              19,291
   Mortgage loans                                                                          454,559             268,525
   Real estate                                                                                 754                   -
   Other invested assets                                                                    33,050              28,764
   Miscellaneous applications                                                               52,050             161,491
                                                                                     -------------       -------------
Total cost of investments acquired                                                      15,899,962          17,004,184
Net change in contract loans                                                                (8,163)            384,094
                                                                                     -------------       -------------
Net cash used in investment activities                                                    (957,329)         (1,010,814)
FINANCING AND MISCELLANEOUS ACTIVITIES
Cash provided:
   Capital and surplus paid-in                                                                   -                 233
   Borrowed money, net                                                                     (69,041)            274,994
   Net deposits on deposit-type contract funds                                              49,832               3,831
   Dividends to stockholder                                                                      -             (90,600)
   Other (uses) sources                                                                     (4,690)            136,853
                                                                                     -------------       -------------
Net cash (used in) provided by financing and miscellaneous activities                      (23,899)            325,311
                                                                                     -------------       -------------
Net change in cash and short-term investments                                              (66,285)           (238,255)
Cash and short-term investments:
   Beginning of year                                                                       141,024             379,279
                                                                                     -------------       -------------
   End of year                                                                       $      74,739       $     141,024
                                                                                     =============       =============

   The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

      ReliaStar Life Insurance Company (the "Company") is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New
      York), the District of Columbia, Guam, Puerto Rico and Canada.

      An affiliate, Security-Connecticut Life Insurance Company ("Security-Connecticut"), merged with and into the Company on October 1, 2003. The transaction was approved by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance") and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Security-Connecticut. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income, and other surplus adjustments for the nine months ended September 30, 2003 were $2,626,617,000, $87,998,000 and $72,927,000, respectively, for the Company and $272,779,000, $17,626,000 and ($2,536,000), respectively, for
      Security-Connecticut.

      An affiliate, Northern Life Insurance Company ("Northern Life"), merged with and into the Company on October 1, 2002. The transaction was approved by the Minnesota Division of Insurance and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Northern Life. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income (loss), and other surplus adjustments for the nine months ended September 30, 2002 were $1,663,577,000, $(31,595,000) and
      $108,259,000, respectively, for the Company and $858,390,000, $(3,977,000)
      and $12,544,000, respectively, for Northern Life.

      The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

      Basis of Presentation

      The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

      In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

      For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

      Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

      SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders' equity rather than to income as required for fair value hedges.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholder's equity rather than to income as required for fair value hedges.

      Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

      Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the related adjustment for federal income taxes.

      Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

      Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral on interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

      Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

      Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairments are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

      Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

      Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

      Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

      Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

      Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

      Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

      Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

      Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

      Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

      Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

      Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

      Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

      Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

      Participation Fund Account

      On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

      The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $270,000,000 as of December 31, 2003) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

      Reconciliation to GAAP

      The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

      Other significant accounting practices are as follows:

      Investments

      Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

          Derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

          The Company's insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company's noninsurance subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

          At December 31, 2003 and 2002, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $21,819,000 and $40,335,000, respectively.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

      Aggregate Reserve for Life Policies and Contracts

      Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.5%.

      The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

      The methods used in the valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

      The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $17,079,672,000 at December 31, 2003. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $340,363,000 at December 31, 2003.

      The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 54, Individual and Group Accident and Health Contracts.

      The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Reinsurance

      Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

      Real Estate and Electronic Data Processing Equipment

      Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life of the assets.

      Participating Insurance

      Participating business approximates less than 1.0% of the Company's ordinary life insurance in force and 8.5% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $20,975,000 and $22,057,000 was incurred in 2003 and 2002, respectively.

      Pension Plans

      The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Nonadmitted Assets

      Nonadmitted assets are summarized as follows:

                                                                    DECEMBER 31
                                                              2003                2002
                                                          ------------       ------------
                                                                   (In Thousands)
Deferred federal income taxes                             $    229,550       $    247,640
Agents' debit balances                                           1,439             (4,730)
Furniture and equipment                                          7,489              5,231
Deferred and uncollected premium                                 4,440              4,802
Non-operating software asset in progress                         3,292              5,971
Other                                                           13,952             14,406
                                                          ------------       ------------
Total nonadmitted assets                                  $    260,162       $    273,320
                                                          ============       ============

      Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

      Claims and Claims Adjustment Expenses

      Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

      Cash Flow Information

      Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

      Separate Accounts

      Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

      Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

      Reclassifications

      Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.

2.   PERMITTED STATUTORY BASIS ACCOUNTING PRACTICES

      The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

      The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

3.   ACCOUNTING CHANGES AND CORRECTION OF ERRORS

      Accounting Changes

      Effective with the Northern Life merger, the Company's accounting policy for the Commissioners' Annuity Reserve Validation Method ("CARVM") reserves was adopted and applied to Northern Life's variable annuity reserves. The accompanying financials reflect this consistent accounting policy.

      Correction of Errors

      Subsequent to the issuance of the 2001 financial statements, the Company identified an error in the transfers from separate accounts due and accrued reported in the balance sheet as of December 31, 2001. The transfers from separate accounts due and accrued were understated by $52,953,000 at December 31, 2001 ($34,419,000 after tax). In accordance with SSAP No. 3, Accounting Changes and Correction of Errors, the error was corrected in June 2002 as an adjustment to the January 1, 2002 unassigned surplus balance.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

4.   INVESTMENTS

      The amortized cost and fair value of bonds and equity securities are as follows:

                                                                        GROSS            GROSS
                                              AMORTIZED              UNREALIZED        UNREALIZED             FAIR
                                                COST                    GAINS            LOSSES               VALUE
                                            ------------            ------------       -----------       ---------------
                                                                           (In Thousands)
AT DECEMBER 31, 2003:
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                $    291,926            $        716       $     2,601       $       290,041
States, municipalities, and political
   subdivisions                                   19,685                     594               303                19,976
Foreign government                               206,351                  19,965               320               225,996
Public utilities securities                      965,279                  65,016             5,597             1,024,698
Corporate securities                           5,893,363                 331,964            46,857             6,178,470
Mortgage-backed securities                     2,998,019                  62,076            43,204             3,016,891
Commercial mortgage-backed securities            618,813                  40,864             1,844               657,833
Other asset-backed securities                  1,097,221                  41,266            26,330             1,112,157
                                            ------------            ------------       -----------       ---------------
Total fixed maturities                        12,090,657                 562,461           127,056            12,526,062
                                            ------------            ------------       -----------       ---------------
Preferred stocks                                  44,624                      67               704                43,987
Common stocks                                        900                     282               110                 1,072
                                            ------------            ------------       -----------       ---------------
Total equity securities                           45,524                     349               814                45,059
                                            ------------            ------------       -----------       ---------------
Total                                       $ 12,136,181            $    562,810       $   127,870        $   12,571,121
                                            ============            ============       ===========       ===============
AT DECEMBER 31, 2002:
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                $    531,833            $     11,047       $       109       $       542,771
States, municipalities, and political
   subdivisions                                   25,709                     862                72                26,499
Foreign government                               106,820                  22,938                                 129,758
Public utilities securities                      681,175                  35,816             8,058               708,933
Corporate securities                           5,160,707                 319,765            76,549             5,403,923
Mortgage-backed securities                     2,870,128                 116,143            37,743             2,948,528
Commercial mortgage-backed securities            503,246                  54,756                 9               557,993
Other asset-backed securities                  1,671,857                  47,562            74,580             1,644,839
                                            ------------            ------------       -----------       ---------------
Total fixed maturities                        11,551,475                 608,889           197,120            11,963,244
                                            ------------            ------------       -----------       ---------------
Preferred stocks                                  48,624                      60                                  48,684
Common stocks                                      1,157                       -               200                   957
                                            ------------            ------------       -----------       ---------------
Total equity securities                           49,781                      60               200                49,641
                                            ------------            ------------       -----------       ---------------
Total                                       $ 11,601,256            $    608,949       $   197,320        $   12,012,885
                                            ============            ============       ===========       ===============

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      As of December 31, 2003, the aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

                                               MORE THAN 6
                                             MONTHS AND LESS
                         LESS THAN 6         THAN 12 MONTHS        MORE THAN 12
                      MONTHS BELOW COST        BELOW COST        MONTHS BELOW COST          TOTAL
                    --------------------  --------------------  -------------------  --------------------
                                                       (In Thousands)
Fair value             $    1,260,418        $    1,296,950        $     248,529        $    2,805,897
Unrealized loss                  20,2                57,141               49,683               127,056

          Of the unrealized losses more than 6 months and less than 12 months in duration of $57,141,000, there were $12,828,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $44,313,000 as of December 31, 2003 included the following significant items:

          $26,444,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $613,675,000.

          $7,536,000 of unrealized losses related to the energy/utility industry, for which the fair value was $123,627,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $6,320,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $1,965,000, for which the fair value was $144,772,000. Credit exposures are well diversified in these markets, including banking, metals, food, and beverage companies.

          $1,741,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $59,428,000. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over-capacity. Exposure is primarily focused in the largest and most financially secure companies in the sector.

          The remaining unrealized losses totaling $2,272,000 related to a fair value of $17,900,000.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Of the unrealized losses more than 12 months in duration of $49,683,000, there were $897,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $48,786,000 as of December 31, 2003 included the following significant items:

          $33,302,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $116,226,000.

          $9,579,000 of unrealized losses related to the airline industry, for which the fair value was $59,742,000. During 2003, the airline industry continued to suffer despite a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing EETC investments are predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          $1,956,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $12,015,000. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over-capacity. Exposure is primarily focused in the largest and most financially secure companies in the sector.

          $1,572,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $1,297,000 for which the fair value was $24,400,000. Credit exposures are in banking in Canada and Great Britain.

          The remaining unrealized losses totaling $2,377,000 related to a fair value of $15,292,000.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                        AMORTIZED              FAIR
                                                                                          COST                 VALUE
                                                                                     --------------       --------------
                                                                                               (In Thousands)
DECEMBER 31, 2003
Maturity:
   Due in 1 year or less                                                             $      173,737       $      177,948
   Due after 1 year through 5 years                                                       2,703,171            2,837,263
   Due after 5 years through 10 years                                                     3,110,820            3,266,285
   Due after 10 years                                                                     1,388,876            1,457,685
                                                                                     --------------       --------------
Total                                                                                     7,376,604            7,739,181
Mortgage-backed securities                                                                2,998,019            3,016,891
Other structured securities                                                                 618,813              657,833
Commercial mortgage-backed securities                                                     1,097,221            1,112,157
                                                                                     --------------       --------------
Total                                                                                $   12,090,657       $   12,526,062
                                                                                     ==============       ==============

      At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $135,011,000 were on deposit with state insurance departments to satisfy regulatory requirements.

      Reconciliation of bonds from amortized cost to carrying value as of December 31, 2003 and 2002 is as follows:

                                                                                                 DECEMBER 31
                                                                                          2003                 2002
                                                                                     --------------       --------------
                                                                                                (In Thousands)
Amortized cost                                                                       $   12,090,657       $   11,551,475
Less nonadmitted bonds                                                                       (6,120)             (19,731)
                                                                                     --------------       --------------
Carrying value                                                                       $   12,084,537       $   11,531,744
                                                                                     ==============       ==============

      Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $8,252,957,000 and $10,743,639,000 in 2003 and
      2002, respectively. Gross gains of $169,481,000 and $206,470,000 and gross losses of $64,858,000 and $190,854,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Major categories of net investment income are summarized as follows:

                                                                                           YEAR ENDED DECEMBER 31
                                                                                          2003                 2002
                                                                                     --------------       --------------
                                                                                                (In Thousands)
Income:
   Equity securities - affiliated                                                    $       27,600       $       55,000
   Equity securities - unaffiliated                                                           3,060                4,459
   Bonds                                                                                    742,698              833,072
   Mortgage loans                                                                           154,819              145,993
   Contract loans                                                                            34,862               33,090
   Company-occupied property                                                                 14,826               20,634
   Other                                                                                     31,773               27,459
                                                                                     --------------       --------------
Total investment income                                                                   1,009,638            1,119,707
Investment expenses                                                                         (88,588)             (94,366)
                                                                                     --------------       --------------
Net investment income                                                                $      921,050       $    1,025,341
                                                                                     ==============       ==============

      As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                                 DECEMBER 31
                                                                                          2003                 2002
                                                                                     --------------       --------------
                                                                                                (In Thousands)
Investment purchase commitments                                                      $      142,518       $      167,893

      The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $398,538,000 and $468,079,000 at December 31, 2003 and 2002, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $398,479,000 and $464,004,000 and fair value of $400,498,000 and $472,748,000 at December
      31, 2003 and 2002, respectively. The securities have a weighted average coupon rate of 5.9% and have maturities ranging from December 2018 through 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment on interest at a rate of 1.1%. The agreements mature prior to the end of January 2004. At December 31, 2003, the amount due on these agreements included in borrowed money is $16,500,000 and $16,000,000 at December 31, 2003 and 2002, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $16,164,000 and $16,622,000 and fair value of $16,811,000 and $16,807,000 at December 31, 2003 and 2002, respectively. The securities have a weighted average coupon of 5.0% and have a maturity of December 2033.

      The maximum and minimum lending rates for long-term mortgage loans during 2003 were 6.05% and 3.45%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

      The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 73.1% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due as of December 31, 2003 and 2002, respectively, is $2,000 and $41,000.

      The Company had impaired mortgage loans without an allowance for credit losses of $6,420,000 and $8,139,000 as of December 31, 2003 and 2002,
      respectively.

      In the course of the Company's asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on its investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, the book value, and the gain or loss of the Company's financial instruments with respect to securities sold and reacquired within 30 days of the sale date:

                                                                          Cost of
                                     Number of                           Securities
             Bonds                  Transactions       Book Value       Repurchased       Gain/(Loss)
-------------------------------   ---------------   --------------    --------------     ------------
                                                            (In Thousands)
NAIC 3                                   31         $       29,478    $       58,646     $      4,403
NAIC 4                                    1                  1,974             1,974               93
NAIC 5                                    1                    670               648              (22)

      Preferred Stock
-------------------------------
NAIC 5                                    1         $        1,000    $        1,000     $          -

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

5.   DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING

      The Company utilizes derivatives such as swaps, caps, floors, and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

      The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount.

      Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

      The Company uses S&P options to hedge against an increase in the S&P Index. Such increases result in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, which are carried at fair value with the change in value recorded in the statements of operations. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

      Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

      Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

      Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

      The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:

                                                              NOTIONAL           CARRYING             FAIR
                                                               AMOUNT              VALUE              VALUE
                                                             -----------       ---------------     ------------
                                                                                (In Thousands)
DECEMBER 31, 2003
Interest rate contracts:
   Swaps                                                     $   369,203       $             -     $     (4,313)
   Caps owned                                                    375,000                 2,067               63
   Options owned                                                  72,204                 6,270            6,270
   Forwards owned                                                 66,714                   323              323
                                                             -----------       ---------------     ------------
Total derivatives                                            $   883,121       $         8,660     $      2,343
                                                             ===========       ===============     ============
DECEMBER 31, 2002
Interest rate contracts:
   Swaps                                                     $   580,000       $             -     $     31,780
   Caps owned                                                    375,000                 3,974              809
   Options owned                                                  72,465                 4,020            4,020
   Forwards owned                                                 42,520                     -               44
                                                             -----------       ---------------     ------------
Total derivatives                                            $ 1,069,985       $         7,994     $     36,653
                                                             ===========       ===============     ============

6.   CONCENTRATIONS OF CREDIT RISK

      The Company held less-than-investment-grade corporate bonds with an aggregate book value of $926,069,000 and $718,899,000 and an aggregate market value of $949,663,000 and $667,679,000 at December 31, 2003 and
      2002, respectively. Those holdings amounted to 7.7% of the Company's investments in bonds and 4.5% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

      The Company held unrated bonds of $200,056,000 and $450,744,000, with an aggregate NAIC market value of $196,679,000 and $456,604,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 1.7% of the Company's investment in bonds and 1.0% of the Company's total admitted assets at December 31, 2003.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (17.0%) and Washington (7.41%). The remaining commercial mortgages relate to properties located in 36 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $39,192,000.

7.   ANNUITY RESERVES

      At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                         Amount              Percent
                                                                                     --------------       --------------
                                                                                                (In Thousands)
DECEMBER 31, 2003
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                                      $      354,927             3.0 %
   At book value less surrender charge                                                    1,858,390            15.9
   At fair value                                                                          2,945,708            25.1
                                                                                     --------------         -------
Subtotal                                                                                  5,159,025            44.0
Subject to discretionary withdrawal (without adjustment):
   At book value with minimal or no charge or adjustment                                  5,709,734            48.8
Not subject to discretionary withdrawal                                                     841,734             7.2
                                                                                     --------------         -------
Total annuity reserves and deposit fund liabilities
   before reinsurance                                                                    11,710,493           100.0 %
                                                                                                            =======
Less reinsurance ceded                                                                       13,899
                                                                                     --------------
Net annuity reserves and deposit fund liabilities                                    $   11,696,594
                                                                                     ==============
DECEMBER 31, 2002
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                                      $      407,469             3.7 %
   At book value less surrender charge                                                    2,126,412            19.4
   At fair value                                                                          2,809,356            25.6
                                                                                     --------------         -------
Subtotal                                                                                  5,343,237            48.7
Subject to discretionary withdrawal (without adjustment):
   At book value with minimal or no charge or adjustment                                  4,644,836            42.3
Not subject to discretionary withdrawal                                                     987,240             9.0
                                                                                     --------------         -------
Total annuity reserves and deposit fund liabilities
   before reinsurance                                                                    10,975,313           100.0 %
                                                                                                            =======
Less reinsurance ceded                                                                       13,318
                                                                                     --------------
Net annuity reserves and deposit fund liabilities                                    $   10,961,995
                                                                                     ==============

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

8.   EMPLOYEE BENEFIT PLANS

      Pension Plan and Postretirement Benefits

      Effective December 31, 2001 the qualified plan of the Company, along with certain other U.S. subsidiaries of ING AIH, were merged into one plan which will be recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

      A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

                                                         PENSION BENEFITS                      OTHER BENEFITS
                                                      2003                2002             2003              2002
                                                   ----------         -----------       -----------       -----------
                                                                            (In Thousands)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year            $   30,107         $    27,921       $    17,491       $    15,049
Service cost                                                -                   7             1,326             1,139
Interest cost                                           1,952               2,007             1,125             1,166
Contribution by plan participants                           -                   -             5,189               954
Actuarial gain (loss)                                   8,997               2,750            (6,770)            4,481
Benefits paid                                          (2,802)             (2,578)           (6,758)           (2,148)
Plan amendments                                             -                   -                 -            (3,151)
                                                   ----------         -----------       -----------       -----------
Benefit obligation at end of year                  $   38,254         $    30,107       $    11,603       $    17,490
                                                   ==========         ===========       ===========       ===========
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year     $        -         $         -       $         -       $         -
Employer contributions                                  2,802               2,578             1,569             1,195
Plan participants' contributions                            -                   -             5,189               953
Benefits paid                                          (2,802)             (2,578)           (6,758)           (2,148)
                                                   ----------         -----------       -----------       -----------
Fair value of plan assets at end of year           $        -         $         -       $         -       $         -
                                                   ==========         ===========       ===========       ===========

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

                                                         PENSION BENEFITS                      OTHER BENEFITS
                                                      2003               2002              2003              2002
                                                   ----------         -----------       -----------       -----------
                                                                            (In Thousands)
Funded status                                      $  (38,254)        $   (30,107)      $   (11,603)      $   (17,490)
Unamortized prior service credit                          (40)                (44)           (1,603)           (1,497)
Unrecognized net gain/(loss)                           16,208               7,409            (6,083)              710
Remaining net obligation                               19,488              20,630                 -                 -
                                                   ----------         -----------       -----------       -----------
Total funded status                                $   (2,598)        $    (2,112)      $   (19,289)      $   (18,277)
                                                   ==========         ===========       ===========       ===========
COMPONENTS OF NET PERIODIC BENEFIT COST
Service cost                                       $        -         $         7       $     1,326       $     1,139
Interest cost                                           1,952               2,007             1,125             1,166
Expected return on plan assets                              -                   -                 -                 -
Amortization of unrecognized transition
      obligation or transition asset                    1,146               1,146                 -                 -
Amount of unrecognized gains and losses                   194                 139                23              (294)
Amount of prior service cost recognized                    (5)                 (5)              105             1,689
                                                   ----------         -----------       -----------       -----------
Total net periodic benefit cost                    $    3,287         $     3,294       $     2,579       $     3,700
                                                   ==========         ===========       ===========       ===========

      In addition, the Company has pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2003 and 2002 in the amount of $11,049,000 and $11,168,000, respectively.

      Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2003 and 2002 were as follows:

                                                     2003               2002
                                                   --------           --------
Weighted-average discount rate                     6.25   %            6.75  %
Rate of increase in compensation level             3.75   %            3.75  %
Expected long-term rate of return on assets        8.75   %            9.00  %

      The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 6 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $191,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $183,000.

      The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.25% at December 31, 2003 and 6.50% at December 31, 2002.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      401(k) Plan

      The ING Savings Plan and ESOP is a defined contribution plan sponsored by ING AIH, which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $12,000 for 2003 and $11,000 for 2002. Such contributions are not currently taxable to the participants. ING AIH matches up to 6% of pre-tax eligible pay at 100% and allocates expenses to the Company for their portion of the match. Amounts allocated to the Company were $4,278,000 and $4,101,000 for 2003 and 2002, respectively.

9.   SEPARATE ACCOUNTS

      Separate account assets and liabilities primarily represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

      Premiums, deposits, and other considerations received for the years ended December 31, 2003 and 2002 were $331,182,000 and $440,057,000, respectively.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      The general nature and characteristics of the separate accounts business follows:

                                                                      NON-INDEXED        NON-
                                                                      GUARANTEE       GUARANTEED
                                                                      LESS THAN/       SEPARATE
                                                                      EQUAL TO 4%      ACCOUNTS         TOTAL
                                                                    --------------  --------------  --------------
                                                                                   (In Thousands)
DECEMBER 31, 2003
Premium, consideration or deposits for the year                     $            -  $      331,182  $      331,182
                                                                    ==============  ==============  ==============
Reserves for separate accounts with assets at:
   Fair value                                                       $            -  $    3,916,434  $    3,916,434
   Amortized cost                                                          174,758               -         174,758
                                                                    --------------  --------------  --------------
Total reserves                                                      $      174,758  $    3,916,434  $    4,091,192
                                                                    ==============  ==============  ==============
Reserves for separate accounts by
   withdrawal characteristics:
   Subject to descretionary withdrawal:
     With market value adjustment                                   $      174,758  $            -  $      174,758
     At market value                                                             -       3,893,950       3,893,950
                                                                                                    --------------
   Subtotal                                                                174,758       3,893,950       4,068,708
   Not subject to discretionary withdrawal                                       -          22,484          22,484
                                                                    --------------  --------------
Total separate account liabilities                                  $      174,758  $    3,916,434  $    4,091,192
                                                                    ==============  ==============  ==============
DECEMBER 31, 2002
Premium, consideration or deposits for the year                     $            -  $      440,057  $      440,057
                                                                    ==============  ==============  ==============
Reserves for separate accounts with assets at:
   Fair value                                                       $            -  $    3,308,972  $    3,308,972
   Amortized cost                                                          191,277               -         191,277
                                                                    --------------  --------------  --------------
Total reserves                                                      $      191,277  $    3,308,972  $    3,500,249
                                                                    ==============  ==============  ==============
Reserves for separate accounts by
   withdrawal characteristics:
   Subject to descretionary withdrawal:
     With market value adjustment                                   $      191,277  $            -  $      191,277
     At market value                                                             -       3,294,535       3,294,535
                                                                                                    --------------
   Subtotal                                                                191,277       3,294,535       3,485,812
   Not subject to discretionary withdrawal                                       -          14,437          14,437
                                                                    --------------  --------------  --------------
Total separate account liabilities                                  $      191,277  $    3,308,972  $    3,500,249
                                                                    ==============  ==============  ==============

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                                DECEMBER 31
                                                                                         2003                 2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
Transfers as reported in the Summary of Operations
   of the Separate Accounts Statement:
   Transfers to separate accounts                                                    $     334,233       $     796,772
   Transfers from separate accounts                                                       (373,859)           (937,201)
Net transfers from separate accounts                                                       (39,626)           (140,429)
Reconciling adjustments:
   Miscellaneous transfers                                                                   4,913             154,465
                                                                                     -------------       -------------
Transfers as reported in the Statements of Operations                                $     (34,713)      $      14,036
                                                                                     =============       =============

10.  REINSURANCE

      The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

      Assumed premiums amounted to $610,961,000 and $575,098,000 for the years ended December 31, 2003 and 2002, respectively.

      The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                                DECEMBER 31
                                                                                         2003                2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
Premiums                                                                             $     366,893       $     410,277
Benefits paid or provided                                                                  320,630             271,440
Policy and contract liabilities at year end                                              1,659,984           1,405,545

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

11.  FEDERAL INCOME TAXES

      The Company and its subsidiaries file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

      The components of the net deferred tax assets are as follows:

                                                                                                DECEMBER 31
                                                                                          2003                2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
Total deferred tax assets                                                            $     411,332       $     440,365
Total deferred tax liabilities                                                             (92,967)            (73,220)
                                                                                     -------------       -------------
Net deferred tax assets                                                                    318,365             367,145
Deferred tax asset nonadmitted                                                            (229,550)           (247,640)
                                                                                     -------------       -------------
Net admitted deferred tax asset                                                      $      88,815       $     119,505
                                                                                     =============       =============
Decrease in nonadmitted asset                                                        $      18,090       $      12,102
                                                                                     =============       =============

Current income taxes incurred consist of the following major components:

                                                                                          YEAR ENDED DECEMBER 31
                                                                                          2003               2002
                                                                                     -------------       -------------
                                                                                                (In Thousands)
Federal taxes on operations                                                          $      58,198       $      98,756
Federal taxes on capital gains                                                               2,659             (11,255)
Total current taxes incurred                                                         $      60,857       $      87,501

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                                DECEMBER 31
                                                                                          2003                2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
Deferred tax assets resulting from book/tax differences in:
   Deferred acquisition costs                                                        $     124,142       $     123,718
   Insurance reserves                                                                      145,537             127,049
   Investments                                                                              33,000              37,815
   Compensation and benefits                                                                26,278              31,110
   Due and deferred premium                                                                      -              16,961
   Nonadmitted assets and other surplus items                                               21,623              28,246
   Unrealized loss on investments                                                                -               4,968
   Litigation accruals                                                                      13,927              14,856
   Costs of collection and loading                                                           4,440               6,658
   Present value of insurance in force                                                       3,645               4,860
   Other                                                                                    38,740              44,124
                                                                                                         -------------
Total deferred tax assets                                                                  411,332             440,365
Deferred tax assets nonadmitted                                                           (229,550)           (247,640)
                                                                                     -------------       -------------
Admitted deferred tax assets                                                               181,782             192,725
                                                                                     -------------       -------------
Deferred tax liabilities resulting from book/tax differences in:
   Investments                                                                              13,599              15,695
   Due and deferred premium                                                                 42,075              20,209
   Depreciable assets                                                                       26,815              31,325
   Unrealized gain on investments                                                            6,169                   -
   Insurance reserves                                                                        1,088                 587
   Other                                                                                     3,221               5,404
Total deferred tax liabilities                                                              92,967              73,220
                                                                                     -------------       -------------
Net admitted deferred tax asset                                                      $      88,815       $     119,505
                                                                                     =============       =============

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      The change in net deferred income taxes is comprised of the following:

                                                                              DECEMBER 31
                                                                         2003            2002           CHANGE
                                                                    --------------  --------------  --------------
                                                                                    (In Thousands)
Total deferred tax assets                                           $      411,332  $      440,365  $      (29,033)
Total deferred tax liabilities                                             (92,967)        (73,220)        (19,747)
                                                                                    --------------  --------------
Net deferred tax asset                                              $      318,365  $      367,145         (48,780)
                                                                    ==============  ==============
Remove current year change in unrealized gains                                                               9,618
                                                                                                    --------------
Change in net deferred income tax                                                                          (39,162)
Remove other items in surplus:
   Current year change in non-admitted assets                                                               (3,850)
   Other                                                                                                     1,367
                                                                                                    --------------
Change in deferred taxes for rate reconciliation                                                    $      (41,645)
                                                                                                    ==============

      The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:

                                                           YEAR ENDED
                                                        DECEMBER 31, 2003
                                                       -------------------
                                                          (IN THOUSANDS)
Ordinary income                                        $           291,594
Capital gains                                                       15,335
                                                       -------------------
Total pre-tax book income                              $           306,929
                                                       ===================
Provision computed at statutory rate                   $           107,425
Refinement of deferred tax balances                                  4,896
Dividends received deduction                                       (12,827)
Interest Maintenance Reserve                                         3,752
Other                                                                 (744)
                                                       -------------------
Total                                                  $           102,502
                                                       ===================
Federal income taxes incurred                          $            60,857
Change in net deferred income taxes                                 41,645
                                                       -------------------
Total statutory income taxes                           $           102,502
                                                       ===================

      The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $100,559,000 and $75,806,000 from 2003 and 2002, respectively.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      The Company has a payable of $32,750,000 and $109,011,000 at December 31, 2003 and 2002, respectively, for federal income taxes under the intercompany tax sharing agreement.

      Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" ("PSA"). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $32,641,000 at December 31, 2003. However, if such taxes were assessed, the amount of the taxes payable would be $11,424,000. No deferred tax liabilities are recognized related to the PSA.

12.  INVESTMENT IN AND ADVANCES TO SUBSIDIARIES

      The Company has two wholly owned insurance subsidiaries at December 31, 2003, ReliaStar Life Insurance Company of New York ("RNY") and ReliaStar Reinsurance Group "UK" LTD. The Company also has three wholly owned noninsurance subsidiaries, NWNL Benefits Corporation, Norlic, Inc. and Superior Vision Services.

      Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

                                                                                                DECEMBER 31
                                                                                         2003                 2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
Preferred stock (cost $4,664 in 2003 and 2002)                                       $       4,664       $       4,664
Common stock (cost $213,573 in 2003 and 2002)                                              313,686             265,486

Summarized financial information for these subsidiaries is as follows:

                                                                                                DECEMBER 31
                                                                                         2003                2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
Revenues                                                                             $     367,867       $     395,485
Income before net realized gains (losses) on investments                                    52,473             (24,153)
Net income (loss)                                                                           52,502             (34,994)
Admitted assets                                                                          2,712,832           2,656,874
Liabilities                                                                              2,399,298           2,391,309

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      The Company received cash dividends from its subsidiary, RNY, via Security-Connecticut, of $25,500,000 and $14,400,000 in 2003 and 2002,
      respectively.

13.  CAPITAL AND SURPLUS

      Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

      Lion loaned $100,000,000 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2003 and 2002, respectively, total interest paid totaled $4,600,000 and $6,400,000. Accrued interest was $0 and $1,400,000 for the years ended December 31, 2003 and 2002, respectively.

      Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

14.  FAIR VALUES OF FINANCIAL INSTRUMENTS

      In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

      The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

                                                                             DECEMBER 31
                                                            2003                                   2002
                                            ------------------------------------      ------------------------------
                                              CARRYING                  FAIR            CARRYING            FAIR
                                               AMOUNT                   VALUE            AMOUNT             VALUE
                                            ------------            ------------      ------------      ------------
                                                                            (In Thousands)
Assets:
   Bonds                                    $ 12,084,537            $ 12,526,062      $ 11,531,744      $ 11,963,244
   Preferred stocks                               44,479                  43,987            48,624            48,684
   Unaffiliated common stocks                      1,072                   1,072               957               957
   Mortgage loans                              2,169,371               2,360,151         1,931,822         2,173,488
   Contract loans                                671,241                 671,241           679,404           679,404
   Derivative securities                           8,660                   2,343             7,994            36,653
   Short-term investments                         23,908                  23,908           115,650           115,650
   Cash                                           50,831                  50,831            25,374            25,374
   Indebtedness from related parties               2,267                   2,267            43,433            43,433
   Separate account assets                     4,368,512               4,368,512         3,733,364         3,733,364
                                                  37,928                  37,928             5,240             5,240
   Receivable for securities
Liabilities:
   Individual and group annuities              7,813,260               7,746,805         7,291,610         7,276,070
   Guaranteed investment contracts                                                         115,222           119,819
   Deposit-type contracts                        670,907                 614,891           679,447           638,810
   Policyholder dividends                         22,318                  22,318            22,177            22,177
   Indebtedness to related parties                57,383                  57,383            17,191            17,191
   Separate account liabilities                1,714,477               1,714,477         2,856,683         2,856,683
   Payable for securities                          1,429                   1,429             6,039             6,039

      The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1% and 13% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2003 and 2002 is $12,478,443,000 and $12,331,071,000,
          respectively.

          Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values of the contracts. The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

15.  COMMITMENTS AND CONTINGENCIES

      The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits will not have a materially adverse effect on the Company's operations or financial position.

      Other Matters

      Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

      In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

      The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

      These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of the Company to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. The Company was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by the Company and by ING USA Annuity & Life Insurance Company; an affiliate of the Company and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

      ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

      Operating Leases

      The Company leases office space under various noncancelable operating lease agreements that expire through January 2009. Rental expense for 2003 and 2002 was approximately $12,030,000 and $8,518,000.

      At December 31, 2003, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

       YEAR ENDING
       DECEMBER 31           COMMITMENTS
       -----------         ---------------
          2004             $    11,651,000
          2005                  10,888,000
          2006                  10,493,000
          2007                   9,987,000
          2008                   9,334,000
       Thereafter                1,583,000

      Certain rental commitments have renewal options extending through the year 2009 subject to adjustments in future periods.

      Lessor Leases

      The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Future minimum lease payment receivables under non-cancelable operating leasing arrangements as of December 31, 2003 are as follows:

       YEAR ENDING         FUTURE MINIMUM LEASE
       DECEMBER 31          PAYMENT RECEIVABLES
      -----------         ---------------------
          2004                $   10,846,000
          2005                     8,815,000
          2006                     6,647,000
          2007                     4,884,000
          2008                     3,451,000
       Thereafter                    341,000

      Contingent rentals included in income for the years ended December 31, 2003 amounted to $13,623,000. The net investment is classified as real estate.

16.   FINANCING AGREEMENTS

      The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $125,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $16,000 and $70,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to the Bank.

      The Company maintains a revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus .35%, or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $7,000 and $73,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to BONY.

      The Company borrowed $1,899,331,000 and repaid $1,899,331,000 in 2003 and borrowed $4,103,074,000 and repaid $4,103,074,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements. Interest paid on borrowed money was $268,000 and $535,000 during 2003 and 2002, respectively.

      The Company is the beneficiary of letters of credit totaling $458,531,000; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2003 and 2002.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

17.  RELATED PARTY TRANSACTIONS

      Affiliates

      Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

      Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $125,174,000 and $96,966,000 for the years ended December 31, 2003 and 2002, respectively.

      Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $44,759,000 and $36,041,000 for the years ended December 31, 2003 and 2002, respectively.

      Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to $156,100,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $245,000 and $391,000 and interest income of $423,000 and $1,194,000 for the year ended December 31, 2003 and 2002, respectively. At December 31, 2003, the Company had $0 payable to ING AIH and $23,600,000 receivable from ING AIH.

      Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

      Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisors ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

      Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING Affiliates whereby it is jointly and severally liable for a $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI"). The Company's Board of Directors approved this transaction on April 25, 2002. The three affiliated life insurers were Security-Connecticut (subsequently merged into the Company on October 1, 2003), Security Life of Denver Insurance Company, and the Company. The joint and several guarantees of the two insurers are capped at $250,000,000. The States of Colorado and Minnesota did not disapprove the guarantee.

      Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

18.  GUARANTY FUND ASSESSMENTS

      Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

      The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $2,637,000 and $710,000 for this liability as of December 31, 2003 and 2002. The Company has also recorded an asset/(liability) of $21,000 and $(598,000) as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.

RELIASTAR LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
--------------------------------------------------------------------------------

19.  UNPAID ACCIDENT AND HEALTH CLAIMS

      The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                                                DECEMBER 31
                                                                                          2003                2002
                                                                                     -------------       -------------
                                                                                               (In Thousands)
Balance at January 1                                                                 $   1,186,221       $   1,175,770
Less reinsurance recoverables                                                               46,197             166,786
Net balance at January 1                                                                 1,140,024           1,008,984
Incurred related to:
   Current year                                                                            486,373             359,201
   Prior years                                                                             (25,417)             74,988
Total incurred                                                                             460,956             434,189
Paid related to:
   Current year                                                                            203,752             212,147
   Prior years                                                                             154,109              91,002
Total paid                                                                                 357,861             303,149
Net balance at December 31                                                               1,243,119           1,140,024
Plus reinsurance recoverables                                                               40,164              46,197
                                                                                     -------------       -------------
Balance at December 31                                                               $   1,283,283       $   1,186,221
                                                                                     =============       =============

      The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and Health Reserves and Unpaid Claims.

20.  RECONCILIATION TO THE ANNUAL STATEMENT

      At December 31, 2002, differences in amounts reported in the 2002 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements were due to the following:

                                                                                           CAPITAL
                                                                      NET INCOME          AND SURPLUS
                                                                  ------------------  ------------------
Amounts as reported in the 2002 NAIC Annual Statement             $      129,450,000  $    1,357,625,000
Effects of adopting the CARVM accounting policy change                   (24,579,000                   -
                                                                  ------------------  ------------------
Amounts as reported in the accompanying
   statutory basis financial statements                           $      104,871,000  $    1,357,625,000
                                                                  ==================  ==================

FINANCIAL STATEMENTS
RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                                               1

Audited Financial Statements

Statements of Assets and Liabilities                                         3
Statements of Operations                                                    13
Statements of Changes in Net Assets                                         23
Notes to Financial Statements                                               36

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of ReliaStar Life Insurance Company Separate Account N (formerly Northern Life Separate Account One) (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:                                               ING Investors Trust:
   AIM VI Dent Demographic Trends Fund - Series I                              ING MFS Total Return Portfolio - Service Class
      Shares                                                                   ING T. Rowe Price Equity Income Portfolio - Service
The Alger American Fund:                                                          Class
   Alger American Growth Portfolio                                          ING Partners, Inc.:
   Alger American Leveraged AllCap Portfolio                                   ING American Century Small Cap Value Portfolio -
   Alger American MidCap Growth Portfolio                                         Initial Class
   Alger American Small Capitalization Portfolio                               ING Baron Small Cap Growth Portfolio - Initial
Fidelity(R) Variable Insurance Products Fund:                                     Class
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial                       ING JPMorgan Mid Cap Value Portfolio - Initial Class
      Class                                                                    ING MFS Global Growth Portfolio - Initial Class
   Fidelity(R) VIP Asset Manager(SM): Growth Portfolio -                       ING PIMCO Total Return Portfolio - Initial Class
      Initial Class                                                            ING T. Rowe Price Growth Equity Portfolio - Initial
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class                        Class
   Fidelity(R) VIP Equity-Income Portfolio - Initial Class                     ING Van Kampen Comstock Portfolio - Initial Class
   Fidelity(R) VIP Growth Portfolio - Initial Class                            ING Strategic Allocations Portfolios, Inc.:
   Fidelity(R) VIP Growth Opportunities Portfolio -                            ING VP Strategic Allocation Balanced Portfolio -
      Initial Class                                                               Class R
   Fidelity(R) VIP Index 500 Portfolio - Initial Class                         ING VP Strategic Allocation Growth Portfolio -
   Fidelity(R) VIP Investment Grade Bond Portfolio -                              Class R
      InitialClass                                                             ING VP Strategic Allocation Income Portfolio -
   Fidelity(R) VIP Money Market Portfolio - Initial Class                         Class R
   Fidelity(R) VIP Overseas Portfolio - Initial Class

ING Variable Portfolios, Inc.:                                                 Janus Aspen Mid Cap Growth Portfolio -Institutional
   ING VP Index Plus LargeCap Portfolio - Class R                                 Shares
   ING VP Index Plus MidCap Portfolio - Class R                                Janus Aspen Worldwide Growth Portfolio-
   ING VP Index Plus SmallCap Portfolio - Class R                                 Institutional Shares
ING Variable Products Trust:                                                Neuberger Berman Advisers Management Trust:
   ING VP Disciplined LargeCap Portfolio                                       Neuberger Berman AMT Limited Maturity Bond Portfolio
   ING VP Growth Opportunities Portfolio - Class R                             Neuberger Berman AMT Partners Portfolio
   ING VP Growth + Value Portfolio                                             Neuberger Berman AMT Socially Responsive Portfolio
   ING VP High Yield Bond Portfolio                                         PIMCO Accumulation Trust:
   ING VP International Value Portfolio - Class R                              OpCap Equity Portfolio
   ING VP MagnaCap Portfolio - Class R                                         OpCap Global Equity Portfolio
   ING VP MidCap Opportunities Portfolio - Class R                             OpCap Managed Portfolio
   ING VP SmallCap Opportunities Portfolio - Class R                           OpCap Small Cap Portfolio
Janus Aspen Series:
   Janus Aspen Growth Portfolio - Institutional Shares
   Janus Aspen International Growth Portfolio -
      Institutional Shares

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company Separate Account N (formerly Northern Life Separate Account One) at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                       AIM VI                                  ALGER               ALGER               ALGER
                                        DENT               ALGER              AMERICAN            AMERICAN           AMERICAN
                                     DEMOGRAPHIC          AMERICAN            LEVERAGED            MIDCAP              SMALL
                                       TRENDS              GROWTH              ALLCAP              GROWTH          CAPITALIZATION
                                  -----------------   -----------------   -----------------   -----------------   ----------------
ASSETS
Investments in mutual funds
   at fair value                  $           6,357   $          53,542   $          34,205   $          38,211   $         13,873
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total assets                                  6,357              53,542              34,205              38,211             13,873
                                  -----------------   -----------------   -----------------   -----------------   ----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                        -                   -                   -                  (1)                 -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total liabilities                                 -                   -                   -                  (1)                 -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Net assets                        $           6,357   $          53,542   $          34,205   $          38,212   $         13,873
                                  =================   =================   =================   =================   ================
Net assets:
   Accumulation units             $           6,357   $          53,542   $          34,205   $          38,211   $         13,873
   Contracts in payout
      (annuitzation) period                       -                   -                   -                   1                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total net assets                  $           6,357   $          53,542   $          34,205   $          38,212   $         13,873
                                  =================   =================   =================   =================   ================
Accumulation units outstanding        1,338,420.841       3,114,746.804       1,758,586.132       1,838,809.669      1,524,450.709
                                  =================   =================   =================   =================   ================
Value per accumulation unit       $            4.75   $           17.19   $           19.45   $           20.78   $           9.10
                                  =================   =================   =================   =================   ================
Total number of mutual fund
   shares                                 1,220,243           1,608,351           1,217,676           2,076,689            798,237
                                  =================   =================   =================   =================   ================
Cost of mutual fund shares        $           7,474   $          77,143   $          51,751   $          36,268   $         11,746
                                  =================   =================   =================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                                       FIDELITY(R) VIP
                                    FIDELITY(R)VIP          ASSET
                                        ASSET             MANAGER(SM):     FIDELITY(R)VIP      FIDELITY(R)VIP      FIDELITY(R)VIP
                                      MANAGER(SM)          GROWTH           CONTRAFUND(R)       EQUITY-INCOME          GROWTH
                                  -----------------   -----------------   -----------------   -----------------   ----------------
ASSETS
Investments in mutual funds
   at fair value                  $           2,279   $          19,314   $          74,188   $          59,664   $         51,875
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total assets                                  2,279              19,314              74,188              59,664             51,875
                                  -----------------   -----------------   -----------------   -----------------   ----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                        -                   -                   -                  (2)                 -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total liabilitie                                  -                   -                   -                  (2)                 -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Net assets                        $           2,279   $          19,314   $          74,188   $          59,666   $         51,875
                                  =================   =================   =================   =================   ================
Net assets:
   Accumulation units             $           2,279   $          19,314   $          74,188   $          59,665   $         51,875
  Contracts in payout
      (annuitzation) period                       -                   -                   -                   1                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total net assets                  $           2,279   $          19,314   $          74,188   $          59,666   $         51,875
                                  =================   =================   =================   =================   ================
Accumulation units outstanding          139,020.123       1,210,181.659       3,473,244.239       3,212,894.924      3,196,210.783
                                  =================   =================   =================   =================   ================
Value per accumulation unit       $           16.39   $           15.96   $           21.36   $           18.57   $          16.23
                                  =================   =================   =================   =================   ================
Total number of mutual fund
   shares                                   157,606           1,566,434           3,207,431           2,573,927          1,671,245
                                  =================   =================   =================   =================   ================
Cost of mutual fund shares        $           2,597   $          21,882   $          73,059   $          57,194   $         67,512
                                  =================   =================   =================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                    FIDELITY(R) VIP                         FIDELITY(R) VIP    FIDELITY(R) VIP
                                        GROWTH          FIDELITY(R) VIP       INVESTMENT           MONEY           FIDELITY(R) VIP
                                    OPPORTUNITIES          INDEX 500          GRADE BOND           MARKET             OVERSEAS
                                  -----------------   -----------------   -----------------   -----------------   ----------------
ASSETS
Investments in mutual funds
   at fair value                  $           2,339   $         122,998   $          25,245   $          19,986   $          1,113
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total assets                                  2,339             122,998              25,245              19,986              1,113
                                  -----------------   -----------------   -----------------   -----------------   ----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                        -                   -                   -                 (22)                 -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total liabilities                                 -                   -                   -                 (22)                 -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Net assets                        $           2,339   $         122,998   $          25,245   $          20,008   $          1,113
                                  =================   =================   =================   =================   ================
Net assets:
   Accumulation units             $           2,339   $         122,998   $          25,245   $          19,818   $          1,113
   Contracts in payout
      (annuitzation) period                       -                   -                   -                 190                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total net assets                  $           2,339   $         122,998   $          25,245   $          20,008   $          1,113
                                  =================   =================   =================   =================   ================
Accumulation units outstanding          341,964.017       6,480,374.172       1,946,453.224       1,566,100.358         81,527.384
                                  =================   =================   =================   =================   ================
Value per accumulation unit       $            6.84   $           18.98   $           12.97   $           12.64   $          13.65
                                  =================   =================   =================   =================   ================
Total number of mutual fund
   shares                                   155,229             975,172           1,849,417          19,986,319             71,371
                                  =================   =================   =================   =================   ================
Cost of mutual fund shares        $           2,293   $         127,340   $          24,201   $          19,986   $          1,419
                                  =================   =================   =================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                                                            ING AMERICAN
                                       ING MFS           ING T. ROWE           CENTURY           ING BARON          ING JPMORGAN
                                        TOTAL            PRICE EQUITY         SMALL CAP             SMALL              MID CAP
                                       RETURN              INCOME               VALUE            CAP GROWTH             VALUE
                                  -----------------   -----------------   -----------------   -----------------   ----------------
ASSETS
Investments in mutual funds
   at fair value                  $             396   $             549   $             240   $             333   $            609
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total assets                                    396                 549                 240                 333                609
                                  -----------------   -----------------   -----------------   -----------------   ----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                        -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total liabilities                                 -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Net assets                        $             396   $             549   $             240   $             333   $            609
                                  =================   =================   =================   =================   ================
Net assets:
   Accumulation units             $             396   $             549   $             240   $             333   $            609
   Contracts in payout
      (annuitzation) period                       -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total net assets                  $             396   $             549   $             240   $             333   $            609
                                  =================   =================   =================   =================   ================
Accumulation units outstanding           35,106.411          45,173.650          17,927.567          25,187.549         47,244.998
                                  =================   =================   =================   =================   ================
Value per accumulation unit       $           11.28   $           12.16   $           13.38   $           13.22   $          12.88
                                  =================   =================   =================   =================   ================
Total number of mutual fund
   shares                                    23,004              45,331              22,266              28,367             51,105
                                  =================   =================   =================   =================   ================
Cost of mutual fund shares        $             378   $             501   $             236   $             323   $            563
                                  =================   =================   =================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                                                                                                       ING VP
                                      ING MFS            ING PIMCO           ING T. ROWE          ING VAN             STRATEGIC
                                       GLOBAL              TOTAL             PRICE GROWTH          KAMPEN            ALLOCATION
                                       GROWTH             RETURN               EQUITY             COMSTOCK            BALANCED
                                  -----------------   -----------------   -----------------   -----------------   ----------------
ASSETS
Investments in mutual funds
   at fair value                  $             264   $             673   $             533   $             442   $            157
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total assets                                    264                 673                 533                 442                157
                                  -----------------   -----------------   -----------------   -----------------   ----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                        -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total liabilities                                 -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Net assets                        $             264   $             673   $             533    $            442   $            157
                                  =================   =================   =================   =================   ================
Net assets:
   Accumulation units             $             264   $             673   $             533                $442               $157
   Contracts in payout
      (annuitzation) period                       -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total net assets                  $             264   $             673   $             533   $             442   $            157
                                  =================   =================   =================   =================   ================
Accumulation units outstanding           20,002.374          64,909.481          41,736.840          34,667.327          13,322.872
                                  =================   =================   =================   =================   ================
Value per accumulation unit       $           13.18   $           10.37   $           12.77   $           12.76   $          11.76
                                  =================   =================   =================   =================   ================
Total number of mutual fund
   shares                                    23,472              63,389              11,749              41,717             12,262
                                  =================   =================   =================   =================   ================
Cost of mutual fund shares        $             247   $             689   $             492   $             442   $            146
                                  =================   =================   =================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                        ING VP              ING VP
                                      STRATEGIC            STRATEGIC            ING VP              ING VP              ING VP
                                      ALLOCATION          ALLOCATION          INDEX PLUS          INDEX PLUS          INDEX PLUS
                                        GROWTH              INCOME             LARGECAP             MIDCAP             SMALLCAP
                                  -----------------   -----------------   -----------------   -----------------   ----------------
ASSETS
Investments in mutual funds
   at fair value                  $              27   $             228   $             299   $             505   $            271
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total assets                                     27                 228                 299                 505                271
                                  -----------------   -----------------   -----------------   -----------------   ----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                        -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total liabilities                                 -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Net assets                        $              27   $             228   $             299   $             505   $            271
                                  =================   =================   =================   =================   ================
Net assets:
   Accumulation units             $              27   $            228    $             299   $             505   $            271
   Contracts in payout
      (annuitzation) period                       -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total net assets
                                  $              27   $             228   $             299   $             505   $            271
                                  =================   =================   =================   =================   ================
Accumulation units outstanding            2,249.710          20,295.765          24,260.119          38,815.274         20,350.033
                                  =================   =================   =================   =================   ================
Value per accumulation unit       $           12.21   $           11.23   $           12.32   $           13.01   $          13.30
                                  =================   =================   =================   =================   ================
Total number of mutual fund
   shares                                     2,062              18,514              22,068              32,283             20,014
                                  =================   =================   =================   =================   ================
Cost of mutual fund shares        $              26   $             215   $             275   $             469   $            252
                                  =================   =================   =================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                         ING VP              ING VP                                 ING VP             ING VP
                                      DISCIPLINED           GROWTH              ING VP            HIGH YIELD        INTERNATIONAL
                                        LARGECAP        OPPORTUNITIES       GROWTH + VALUE           BOND               VALUE
                                  -----------------   -----------------   -----------------   -----------------   ----------------
ASSETS
Investments in mutual funds
   at fair value                  $           5,167   $           1,630   $          35,222   $          13,210   $         17,742
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total assets                                  5,167               1,630              35,222              13,210             17,742
                                  -----------------   -----------------   -----------------   -----------------   ----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                        -                   -                   3                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total liabilities                                 -                   -                   3                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Net assets                        $           5,167   $           1,630   $          35,219   $          13,210   $         17,742
                                  =================   =================   =================   =================   ================
Net assets:
   Accumulation units             $           5,167   $           1,630   $          35,216   $          13,210   $         17,742
   Contracts in payout
      (annuitzation) period                       -                   -                   3                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total net assets
                                  $           5,167   $           1,630   $          35,219   $          13,210   $         17,742
                                  =================   =================   =================   =================   ================
Accumulation units outstanding          574,055.709         343,112.824       2,210,865.374       1,405,266.042      1,088,496.915
                                  =================   =================   =================   =================   ================
Value per accumulation unit       $            9.00   $            4.75   $           15.93   $            9.40   $          16.30
                                  =================   =================   =================   =================   ================
Total number of mutual fund
   shares                                 1,415,659             326,575           2,591,781           4,228,091          1,611,404
                                  =================   =================   =================   =================   ================

Cost of mutual fund shares        $           5,760   $           1,740   $          68,977   $          12,858   $         15,201
                                  =================   =================   =================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                                                                                                        JANUS
                                                            ING VP              ING VP              JANUS               ASPEN
                                        ING VP              MIDCAP             SMALLCAP             ASPEN           INTERNATIONAL
                                       MAGNACAP         OPPORTUNITIES       OPPORTUNITIES           GROWTH             GROWTH
                                  -----------------   -----------------   -----------------   -----------------   ----------------
ASSETS
Investments in mutual funds
   at fair value                  $           1,130   $           1,669   $          23,457   $          31,252   $         18,025
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total assets                                  1,130               1,669              23,457              31,252             18,025
                                  -----------------   -----------------   -----------------   -----------------   ----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                        -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total liabilities                                 -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Net assets                        $           1,130   $           1,669   $          23,457   $          31,252   $         18,025
                                  =================   =================   =================   =================   ================
Net assets:
   Accumulation units             $           1,130   $           1,669   $          23,457   $          31,252   $         18,025
   Contracts in payout
      (annuitzation) period                       -                   -                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total net assets
                                  $           1,130   $           1,669   $          23,457   $          31,252   $         18,025
                                  =================   =================   =================   =================   ================
Accumulation units outstanding          129,199.962         285,276.195       1,213,476.503       2,758,384.572      1,479,844.074
                                  =================   =================   =================   =================   ================
Value per accumulation unit

                                  $            8.75   $            5.85   $           19.33   $           11.33   $          12.18
                                  =================   =================   =================   =================   ================
Total number of mutual fund
   shares                                   127,861             271,392           1,589,238           1,625,167            781,650
                                  =================   =================   =================   =================   ================
Cost of mutual fund shares        $             934   $           1,658   $          18,015   $          45,437   $         15,087
                                  =================   =================   =================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                      JANUS                JANUS             NEUBERGER                               NEUBERGER
                                      ASPEN                ASPEN             BERMAN AMT          NEUBERGER           BERMAN AMT
                                      MID CAP            WORLDWIDE            LIMITED            BERMAN AMT          SOCIALLY
                                      GROWTH              GROWTH            MATURITY BOND         PARTNERS           RESPONSIVE
                                  -----------------   -----------------   -----------------   -----------------   ----------------
ASSETS
Investments in mutual funds
   at fair value                  $          31,114   $          56,107   $          13,637   $          14,605   $          2,222
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total assets                                 31,114              56,107              13,637              14,605              2,222
                                  -----------------   -----------------   -----------------   -----------------   ----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                        -                  (1)                  -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total liabilities                                 -                  (1)                  -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Net assets                        $          31,114   $          56,108   $          13,637   $          14,605   $          2,222
                                  =================   =================   =================   =================   ================
Net assets:
   Accumulation units             $          31,114   $          56,104   $          13,637   $          14,605   $          2,222
   Contracts in payout
      (annuitzation) period                       -                   4                   -                   -                  -
                                  -----------------   -----------------   -----------------   -----------------   ----------------
Total net assets                  $          31,114   $          56,108   $          13,637   $          14,605   $          2,222
                                  =================   =================   =================   =================   ================
Accumulation units outstanding        2,552,460.929       4,870,077.047       1,095,381.425       1,379,084.106        189,927.581
                                  =================   =================   =================   =================   ================
Value per accumulation unit       $           12.19   $           11.52   $           12.45   $           10.59   $          11.70
                                  =================   =================   =================   =================   ================
Total number of mutual fund
   shares                                 1,453,935           2,173,009           1,033,111             948,383            179,892
                                  =================   =================   =================   =================   ================
Cost of mutual fund shares        $          61,912   $          49,406   $          13,670   $          14,895   $          1,870
                                  =================   =================   =================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (Dollars in thousands, except for unit data)

                                                                         OPCAP
                                                    OPCAP                GLOBAL               OPCAP                OPCAP
                                                    EQUITY               EQUITY              MANAGED             SMALL CAP
                                               -----------------    -----------------    -----------------    -----------------
ASSETS
Investments in mutual funds
   at fair value                               $           6,121    $           3,716    $          23,999    $          25,450
                                               -----------------    -----------------    -----------------    -----------------
Total assets                                               6,121                3,716               23,999               25,450
                                               -----------------    -----------------    -----------------    -----------------
LIABILITIES
Due to ReliaStar Life Insurance
   Company                                                     -                    -                    -                    -
                                               -----------------    -----------------    -----------------    -----------------
Total liabilities                                              -                    -                    -                    -
                                               -----------------    -----------------    -----------------    -----------------
Net assets                                     $           6,121    $           3,716    $          23,999    $          25,450
                                               =================    =================    =================    =================
Net assets:
   Accumulation units                          $           6,121    $           3,716    $          23,999    $          25,450
   Contracts in payout
      (annuitzation) period                                    -                    -                    -                    -
                                               -----------------    -----------------    -----------------    -----------------
Total net assets
                                               $           6,121    $           3,716    $          23,999    $          25,450
                                               =================    =================    =================    =================
Accumulation units outstanding                       528,170.757          304,050.818        2,179,790.878        1,740,800.159
                                               =================    =================    =================    =================
Value per accumulation unit
                                               $           11.59    $           12.22    $           11.01    $           14.62
                                               =================    =================    =================    =================
Total number of mutual fund shares                       188,572              264,464              613,320              829,516
                                               =================    =================    =================    =================
Cost of mutual fund shares
                                               $           5,546    $           3,281    $          23,752    $          22,004
                                               =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (Dollars in thousands)

                                               AIM VI                               ALGER            ALGER            ALGER
                                                DENT             ALGER            AMERICAN          AMERICAN         AMERICAN
                                            DEMOGRAPHIC         AMERICAN          LEVERAGED          MIDCAP            SMALL
                                               TRENDS            GROWTH            ALLCAP            GROWTH        CAPITALIZATION
                                          ---------------   ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $             -   $             -   $             -   $             -   $              -
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total investment income                                 -                 -                 -                 -                  -
Expenses:
   Mortality, expense risk and other
      charges                                          59               637               428               407                160
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total expenses                                         59               637               428               407                160
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net investment income (loss)                          (59)             (637)             (428)             (407)              (160)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                     (1,024)           (3,110)           (5,014)           (6,228)            (4,310)
Net unrealized appreciation
   (depreciation) of investments                    2,298            16,909            13,954            17,352              8,286
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net increase (decrease) in net assets
   resulting from operations              $         1,215   $        13,162   $         8,512   $        10,717   $          3,816
                                          ===============   ===============   ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (Dollars in thousands)

                                                            FIDELITY(R) VIP
                                          FIDELITY(R) VIP        ASSET
                                               ASSET          MANAGER(SM):    FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                             MANAGER(SM)        GROWTH         CONTRAFUND(R)     EQUITY-INCOME        GROWTH
                                          ---------------   ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $            93   $           486   $           270   $           775   $            123
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total investment income                                93               486               270               775                123
Expenses:
   Mortality, expense risk and other
      charges                                          33               241               861               659                631
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total expenses                                         33               241               861               659                631
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net investment income (loss)                           60               245              (591)              116               (508)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments              (254)             (791)             (761)             (858)            (3,775)
Net unrealized appreciation
   (depreciation) of investments                      549             3,954            16,518            13,377             16,595
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net increase (decrease) in net assets
   resulting from operations              $           355   $         3,408   $        15,166   $        12,635   $         12,312
                                          ===============   ===============   ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (Dollars in thousands)

                                          FIDELITY(R) VIP                     FIDELITY(R) VIP   FIDELITY(R) VIP
                                              GROWTH         FIDELITY(R) VIP     INVESTMENT          MONEY         FIDELITY(R) VIP
                                           OPPORTUNITIES        INDEX 500        GRADE BOND          MARKET            OVERSEAS
                                          ---------------   ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $            13   $         1,498   $         1,419   $           436   $              8
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total investment income                                13             1,498             1,419               436                  8
Expenses:
   Mortality, expense risk and other
      charges                                          27             1,462               387               641                 13
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total expenses                                         27             1,462               387               641                 13
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net investment income (loss)                          (14)               36             1,032              (205)                (5)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments              (161)           (4,617)              639                 2                (99)
Net unrealized appreciation
   (depreciation) of investments                      677            29,604              (683)               (2)               440
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net increase (decrease) in net assets
   resulting from operations              $           502   $        25,023   $           988   $          (205)  $            336
                                          ===============   ===============   ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (Dollars in thousands)

                                                                               ING AMERICAN
                                              ING MFS         ING T. ROWE         CENTURY         ING BARON        ING JPMORGAN
                                               TOTAL         PRICE EQUITY        SMALL CAP          SMALL            MID CAP
                                              RETURN            INCOME             VALUE          CAP GROWTH           VALUE
                                          ---------------   ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $             2   $             2   $             6   $             -   $              7
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total investment income                                 2                 2                 6                 -                  7
Expenses:
   Mortality, expense risk and other
      charges                                           1                 2                 1                 3                  2
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total expenses                                          1                 2                 1                 3                  2
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net investment income (loss)                            1                 -                 5                (3)                 5
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 -                 1                27                85                  4
Net unrealized appreciation
   (depreciation) of investments                       18                48                 4                10                 46
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net increase (decrease) in net assets
   resulting from operations              $            19   $            49   $            36   $            92   $             55
                                          ===============   ===============   ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (Dollars in thousands)

                                                                                                                      ING VP
                                               ING MFS         ING PIMCO        ING T. ROWE          ING VAN         STRATEGIC
                                               GLOBAL            TOTAL          PRICE GROWTH         KAMPEN          ALLOCATION
                                               GROWTH           RETURN             EQUITY           COMSTOCK          BALANCED
                                          ---------------   ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $             -   $            22   $             -   $            10   $              3
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total investment income                                 -                22                 -                10                  3
Expenses:
   Mortality, expense risk and other
      charges                                           2                 4                 3                 2                  2
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total expenses                                          2                 4                 3                 2                  2
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net investment income (loss)                           (2)               18                (3)                8                  1
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                35                (5)                3                51                  8
Net unrealized appreciation
(depreciation) of investments                          17               (16)               41                 -                 11
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net increase (decrease) in net assets
   resulting from operations              $            50   $            (3)  $            41   $            59   $             20
                                          ===============   ===============   ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (Dollars in thousands)

                                               ING VP            ING VP
                                             STRATEGIC         STRATEGIC           ING VP            ING VP            ING VP
                                             ALLOCATION        ALLOCATION        INDEX PLUS        INDEX PLUS        INDEX PLUS
                                               GROWTH            INCOME           LARGECAP           MIDCAP           SMALLCAP
                                          ---------------   ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $             -   $             9   $             -   $             -   $              -
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total investment income                                 -                 9                 -                 -                  -
Expenses:
   Mortality, expense risk and other
      charges                                           -                 3                 1                 2                  1
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total expenses                                          -                 3                 1                 2                  1
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net investment income (loss)                            -                 6                (1)               (2)                (1)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 -                (4)                3                 5                 17
Net unrealized appreciation
   (depreciation) of investments                        1                13                24                36                 19
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net increase (decrease) in net assets
   resulting from operations              $             1   $            15   $            26   $            39   $             35
                                          ===============   ===============   ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (Dollars in thousands)

                                               ING VP           ING VP                               ING VP            ING VP
                                            DISCIPLINED         GROWTH            ING VP           HIGH YIELD       INTERNATIONAL
                                              LARGECAP       OPPORTUNITIES    GROWTH + VALUE          BOND              VALUE
                                          ---------------   ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $            33   $             -   $             -   $           626   $            208
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total investment income                                33                 -                 -               626                208
Expenses:
   Mortality, expense risk and other
      charges                                          54                20               433               115                208
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total expenses                                         54                20               433               115                208
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net investment income (loss)                          (21)              (20)             (433)              511                  -
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments              (471)             (446)           (8,048)              312              1,734
Net unrealized appreciation
   (depreciation) of investments                    1,337               886            17,988               562              2,611
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net increase (decrease) in net assets
   resulting from operations              $           845   $           420   $         9,507   $         1,385   $          4,345
                                          ===============   ===============   ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (Dollars in thousands)

                                                                                                                       JANUS
                                                                 ING VP           ING VP             JANUS             ASPEN
                                               ING VP            MIDCAP          SMALLCAP            ASPEN         INTERNATIONAL
                                              MAGNACAP       OPPORTUNITIES     OPPORTUNITIES        GROWTH             GROWTH
                                          ---------------   ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $            11   $             -   $             -   $            26   $            388
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total investment income                                11                 -                 -                26                388
Expenses:
   Mortality, expense risk and other
      charges                                          15                18               297               396                266
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total expenses                                         15                18               297               396                266
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net investment income (loss)                           (4)              (18)             (297)             (370)               122
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments              (227)             (139)          (25,176)           (3,689)             5,309
Net unrealized appreciation
   (depreciation) of investments                      456               541            31,970            11,594              3,204
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net increase (decrease) in net assets
   resulting from operations              $           225   $           384   $         6,497   $         7,535   $          8,635
                                          ===============   ===============   ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS in thousands)

                                               JANUS              JANUS           NEUBERGER                          NEUBERGER
                                               ASPEN              ASPEN           BERMAN AMT        NEUBERGER        BERMAN AMT
                                              MID CAP           WORLDWIDE          LIMITED         BERMAN AMT         SOCIALLY
                                              GROWTH             GROWTH         MATURITY BOND       PARTNERS         RESPONSIVE
                                          ---------------   ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                              $             -   $           618   $           656   $             -   $              -
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total investment income                                 -               618               656                 -                  -
Expenses:
   Mortality, expense risk and other
      charges                                         380               756               215               165                 23
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Total expenses                                        380               756               215               165                 23
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net investment income (loss)                         (380)             (138)              441              (165)               (23)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments            (6,705)            3,754               200              (521)               (11)
Net unrealized appreciation
   (depreciation)of investments                    14,961             7,984              (479)            4,052                488
                                          ---------------   ---------------   ---------------   ---------------   ----------------
Net increase (decrease) in net assets
   resulting from operations              $         7,876   $        11,600   $           162   $         3,366   $            454
                                          ===============   ===============   ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (Dollars in thousands)

                                                                         OPCAP
                                                      OPCAP              GLOBAL              OPCAP              OPCAP
                                                      EQUITY             EQUITY             MANAGED           SMALL CAP
                                                  ---------------    ---------------    ----------------    ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                      $            55    $            13    $            301    $             8
                                                  ---------------    ---------------    ----------------    ---------------
Total investment income                                        55                 13                 301                  8
Expenses:
   Mortality, expense risk and other charges                   66                 53                 244                259
                                                  ---------------    ---------------    ----------------    ---------------
Total expenses                                                 66                 53                 244                259
                                                  ---------------    ---------------    ----------------    ---------------
Net investment income (loss)                                  (11)               (40)                 57               (251)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                         1                906                (606)               350
Net unrealized appreciation (depreciation)
   of investments                                           1,070                434               3,851              6,268
                                                  ---------------    ---------------    ----------------    ---------------
Net increase (decrease) in net assets
   resulting from operations                      $         1,060    $         1,300    $          3,302    $         6,367
                                                  ===============    ===============    ================    ===============

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                       AIM VI                                     ALGER                ALGER
                                                        DENT                 ALGER              AMERICAN             AMERICAN
                                                     DEMOGRAPHIC           AMERICAN             LEVERAGED             MIDCAP
                                                       TRENDS               GROWTH               ALLCAP               GROWTH
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $           6,741    $          68,389    $          46,833    $          28,036
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (69)                (722)                (504)                (358)
   Net realized gain (loss) on investments
      and capital gains distributions                        (2,317)              (8,042)              (6,257)              (3,768)
   Net unrealized appreciation (depreciation)
      of investments                                            225              (13,823)              (9,058)              (5,352)
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                (2,161)             (22,587)             (15,819)              (9,478)
Changes from principal transactions:
   Net premium payments                                         557                7,291                5,467                5,062
   Surrenders                                                  (700)              (4,584)              (2,578)              (2,471)
   Policy loans                                                  (8)                (127)                (106)                (109)
   Transfers between Divisions (including
      fixed account), net                                    (1,288)              (7,853)              (6,854)               1,809
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                (7)                (209)                (182)                 (48)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                        (6)                 (97)                 (72)                 (43)
   Loan collateral interest                                       1                   32                   24                   13
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                               (1,451)              (5,547)              (4,301)               4,213
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                    (3,612)             (28,134)             (20,120)              (5,265)
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                               3,129               40,255               26,713               22,771
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (59)                (637)                (428)                (407)
   Net realized gain (loss) on investments                   (1,024)              (3,110)              (5,014)              (6,228)
   Net unrealized appreciation (depreciation)
      of investments                                          2,298               16,909               13,954               17,352
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                 1,215               13,162                8,512               10,717
Changes from principal transactions:
   Net premium payments                                         354                4,446                3,646                3,647
   Surrenders                                                  (614)              (3,215)              (2,663)              (3,018)
   Policy loans                                                  (5)                 (64)                 (49)                 (60)
   Transfers between Divisions (including
      fixed account), net                                     2,302                 (913)              (1,826)               4,247
   Annuity payments                                               -                    -                    -                   (1)
   Death benefits                                               (19)                 (77)                 (89)                 (62)
   Transfers from (to) required reserves                          -                    -                    -                    1
   Administrative charges                                        (6)                 (87)                 (65)                 (46)
   Loan collateral interest                                       1                   35                   26                   16
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                2,013                  125               (1,020)               4,724
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                     3,228               13,287                7,492               15,441
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $           6,357    $          53,542    $          34,205    $          38,212
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                        ALGER                                FIDELITY(R) VIP
                                                      AMERICAN          FIDELITY(R) VIP           ASSET
                                                        SMALL                ASSET             MANAGER(SM)        FIDELITY(R) VIP
                                                   CAPITALIZATION        MANAGER(SM):            GROWTH            CONTRAFUND(R)
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $          12,855    $           4,046    $          17,351    $          66,502
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (153)                  99                  212                 (330)
   Net realized gain (loss) on investments
      and capital gains distributions                        (8,557)                (307)              (1,180)              (2,291)
Net unrealized appreciation (depreciation)
   of investments                                             5,143                 (170)              (2,255)              (4,252)
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                (3,567)                (378)              (3,223)              (6,873)
Changes from principal transactions:
   Net premium payments                                       1,677                    3                2,142                6,637
   Surrenders                                                  (836)                (431)              (1,600)              (6,163)
   Policy loans                                                 (13)                 (14)                 (38)                (157)
   Transfers between Divisions (including
      fixed account), net                                      (605)                (492)               1,388               (5,089)
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                               (23)                  (6)                 (24)                (175)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                       (18)                  (3)                 (26)                 (98)
   Loan collateral interest                                      10                    -                    9                   39
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                  192                 (943)               1,851               (5,006)
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                    (3,375)              (1,321)              (1,372)             (11,879)
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                               9,480                2,725               15,979               54,623
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (160)                  60                  245                 (591)
   Net realized gain (loss) on investments                   (4,310)                (254)                (791)                (761)
   Net unrealized appreciation (depreciation)
      of investments                                          8,286                  549                3,954               16,518
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                 3,816                  355                3,408               15,166
Changes from principal transactions:
   Net premium payments                                       1,308                    -                1,530                5,660
   Surrenders                                                (1,138)                (603)              (1,343)              (6,183)
   Policy loans                                                   2                  (10)                 (44)                 (40)
   Transfers between Divisions (including
      fixed account), net                                       474                 (178)                (163)               5,222
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                               (64)                  (8)                 (37)                (209)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                       (15)                  (2)                 (25)                 (93)
   Loan collateral interest                                      10                    -                    9                   42
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                  577                 (801)                 (73)               4,399
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                     4,393                 (446)               3,335               19,565
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $          13,873    $           2,279    $          19,314    $          74,188
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                   FIDELITY(R) VIP                           FIDELITY(R) VIP
                                                       EQUITY-          FIDELITY(R) VIP          GROWTH           FIDELITY(R) VIP
                                                       INCOME               GROWTH            OPPORTUNITIES          INDEX 500
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $          43,165    $          59,933    $           2,375    $         119,788
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 100                 (573)                  (6)                (114)
   Net realized gain (loss) on investments
      and capital gains distributions                          (750)              (3,609)                (580)              (5,348)
   Net unrealized appreciation (depreciation)
      of investments                                         (8,211)             (14,967)                  41              (23,924)
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                (8,861)             (19,149)                (545)             (29,386)
Changes from principal transactions:
   Net premium payments                                       6,537                8,457                  365               15,908
   Surrenders                                                (3,778)              (4,697)                (294)              (9,045)
   Policy loans                                                (128)                (169)                  (8)                (364)
   Transfers between Divisions (including
      fixed account), net                                     3,025               (2,901)                (340)              (2,461)
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                              (170)                 (91)                  (3)                (254)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                       (64)                (103)                  (5)                (220)
   Loan collateral interest                                      29                   36                    1                   87
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                5,451                  532                 (284)               3,651
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                    (3,410)             (18,617)                (829)             (25,735)
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                              39,755               41,316                1,546               94,053
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 116                 (508)                 (14)                  36
   Net realized gain (loss) on investments                     (858)              (3,775)                (161)              (4,617)
   Net unrealized appreciation (depreciation)
      of investments                                         13,377               16,595                  677               29,604
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                12,635               12,312                  502               25,023
Changes from principal transactions:
   Net premium payments                                       5,495                5,562                  275               12,238
   Surrenders                                                (5,044)              (4,304)                (217)              (7,282)
   Policy loans                                                (114)                (133)                 (15)                (392)
   Transfers between Divisions (including
      fixed account), net                                     7,069               (2,638)                 253                 (354)
   Annuity payments                                              (1)                   -                    -                    -
   Death benefits                                              (102)                (187)                  (2)                (179)
   Transfers from (to) required reserves                          2                    -                    -                    -
   Administrative charges                                       (62)                 (92)                  (4)                (207)
   Loan collateral interest                                      33                   39                    1                   98
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                7,276               (1,753)                 291                3,922
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                    19,911               10,559                  793               28,945
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $          59,666    $          51,875    $           2,339    $         122,998
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                   FIDELITY(R) VIP      FIDELITY(R) VIP                               ING MFS
                                                     INVESTMENT              MONEY           FIDELITY(R) VIP           TOTAL
                                                     GRADE BOND             MARKET              OVERSEAS              RETURN
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $          13,815    $          28,819    $           1,383    $               -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 304                   81                   (6)                   -
   Net realized gain (loss) on investments
      and capital gains distributions                           123                  (68)                (134)                   -
   Net unrealized appreciation (depreciation)
      of investments                                          1,248                    2                 (124)                   -
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                 1,675                   15                 (264)                   -
Changes from principal transactions:
   Net premium payments                                       3,210               50,037                    -                    -
   Surrenders                                                (3,042)             (29,706)                (160)                   -
   Policy loans                                                 (58)                 (94)                  (6)                   -
   Transfers between Divisions (including
      fixed account), net                                     9,510                3,673                  (45)                   -
   Annuity payments                                               -                  (23)                   -                    -
   Death benefits                                               (41)                (258)                   -                    -
   Transfers from (to) required reserves                          -                   60                    -                    -
   Administrative charges                                       (16)                 (21)                  (2)                   -
   Loan collateral interest                                       3                   16                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                9,566               23,684                 (213)                   -
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                    11,241               23,699                 (477)                   -
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                              25,056               52,518                  906                    -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               1,032                 (205)                  (5)                   1
   Net realized gain (loss) on investments                      639                    2                  (99)                   -
   Net unrealized appreciation (depreciation)
      of investments                                           (683)                  (2)                 440                   18
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                   988                 (205)                 336                   19
Changes from principal transactions:
   Net premium payments                                       3,995               48,019                    -                    4
   Surrenders                                                (4,019)             (60,813)                 (72)                  (9)
   Policy loans                                                 (83)                  (7)                  (4)                   -
   Transfers between Divisions (including
      fixed account), net                                      (628)             (19,224)                 (51)                 382
   Annuity payments                                               -                  (23)                   -                    -
   Death benefits                                               (46)                (283)                   -                    -
   Transfers from (to) required reserves                          -                   28                    -                    -
   Administrative charges                                       (27)                 (19)                  (2)                   -
   Loan collateral interest                                       9                   17                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                 (799)             (32,305)                (129)                 377
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                       189              (32,510)                 207                  396
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $          25,245    $          20,008    $           1,113    $             396
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                                          ING AMERICAN
                                                     ING T. ROWE            CENTURY             ING BARON          ING JPMORGAN
                                                    PRICE EQUITY           SMALL CAP              SMALL               MID CAP
                                                       INCOME                VALUE             CAP GROWTH              VALUE
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $               -    $               -    $               -    $               -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                    -                    -                    -
   Net realized gain (loss) on investments
      and capital gains distributions                             -                    -                    -                    -
   Net unrealized appreciation (depreciation)
      of investments                                              -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                     -                    -                    -                    -
Changes from principal transactions:
   Net premium payments                                           -                    -                    -                    -
   Surrenders                                                     -                    -                    -                    -
   Policy loans                                                   -                    -                    -                    -
   Transfers between Divisions (including
      fixed account), net                                         -                    1                    1                    -
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                    -                    -                    -
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                         -                    -                    -                    -
   Loan collateral interest                                       -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                    -                    1                    1                    -
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                         -                    1                    1                    -
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                                   -                    1                    1                    -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                    5                   (3)                   5
   Net realized gain (loss) on investments                        1                   27                   85                    4
   Net unrealized appreciation (depreciation)
      of investments                                             48                    4                   10                   46
                                                  -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets from
      operations                                                 49                   36                   92                   55
Changes from principal transactions:
   Net premium payments                                          22                   25                   23                   77
   Surrenders                                                    (5)                  (4)                  (4)                  (5)
   Policy loans                                                   2                    -                    -                   (3)
   Transfers between Divisions (including
      fixed account), net                                       481                  182                  221                  485
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                    -                    -                    -
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                         -                    -                    -                    -
   Loan collateral interest                                       -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                  500                  203                  240                  554
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                       549                  239                  332                  609
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $             549    $             240    $             333    $             609
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                       ING MFS             ING PIMCO           ING T. ROWE            ING VAN
                                                       GLOBAL                TOTAL            PRICE GROWTH            KAMPEN
                                                       GROWTH               RETURN               EQUITY              COMSTOCK
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $               -    $               -    $               -    $               -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                    -                    -                    -
   Net realized gain (loss) on investments
      and capital gains distributions                             -                    -                    -                    -
   Net unrealized appreciation (depreciation)
      of investments                                              -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                     -                    -                    -                    -
Changes from principal transactions:
   Net premium payments                                           -                    -                    -                    -
   Surrenders                                                     -                    -                    -                    -
   Policy loans                                                   -                    -                    -                    -
   Transfers between Divisions (including
      fixed account), net                                         -                    -                    -                    1
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                    -                    -                    -
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                         -                    -                    -                    -
   Loan collateral interest                                       -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                    -                    -                    -                    1
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                         -                    -                    -                    1
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                                   -                    -                    -                    1
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (2)                  18                   (3)                   8
   Net realized gain (loss) on investments                       35                   (5)                   3                   51
   Net unrealized appreciation (depreciation)
      of investments                                             17                  (16)                  41                    -
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                    50                   (3)                  41                   59
Changes from principal transactions:
   Net premium payments                                          55                  361                   66                   89
   Surrenders                                                  (546)                (157)                  (4)                  (6)
   Policy loans                                                   -                   (8)                  (1)                   -
   Transfers between Divisions (including
      fixed account), net                                       705                  480                  431                  299
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                    -                    -                    -
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                         -                    -                    -                    -
   Loan collateral interest                                       -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                  214                  676                  492                  382
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                       264                  673                  533                  441
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $             264    $             673    $             533    $             442
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                       ING VP               ING VP               ING VP
                                                      STRATEGIC            STRATEGIC            STRATEGIC             ING VP
                                                     ALLOCATION           ALLOCATION           ALLOCATION           INDEX PLUS
                                                      BALANCED              GROWTH               INCOME              LARGECAP
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $               -    $               -    $               -    $               -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                    -                    -                    -
   Net realized gain (loss) on investments
      and capital gains distributions                             -                    -                    -                    -
   Net unrealized appreciation (depreciation)
      of investments                                              -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                     -                    -                    -                    -
Changes from principal transactions:
   Net premium payments                                           -                    -                    -                    -
   Surrenders                                                     -                    -                    -                    -
   Policy loans                                                   -                    -                    -                    -
   Transfers between Divisions (including
      fixed account), net                                         -                    -                    -                    -
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                    -                    -                    -
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                         -                    -                    -                    -
   Loan collateral interest                                       -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                    -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                         -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                                   -                    -                    -                    -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   1                    -                    6                   (1)
   Net realized gain (loss) on investments                        8                    -                   (4)                   3
   Net unrealized appreciation (depreciation)
      of investments                                             11                    1                   13                   24
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                    20                    1                   15                   26
Changes from principal transactions:
   Net premium payments                                           9                   26                   85                   83
   Surrenders                                                    (1)                   -                   (8)                  (2)
   Policy loans                                                   -                   (2)                   1                    1
   Transfers between Divisions (including
      fixed account), net                                       129                    2                  135                  191
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                    -                    -                    -
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                         -                    -                    -                    -
   Loan collateral interest                                       -                    -                    -                    -
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                  137                   26                  213                  273
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                       157                   27                  228                  299
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $             157    $              27    $             228    $             299
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                       ING VP               ING VP               ING VP               ING VP
                                                     INDEX PLUS           INDEX PLUS           DISCIPLINED            GROWTH
                                                       MIDCAP              SMALLCAP             LARGECAP           OPPORTUNITIES
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $               -    $               -    $          11,574    $           3,027
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                    -                  (30)                 (28)
   Net realized gain (loss) on investments
      and capital gains distributions                             -                    -               (2,288)                (774)
   Net unrealized appreciation (depreciation)
      of investments                                              -                    -                  622                  (26)
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                     -                    -               (1,696)                (828)
Changes from principal transactions:
   Net premium payments                                           -                    -                  320                  274
   Surrenders                                                     -                    -                 (927)                (209)
   Policy loans                                                   -                    -                    1                   (2)
   Transfers between Divisions (including
      fixed account), net                                         -                    -               (5,501)                (909)
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                    -                 (151)                 (12)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                         -                    -                   (5)                  (3)
   Loan collateral interest                                       -                    -                    1                    1
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                    -                    -               (6,262)                (860)
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                         -                    -               (7,958)              (1,688)
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                                   -                    -                3,616                1,339
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (2)                  (1)                 (21)                 (20)
   Net realized gain (loss) on investments                        5                   17                 (471)                (446)
   Net unrealized appreciation (depreciation)
      of investments                                             36                   19                1,337                  886
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
operations                                                       39                   35                  845                  420
Changes from principal transactions:
   Net premium payments                                          72                   51                  178                  204
   Surrenders                                                    (2)                  (1)                (491)                (259)
   Policy loans                                                   1                    -                   (2)                  (6)
   Transfers between Divisions (including
      fixed account), net                                       395                  186                1,046                  (67)
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                    -                  (22)                   -
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                         -                    -                   (4)                  (2)
   Loan collateral interest                                       -                    -                    1                    1
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                  466                  236                  706                 (129)
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                       505                  271                1,551                  291
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $             505    $             271    $           5,167    $           1,630
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                       ING VP               ING VP               ING VP
                                                      GROWTH +            HIGH YIELD           INTERNATION           ING VP
                                                       VALUE                 BOND                 VALUE              MAGNACAP
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $          54,667    $           5,104    $          15,372    $             780
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (567)                 251                  (71)                  (1)
   Net realized gain (loss) on investments
      and capital gains distributions                       (10,824)                (274)              (1,057)                 (31)
   Net unrealized appreciation (depreciation)
      of investments                                         (7,971)                (101)                (227)                (217)
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                               (19,362)                (124)              (1,355)                (249)
Changes from principal transactions:
   Net premium payments                                       5,985                  454                1,517                  244
   Surrenders                                                (3,661)                (558)              (1,404)                 (79)
   Policy loans                                                 (70)                  (5)                 (44)                  (6)
   Transfers between Divisions (including
      fixed account), net                                    (8,543)                (437)              (3,322)                 825
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                              (155)                  (8)                 (62)                  (4)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                       (79)                  (5)                 (12)                  (1)
   Loan collateral interest                                      26                    1                    3                    1
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                               (6,497)                (558)              (3,324)                 980
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                   (25,859)                (682)              (4,679)                 731
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                              28,808                4,422               10,693                1,511
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (433)                 511                    -                   (4)
   Net realized gain (loss) on investments                   (8,048)                 312                1,734                 (227)
   Net unrealized appreciation (depreciation)
      of investments                                         17,988                  562                2,611                  456
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                 9,507                1,385                4,345                  225
Changes from principal transactions:
   Net premium payments                                       3,505                1,076                1,344                  167
   Surrenders                                                (3,022)                (963)              (1,803)                 (74)
   Policy loans                                                 (50)                 (37)                   7                   (8)
   Transfers between Divisions (including
      fixed account), net                                    (3,407)               7,333                3,208                 (690)
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                               (81)                  (5)                 (43)                   -
   Transfers from (to) required reserves                         (3)                   -                    -                    -
   Administrative charges                                       (64)                  (3)                 (13)                  (1)
   Loan collateral interest                                      26                    2                    4                    -
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                               (3,096)               7,403                2,704                 (606)
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                     6,411                8,788                7,049                 (381)
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $          35,219    $          13,210    $          17,742    $           1,130
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                       JANUS
                                                       ING VP               ING VP                JANUS                ASPEN
                                                       MIDCAP              SMALLCAP               ASPEN            INTERNATIONAL
                                                    OPPORTUNITIES        OPPORTUNITIES           GROWTH               GROWTH
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $           1,330    $          39,833    $          44,303    $          19,344
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (16)                (403)                (496)                (105)
   Net realized gain (loss) on investments
      and capital gains distributions                          (148)              (4,805)              (6,403)              (2,835)
   Net unrealized appreciation (depreciation)
      of investments                                           (204)             (12,400)              (4,757)                (817)
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                  (368)             (17,608)             (11,656)              (3,757)
Changes from principal transactions:
   Net premium payments                                         279                5,333                5,644                3,217
   Surrenders                                                  (144)              (2,603)              (3,373)              (1,048)
   Policy loans                                                  (6)                 (27)                (125)                 (64)
   Transfers between Divisions (including
      fixed account), net                                       (65)              (3,605)              (7,903)              (3,710)
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                 (111)                (243)                 (33)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                        (2)                 (47)                 (72)                 (28)
   Loan collateral interest                                       -                   13                   21                    9
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                   62               (1,047)              (6,051)              (1,657)
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                      (306)             (18,655)             (17,707)              (5,414)
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                               1,024               21,178               26,596               13,930
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (18)                (297)                (370)                 122
   Net realized gain (loss) on investments                     (139)             (25,176)              (3,689)               5,309
   Net unrealized appreciation (depreciation)
      of investments                                            541               31,970               11,594                3,204
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                   384                6,497                7,535                8,635
Changes from principal transactions:
   Net premium payments                                         207                2,942                3,558                1,886
   Surrenders                                                  (143)              (2,379)              (2,606)              (1,885)
   Policy loans                                                   -                  (27)                 (56)                 (11)
   Transfers between Divisions (including
      fixed account), net                                       198               (4,693)              (3,682)              (4,503)
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                  (33)                 (55)                 (12)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                        (2)                 (40)                 (62)                 (25)
   Loan collateral interest                                       1                   12                   24                   10
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                  261               (4,218)              (2,879)              (4,540)
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                       645                2,279                4,656                4,095
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $           1,669    $          23,457    $          31,252    $          18,025
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                        JANUS                JANUS             NEUBERGER
                                                        ASPEN                ASPEN             BERMAN AMT            NEUBERGER
                                                       MID CAP             WORLDWIDE             LIMITED            BERMAN AMT
                                                       GROWTH               GROWTH            MATURITY BOND          PARTNERS
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $          35,974    $          82,310    $          11,025    $          13,771
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (399)                (370)                 363                 (106)
   Net realized gain (loss) on investments
      and capital gains distributions                        (8,806)             (24,891)                  93                 (683)
   Net unrealized appreciation (depreciation)
      of investments                                         (1,218)               4,711                   82               (2,707)
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                               (10,423)             (20,550)                 538               (3,496)
Changes from principal transactions:
   Net premium payments                                       6,546                9,030                1,910                1,560
   Surrenders                                                (2,205)              (5,160)              (1,704)              (1,152)
   Policy loans                                                (101)                (174)                 (19)                 (25)
   Transfers between Divisions (including
      fixed account), net                                    (5,619)             (13,981)               3,869                 (485)
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                               (53)                (278)                 (26)                 (23)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                       (91)                (123)                 (14)                 (22)
   Loan collateral interest                                      22                   42                    3                    9
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                               (1,501)             (10,644)               4,019                 (138)
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                   (11,924)             (31,194)               4,557               (3,634)
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                              24,050               51,116               15,582               10,137
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (380)                (138)                 441                 (165)
   Net realized gain (loss) on investments                   (6,705)               3,754                  200                 (521)
   Net unrealized appreciation (depreciation)
      of investments                                         14,961                7,984                 (479)               4,052
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                 7,876               11,600                  162                3,366
Changes from principal transactions:
   Net premium payments                                       4,352                5,827                1,553                1,151
   Surrenders                                                (2,716)              (4,180)              (1,871)              (1,208)
   Policy loans                                                (147)                 (93)                 (36)                 (34)
   Transfers between Divisions (including
      fixed account), net                                    (2,180)              (7,923)              (1,698)               1,205
   Annuity payments                                               -                   (1)                   -                    -
   Death benefits                                               (65)                (184)                 (47)                  (2)
   Transfers from (to) required reserves                          -                    1                    -                    -
   Administrative charges                                       (79)                 (99)                 (13)                 (19)
   Loan collateral interest                                      23                   44                    5                    9
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                 (812)              (6,608)              (2,107)               1,102
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                     7,064                4,992               (1,945)               4,468
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $          31,114    $          56,108    $          13,637    $          14,605
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                     NEUBERGER
                                                     BERMAN AMT              OPCAP
                                                      SOCIALLY               OPCAP               GLOBAL                OPCAP
                                                     RESPONSIVE             EQUITY               EQUITY               MANAGED
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT JANUARY 1, 2002                     $             893    $           5,331    $           1,698    $          15,718
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (14)                 (25)                 (21)                  46
   Net realized gain (loss) on investments
      and capital gains distributions                           (16)              (1,103)                (439)                (726)
   Net unrealized appreciation (depreciation)
      of investments                                           (150)                (117)                  86               (2,753)
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                  (180)              (1,245)                (374)              (3,433)
Changes from principal transactions:
   Net premium payments                                         339                  985                  427                2,177
   Surrenders                                                   (75)                (431)                (196)              (1,516)
   Policy loans                                                  (9)                  (7)                   -                  (42)
   Transfers between Divisions (including
      fixed account), net                                       268                 (810)                 235                3,041
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                (2)                  (4)                  (2)                 (11)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                        (3)                  (9)                  (4)                 (26)
   Loan collateral interest                                       -                    3                    1                    8
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
   from principal transactions                                  518                 (273)                 461                3,631
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                       338               (1,518)                  87                  198
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2002                               1,231                3,813                1,785               15,916
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (23)                 (11)                 (40)                  57
   Net realized gain (loss) on investments                      (11)                   1                  906                 (606)
   Net unrealized appreciation (depreciation)
      of investments                                            488                1,070                  434                3,851
                                                  -----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                   454                1,060                1,300                3,302
Changes from principal transactions:
   Net premium payments                                         317                  632                  378                1,670
   Surrenders                                                   (97)                (336)                (735)              (1,450)
   Policy loans                                                  (6)                  (1)                 (13)                 (81)
   Transfers between Divisions (including
      fixed account), net                                       325                  958                1,003                4,665
   Annuity payments                                               -                    -                    -                    -
   Death benefits                                                 -                   (1)                   -                   (6)
   Transfers from (to) required reserves                          -                    -                    -                    -
   Administrative charges                                        (3)                  (8)                  (3)                 (26)
   Loan collateral interest                                       1                    4                    1                    9
                                                  -----------------    -----------------    -----------------    -----------------
Increase (decrease) in net assets derived
     from principal transactions                                537                1,248                  631                4,781
                                                  -----------------    -----------------    -----------------    -----------------
Total increase (decrease)                                       991                2,308                1,931                8,083
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS AT DECEMBER 31, 2003                   $           2,222    $           6,121    $           3,716    $          23,999
                                                  =================    =================    =================    =================

   The accompanying notes are an integral part of these financial statements.

                        RELIASTAR LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT N
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (Dollars in thousands)

                                                                                                                       OPCAP
                                                                                                                     SMALL CAP
                                                                                                                 -----------------
NET ASSETS AT JANUARY 1, 2002                                                                                    $          12,457
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                                                               (197)
   Net realized gain (loss) on investments and
   capital gains distributions                                                                                                (340)
   Net unrealized appreciation (depreciation) of investments                                                                (3,505)
                                                                                                                 -----------------
Net increase (decrease) in net assets from operations                                                                       (4,042)
Changes from principal transactions:
   Net premium payments                                                                                                      2,957
   Surrenders                                                                                                               (1,548)
   Policy loans                                                                                                                (61)
   Transfers between Divisions (including fixed account), net                                                                4,117
   Annuity payments                                                                                                              -
   Death benefits                                                                                                              (29)
   Transfers from (to) required reserves                                                                                         -
   Administrative charges                                                                                                      (24)
   Loan collateral interest                                                                                                      5
                                                                                                                 -----------------
Increase (decrease) in net assets derived from principal transactions                                                        5,417
                                                                                                                 -----------------
Total increase (decrease)                                                                                                    1,375
                                                                                                                 -----------------
NET ASSETS AT DECEMBER 31, 2002                                                                                             13,832
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                                                               (251)
   Net realized gain (loss) on investments                                                                                     350
   Net unrealized appreciation (depreciation) of investments                                                                 6,268
                                                                                                                 -----------------
Net increase (decrease) in net assets from operations                                                                        6,367
Changes from principal transactions:
   Net premium payments                                                                                                      2,303
   Surrenders                                                                                                               (1,576)
   Policy loans                                                                                                                (78)
   Transfers between Divisions (including fixed account), net                                                                4,644
   Annuity payments                                                                                                              -
   Death benefits                                                                                                              (23)
   Transfers from (to) required reserves                                                                                         -
   Administrative charges                                                                                                      (27)
   Loan collateral interest                                                                                                      8
                                                                                                                 -----------------
Increase (decrease) in net assets derived from principal
   transactions                                                                                                              5,251
                                                                                                                 -----------------
Total increase (decrease)                                                                                                   11,618
                                                                                                                 -----------------
NET ASSETS AT DECEMBER 31, 2003                                                                                  $          25,450
                                                                                                                 =================

   The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         ReliaStar Life Insurance Company Separate Account N (the "Account"), formerly Northern Life Separate Account One, was established by Northern Life Insurance Company ("Northern Life") to support the operations of variable annuity contracts ("Contracts"). In 2002, Northern Life merged with ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company"). The Company is an indirect wholly owned subsidiary ING America Insurance Holding Inc. ("ING AIH"). ING AIH is a subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

         The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

         At December 31, 2003, the Account had forty-nine investment divisions (the "Divisions"), twenty-six of which invest in independently managed mutual funds and twenty-three of which invest in mutual funds advised by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated mutual fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

         AIM Variable Insurance Funds:
            AIM VI Dent Demographic Trends Fund - Series I Shares
         The Alger American Fund:
            Alger American Growth Portfolio
            Alger American Leveraged AllCap Portfolio
            Alger American MidCap Growth Portfolio
            Alger American Small Capitalization Portfolio
         Fidelity(R) Variable Insurance Products Fund:
            Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class Fidelity(R) VIP Asset Manager(SM): Growth Portfolio - Initial Class Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
            Fidelity(R) VIP Equity-Income Portfolio - Initial Class
            Fidelity(R) VIP Growth Portfolio - Initial Class
            Fidelity(R) VIP Growth Opportunities Portfolio - Initial Class Fidelity(R) VIP Index 500 Portfolio - Initial Class
            Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Money Market Portfolio - Initial Class
            Fidelity(R) VIP Overseas Portfolio - Initial Class
         ING Investors Trust:
            ING MFS Total Return Portfolio - Service Class**
            ING T. Rowe Price Equity Income Portfolio - Service Class**
         ING Partners, Inc.:
            ING American Century Small Cap Value Portfolio - Initial Class*
            ING Baron Small Cap Growth Portfolio - Initial Class*
            ING JPMorgan Mid Cap Value Portfolio - Initial Class
            ING MFS Global Growth Portfolio - Initial Class**
            ING PIMCO Total Return Portfolio - Initial Class**
            ING T. Rowe Price Growth Equity Portfolio - Initial Class**
            ING Van Kampen Comstock Portfolio - Initial Class*
         ING Strategic Allocations Portfolios, Inc.:
            ING VP Strategic Allocation Balanced Portfolio - Class R**
            ING VP Strategic Allocation Growth Portfolio - Class R**
            ING VP Strategic Allocation Income Portfolio - Class R**
         ING Variable Portfolios, Inc.:
            ING VP Index Plus LargeCap Portfolio - Class R**
            ING VP Index Plus MidCap Portfolio - Class R**
            ING VP Index Plus SmallCap Portfolio - Class R**
         ING Variable Products Trust:
            ING VP Disciplined LargeCap Portfolio
            ING VP Growth Opportunities Portfolio - Class R
            ING VP Growth + Value Portfolio
            ING VP High Yield Bond Portfolio
            ING VP International Value Portfolio - Class R
            ING VP MagnaCap Portfolio - Class R
            ING VP MidCap Opportunities Portfolio - Class R
            ING VP SmallCap Opportunities Portfolio - Class R

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

         Janus Aspen Series:
            Janus Aspen Growth Portfolio - Institutional Shares
            Janus Aspen International Growth Portfolio - Institutional Shares Janus Aspen Mid Cap Growth Portfolio - Institutional Shares
            Janus Aspen Worldwide Growth Portfolio - Institutional Shares Neuberger Berman Advisers Management Trust:
            Neuberger Berman AMT Limited Maturity Bond Portfolio
            Neuberger Berman AMT Partners Portfolio
            Neuberger Berman AMT Socially Responsive Portfolio
         PIMCO Accumulation Trust:
            OpCap Equity Portfolio
            OpCap Global Equity Portfolio
            OpCap Managed Portfolio
            OpCap Small Cap Portfolio

         *    Division added in 2002
         **   Division added in 2003

         The names of certain Divisions and Trusts were changed during 2003. The following is a summary of current and former names for those Divisions and Trusts:

                CURRENT NAME                                            FORMER NAME
--------------------------------------------------     --------------------------------------------------
Fidelity Variable Insurance Products Fund:             Fidelity Variable Insurance Products Fund II:
   Fidelity(R) VIP Asset Manager(SM)                      Fidelity(R) VIP II Asset Manager(SM)
   Fidelity(R) VIP Asset Manager(SM): Growth              Fidelity(R) VIP II Asset Manager(SM): Growth
   Fidelity(R) VIP Contrafund(R)                          Fidelity(R) VIP II Contrafund(R)
   Fidelity(R) VIP Index 500                              Fidelity(R) VIP II Index 500
   Fidelity(R) VIP Investment Grade Bond                  Fidelity(R) VIP II Investment Grade Bond
Fidelity Variable Insurance Products Fund:             Fidelity Variable Insurance Products Fund III:
   Fidelity(R) VIP Growth Opportunities                   Fidelity(R) VIP III Growth Opportunities
ING Variable Products Trust:                           ING Variable Products Trust:
   ING VP Disciplined LargeCap                            ING VP Research Enhanced Index
Janus Aspen Series:                                    Janus Aspen Series:
   Janus Aspen Mid Cap Growth                             Janus Aspen Aggressive Growth
PIMCO Accumulation Trust:                              OCC Accumulation Trust:
   OpCap Equity                                           OCC Accumulation Equity
   OpCap Global Equity                                    OCC Accumulation Global Equity
   OpCap Managed                                          OCC Accumulation Managed
   OpCap Small Cap                                        OCC Accumulation Small Cap

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

2.       SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of the significant accounting policies of the Account:

         Use of Estimates

         The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

         Investments

         Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

         Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

         Variable Annuity Reserves

         Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by ReliaStar Life and may result in additional amounts being transferred into the Account by ReliaStar Life to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

         Transfers

         Transfers to (from) required reserves on the Statement of Changes in Net Assets relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, Contractowner transfers between ReliaStar Life and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Due to ReliaStar Life Insurance Company on the Statement of Assets and Liabilities.

3.       CHARGES AND FEES

         Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

         Mortality and Expense Risk Charges

         ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

         Administrative Charges

         A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative charges.

         Contract Maintenance Charges

         An annual Contract charge of $30 is deducted from each Contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date.

         Sales and Surrender Charges

         No deduction is made for a sales charge from the purchase payments made for the Contracts. However, on certain surrenders, ReliaStar Life will deduct from the Contract value a surrender charge of up to 8%, as set forth in the Contract.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

         Premium Taxes

         Various states and other governmental units levy a premium tax on variable annuity considerations. If the Contractowner lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the premiums payments.

4.       RELATED PARTY TRANSACTIONS

         During the year ended December 31, 2003, management fees were paid indirectly to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust. In addition, management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

5.       PURCHASES AND SALES OF INVESTMENT SECURITIES

         The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                    YEAR ENDED DECEMBER 31
                                                             2003                            2002
                                                  ----------------------------    ----------------------------
                                                    PURCHASES         SALES        PURCHASES         SALES
                                                  ------------    ------------    ------------    ------------
                                                                     (Dollars In Thousands)
AIM Variable Insurance Funds:
   AIM VI Dent Demographic Trends                 $      2,977    $      1,023    $        838    $      2,359
The Alger American Fund:
   Alger American Growth                                 2,851           3,363           3,871          10,149
   Alger American Leveraged AllCap                       3,775           5,223           2,296           7,106
   Alger American MidCap Growth                         16,422          12,106           9,981           6,130
   Alger American Small Capitalization                  39,952          39,535           6,000           5,962
Fidelity(R) Variable Insurance Products Fund:
   Fidelity(R) VIP Asset Manager(SM)                        95             836             174           1,019
   Fidelity(R) VIP Asset Manager(SM): Growth             1,969           1,797           4,423           2,361
   Fidelity(R) VIP Contrafund(R)                         7,047           3,239           4,448           9,792
   Fidelity(R) VIP Equity-Income                        10,581           3,191          12,381           5,892
   Fidelity(R) VIP Growth                                2,969           5,230           5,513           5,561
   Fidelity(R) VIP Growth Opportunities                    573             296           1,003           1,294
   Fidelity(R) VIP Index 500                            17,475          13,517          25,016          21,493
   Fidelity(R) VIP Investment Grade Bond                 9,936           9,703          12,835           2,967
   Fidelity(R) VIP Money Market                        897,945         930,485         426,616         402,914
   Fidelity(R) VIP Overseas                                 11             145              13             233
ING Investors Trust:
   ING MFS Total Return                                    388              10               -               -
   ING T. Rowe Price Equity Income                         546              46               -               -
ING Partners, Inc.:
   ING American Century Small Cap Value                    413             205               1               -
   ING Baron Small Cap Growth                            5,400           5,163               1               -
   ING JPMorgan Mid Cap Value                              586              27               -               -
   ING MFS Global Growth                                10,280          10,068               -               -
   ING PIMCO Total Return                                2,926           2,232               -               -
   ING T. Rowe Price Growth Equity                       1,826           1,337               -               -
   ING Van Kampen Comstock                               1,577           1,187               1               -
ING Strategic Allocations Portfolios, Inc.:
   ING VP Strategic Allocation Balanced                    765             627               -               -
   ING VP Strategic Allocation Growth                       28               2               -               -
   ING VP Strategic Allocation Income                    1,573           1,354               -               -
ING Variable Portfolios, Inc.:
   ING VP Index Plus LargeCap                              294              22               -               -
   ING VP Index Plus MidCap                                496              32               -               -
   ING VP Index Plus SmallCap                            2,645           2,410               -               -

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                                                    YEAR ENDED DECEMBER 31
                                                             2003                            2002
                                                  ----------------------------    ----------------------------
                                                    PURCHASES         SALES        PURCHASES         SALES
                                                  ------------    ------------    ------------    ------------
                                                                     (Dollars In Thousands)
ING Variable Products Trust:
   ING VP Disciplined LargeCap                    $      1,646    $        961    $        510    $      6,803
   ING VP Growth Opportunities                             420             569             438           1,326
   ING VP Growth + Value                                 1,471           4,997           1,936           9,007
   ING VP High Yield Bond                               47,039          39,125           2,105           2,291
   ING VP International Value                           85,112          82,408         101,717         105,114
   ING VP MagnaCap                                         300             910           1,173             195
   ING VP MidCap Opportunities                             530             287             386             340
   ING VP SmallCap Opportunities                        16,173          20,688           4,147           5,601
Janus Aspen Series:
   Janus Aspen Growth                                    1,390           4,639           1,553           8,106
   Janus Aspen International Growth                    419,079         423,497         161,699         163,463
   Janus Aspen Mid Cap Growth                            2,504           3,696           3,038           4,943
   Janus Aspen Worldwide Growth                        195,632         202,379         112,484         123,508
Neuberger Berman Advisers Management Trust:
   Neuberger Berman AMT Limited Maturity
     Bond                                                3,317           4,983           9,164           4,783
   Neuberger Berman AMT Partners                         2,395           1,458           2,317           2,562
   Neuberger Berman AMT Socially Responsive                723             209             660             156
PIMCO Accumulation Trust:
   OpCap Equity                                          9,093           7,856           4,278           4,541
   OpCap Global Equity                                 110,718         110,127          17,797          17,358
   OpCap Managed                                         8,106           3,268           7,802           4,126
   OpCap Small Cap                                      40,861          35,861          31,688          24,600

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

6.       CHANGES IN UNITS

         The net changes in units outstanding follow:

                                                        YEAR ENDED DECEMBER 31
                                                       2003                2002
                                                  --------------     --------------
                                                     NET UNITS           NET UNITS
                                                      ISSUED              ISSUED
                                                    (REDEEMED)          (REDEEMED)
                                                  --------------     --------------
AIM Variable Insurance Funds:
   AIM VI Dent Demographic Trends                        444,527          (392,398)
The Alger American Fund:
   Alger American Growth                                  (5,834)         (383,644)
   Alger American Leveraged AllCap                       (66,069)         (259,580)
   Alger American MidCap Growth                          241,936           230,710
   Alger American Small Capitalization                    61,489            20,631
Fidelity(R) Variable Insurance Products Fund:
   Fidelity(R) VIP Asset Manager(SM)                     (54,380)          (65,046)
   Fidelity(R) VIP Asset Manager(SM): Growth              (7,710)          116,423
   Fidelity(R) VIP Contrafund(R)                         233,454          (286,419)
   Fidelity(R) VIP Equity-Income                         461,665           304,570
   Fidelity(R) VIP Growth                               (138,429)              692
   Fidelity(R) VIP Growth Opportunities                   52,542           (53,298)
   Fidelity(R) VIP Index 500                             205,979           148,673
   Fidelity(R) VIP Investment Grade Bond                 (58,049)          801,962
   Fidelity(R) VIP Money Market                       (2,555,975)        1,863,620
   Fidelity(R) VIP Overseas                              (12,378)          (18,726)
ING Investors Trust:
   ING MFS Total Return                                   35,106                 -
   ING T. Rowe Price Equity Income                        45,174                 -
ING Partners, Inc.:
   ING American Century Small Cap Value                   17,799               129
   ING Baron Small Cap Growth                             25,059               128
   ING JPMorgan Mid Cap Value                             47,245                 -
   ING MFS Global Growth                                  20,002                 -
   ING PIMCO Total Return                                 64,909                 -
   ING T. Rowe Price Growth Equity                        41,737                 -
   ING Van Kampen Comstock                                34,539               128
ING Strategic Allocations Portfolios, Inc.:
   ING VP Strategic Allocation Balanced                   13,323                 -
   ING VP Strategic Allocation Growth                      2,250                 -
   ING VP Strategic Allocation Income                     20,296                 -
ING Variable Portfolios, Inc.:
   ING VP Index Plus LargeCap                             24,260                 -
   ING VP Index Plus MidCap                               38,815                 -
   ING VP Index Plus SmallCap                             20,350                 -

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                                        YEAR ENDED DECEMBER 31
                                                       2003                2002
                                                  --------------     --------------
                                                     NET UNITS           NET UNITS
                                                      ISSUED              ISSUED
                                                    (REDEEMED)          (REDEEMED)
                                                  --------------     --------------
ING Variable Products Trust:
   ING VP Disciplined LargeCap                            78,074          (723,294)
   ING VP Growth Opportunities                           (26,792)         (194,418)
   ING VP Growth + Value                                (245,058)         (423,705)
   ING VP High Yield Bond                                860,670           (67,876)
   ING VP International Value                            247,871          (167,854)
   ING VP MagnaCap                                       (93,951)          135,402
   ING VP MidCap Opportunities                            49,340            11,920
   ING VP SmallCap Opportunities                        (283,181)          (69,608)
Janus Aspen Series:
   Janus Aspen Growth                                   (291,638)         (631,977)
   Janus Aspen International Growth                      (40,906)          (29,298)
   Janus Aspen Mid Cap Growth                            (75,937)         (165,894)
   Janus Aspen Worldwide Growth                         (556,282)         (991,241)
Neuberger Berman Advisers Management Trust:
   Neuberger Berman AMT Limited Maturity Bond           (169,406)          335,516
   Neuberger Berman AMT Partners                         103,980           (20,367)
   Neuberger Berman AMT Socially Responsive               50,507            54,378
PIMCO Accumulation Trust:
   OpCap Equity                                          111,037           (34,904)
   OpCap Global Equity                                   114,536            42,708
   OpCap Managed                                         444,138           330,620
   OpCap Small Cap                                       409,543           404,838

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

7.       FINANCIAL HIGHLIGHTS

         A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                              UNITS                                NET ASSETS
            DIVISION                         (000'S)        UNIT FAIR VALUE         (000'S)
------------------------------------    ----------------    ----------------    ----------------
AIM VI Dent Demographic Trends
  2003                                             1,338               $4.75             $6,357
  2002                                               894               $3.50              3,129
  2001                                             1,286               $5.24              6,741
  2000                                             1,086               $7.81              8,476
Alger American Growth
  2003                                             3,115              $17.19             53,542
  2002                                             3,121              $12.90             40,255
  2001                                             3,504              $19.52             68,389
  2000                                             3,336              $22.45             74,867
Alger American Leveraged AllCap
  2003                                             1,759              $19.45             34,205
  2002                                             1,825              $14.64             26,713
  2001                                             2,084              $22.47             46,833
  2000                                             2,022              $27.11             54,808
Alger American MidCap Growth
  2003                                             1,839              $20.78             38,212
  2002                                             1,597              $14.26             22,771
  2001                                             1,366              $20.52             28,036
  2000                                             1,118              $22.27             24,885

                                           INVESTMENT
                                             INCOME
            DIVISION                         RATIO(A)       EXPENSE RATIO(B)    TOTAL RETURN(C)
------------------------------------    ----------------    ----------------    ----------------
AIM VI Dent Demographic Trends
  2003                                                 -%               1.40%              35.71%
  2002                                                 -                1.40%             -33.21%
  2001                                                 -                1.40%             -32.87%
  2000                                                 *                   *                   *
Alger American Growth
  2003                                                 -                1.40%              33.26%
  2002                                              0.04                1.40%             -33.91%
  2001                                            (23.00)               1.40%             -13.05%
  2000                                                 *                   *                   *
Alger American Leveraged AllCap
  2003                                                 -                1.40%              32.86%
  2002                                              0.01                1.40%             -34.85%
  2001                                                 -                1.40%             -17.11%
  2000                                                 *                   *                   *
Alger American MidCap Growth
  2003                                                 -                1.40%              45.72%
  2002                                                 -                1.40%             -30.51%
  2001                                                 -                1.40%              -7.83%
  2000                                                 *                   *                   *

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                                  UNITS                                 NET ASSETS
            DIVISION                             (000'S)         UNIT FAIR VALUE         (000'S)
------------------------------------         ----------------    ----------------    ----------------
Alger American Small Capitalization
  2003                                                 1,524               $9.10              $13,873
  2002                                                 1,463               $6.48                9,480
  2001                                                 1,442               $8.91               12,855
  2000                                                 1,195              $12.82               15,320
Fidelity(R) VIP Asset Manager(SM)
  2003                                                   139              $16.39                2,279
  2002                                                   193              $14.09                2,725
  2001                                                   258              $15.66                4,046
  2000                                                   322              $16.56                5,338
Fidelity(R) VIP Asset Manager(SM): Growth
  2003                                                 1,210              $15.96               19,314
  2002                                                 1,218              $13.12               15,979
  2001                                                 1,101              $15.75               17,351
  2000                                                 1,090              $17.25               18,808
Fidelity(R) VIP Contrafund(R)
  2003                                                 3,473              $21.36               74,188
  2002                                                 3,240              $16.86               54,623
  2001                                                 3,526              $18.86               66,502
  2000                                                 3,587              $21.80               78,175
Fidelity(R) VIP Equity-Income
  2003                                                 3,213              $18.57               59,666
  2002                                                 2,751              $14.45               39,755
  2001                                                 2,447              $17.64               43,165
  2000                                                 2,063              $18.83               38,836

                                                INVESTMENT
                                                  INCOME
            DIVISION                             RATIO(A)        EXPENSE RATIO(B)    TOTAL RETURN(C)
------------------------------------         ----------------    ----------------    ----------------
Alger American Small Capitalization
  2003                                                      -%               1.40%              40.43%
  2002                                                      -                1.40%             -27.27%
  2001                                                  (0.05)               1.40%             -30.50%
  2000                                                      *                   *                   *
Fidelity(R) VIP Asset Manager(SM)
  2003                                                   3.72                1.40%              16.32%
  2002                                                   4.30                1.40%             -10.03%
  2001                                                  (4.54)               1.40%              -5.45%
  2000                                                      *                   *                   *
Fidelity(R) VIP Asset Manager(SM): Growth
  2003                                                   2.75                1.40%              21.65%
  2002                                                   2.59                1.40%             -16.70%
  2001                                                  (2.90)               1.40%              -8.69%
  2000                                                      *                   *                   *
Fidelity(R) VIP Contrafund(R)
  2003                                                   0.42                1.40%              26.69%
  2002                                                   0.84                1.40%             -10.60%
  2001                                                  (0.81)               1.40%             -13.47%
  2000                                                      *                   *                   *
Fidelity(R) VIP Equity-Income
  2003                                                   1.56                1.40%              28.51%
  2002                                                   1.60                1.40%             -18.08%
  2001                                                  (1.58)               1.40%              -6.29%
  2000                                                      *                   *                   *

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                               UNITS                                NET ASSETS
            DIVISION                          (000'S)        UNIT FAIR VALUE         (000'S)
------------------------------------     ----------------    ----------------    ----------------
Fidelity(R) VIP Growth
  2003                                              3,196              $16.23             $51,875
  2002                                              3,335              $12.39              41,316
  2001                                              3,334              $17.98              59,933
  2000                                              2,962              $22.14              65,584
Fidelity(R) VIP Growth Opportunities
  2003                                                342               $6.84               2,339
  2002                                                289               $5.34               1,546
  2001                                                343               $6.93               2,375
  2000                                                346               $8.21               2,844
Fidelity(R) VIP Index 500
  2003                                              6,480              $18.98             122,998
  2002                                              6,274              $14.99              94,053
  2001                                              6,126              $19.55             119,788
  2000                                              5,629              $22.56             127,016
Fidelity(R) VIP Investment Grade Bond
  2003                                              1,946              $12.97              25,245
  2002                                              2,005              $12.50              25,056
  2001                                              1,203              $11.49              13,815
  2000                                                490              $10.74               5,262
Fidelity(R) VIP Money Market
  2003                                              1,566              $12.64              20,008
  2002                                              4,122              $12.69              52,518
  2001                                              2,258              $12.66              28,819
  2000                                              1,270              $12.32              15,592

                                                INVESTMENT
                                                  INCOME
            DIVISION                             RATIO(A)        EXPENSE RATIO(B)    TOTAL RETURN(C)
------------------------------------         ----------------    ----------------    ----------------
Fidelity(R) VIP Growth
  2003                                                   0.26%               1.40%              30.99%
  2002                                                   0.24                1.40%             -31.09%
  2001                                                  (0.08)               1.40%             -18.80%
  2000                                                      *                    *                  *
Fidelity(R) VIP Growth Opportunities
  2003                                                   0.67                1.40%              28.09%
  2002                                                   1.04                1.40%             -22.94%
  2001                                                  (0.38)               1.40%             -15.62%
  2000                                                      *                    *                  *
Fidelity(R) VIP Index 500
  2003                                                   1.38                1.40%              26.62%
  2002                                                   1.26                1.40%             -23.32%
  2001                                                  (1.13)               1.40%             -13.33%
  2000                                                      *                    *                  *
Fidelity(R) VIP Investment Grade Bond
  2003                                                   5.64                1.40%               3.76%
  2002                                                   3.06                1.40%               8.79%
  2001                                                  (3.42)               1.40%               6.95%
  2000                                                      *                    *                  *
Fidelity(R) VIP Money Market
  2003                                                   1.20                1.40%              -0.39%
  2002                                                   1.65                1.40%               0.24%
  2001                                                  (3.91)               1.40%               2.74%
  2000                                                      *                   *                   *

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                               UNITS                                NET ASSETS
            DIVISION                          (000'S)        UNIT FAIR VALUE         (000'S)
------------------------------------     ----------------    ----------------    ----------------
Fidelity(R) VIP Overseas
  2003                                                 82              $13.65              $1,113
  2002                                                 94               $9.65                 906
  2001                                                113              $12.28               1,383
  2000                                                125              $14.80               1,981
ING MFS Total Return
  2003                                                 35              $11.28                 396
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING T. Rowe Price Equity Income
  2003                                                 45              $12.16                 549
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING American Century Small Cap Value
  2003                                                 18              $13.38                 240
  2002                                                  -               $9.99                   1
  2001                                                 **                  **                  **
  2000                                                 **                  **                  **
ING Baron Small Cap Growth
  2003                                                 25              $13.22                 333
  2002                                                  -              $10.02                   1
  2001                                                 **                  **                  **
  2000                                                 **                  **                  **

                                                INVESTMENT
                                                  INCOME
            DIVISION                             RATIO(A)        EXPENSE RATIO(B)    TOTAL RETURN(C)
------------------------------------         ----------------    ----------------    ----------------
Fidelity(R) VIP Overseas
  2003                                                   0.79%               1.40%              41.45%
  2002                                                   0.80                1.40%             -21.42%
  2001                                                  (5.60)               1.40%             -17.02%
  2000                                                      *                   *                   *
ING MFS Total Return
  2003                                                    ***                1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING T. Rowe Price Equity Income
  2003                                                    ***                1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING American Century Small Cap Value
  2003                                                   4.98                1.40%              33.93%
  2002                                                     **                1.40%                 **
  2001                                                     **                  **                  **
  2000                                                     **                  **                  **
ING Baron Small Cap Growth
  2003                                                      -                1.40%              31.94%
  2002                                                     **                1.40%                 **
  2001                                                     **                  **                  **
  2000                                                     **                  **                  **

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                               UNITS                                NET ASSETS
            DIVISION                          (000'S)        UNIT FAIR VALUE         (000'S)
------------------------------------     ----------------    ----------------    ----------------
ING JPMorgan Mid Cap Value
  2003                                                 47              $12.88                $609
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING MFS Global Growth
  2003                                                 20              $13.18                 264
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING PIMCO Total Return
  2003                                                 65              $10.37                 673
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING T. Rowe Price Growth Equity
  2003                                                 42              $12.77                 533
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING Van Kampen Comstock
  2003                                                 35              $12.76                 442
  2002                                                  -               $9.96                   1
  2001                                                 **                  **                  **
  2000                                                 **                  **                  **

                                                INVESTMENT
                                                  INCOME
            DIVISION                             RATIO(A)        EXPENSE RATIO(B)    TOTAL RETURN(C)
------------------------------------         ----------------    ----------------    ----------------
ING JPMorgan Mid Cap Value
  2003                                                    ***%               1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING MFS Global Growth
  2003                                                    ***                1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING PIMCO Total Return
  2003                                                    ***                1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING T. Rowe Price Growth Equity
  2003                                                    ***                1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING Van Kampen Comstock
  2003                                                   4.51                1.40%              28.11%
  2002                                                     **                1.40%                 **
  2001                                                     **                  **                  **
  2000                                                     **                  **                  **

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                               UNITS                                NET ASSETS
            DIVISION                          (000'S)        UNIT FAIR VALUE         (000'S)
------------------------------------     ----------------    ----------------    ----------------
ING VP Strategic Allocation Balanced
  2003                                                 13              $11.76                $157
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING VP Strategic Allocation Growth
  2003                                                  2              $12.21                  27
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING VP Strategic Allocation Income
  2003                                                 20              $11.23                 228
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING VP Index Plus LargeCap
  2003                                                 24              $12.32                 299
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING VP Index Plus MidCap
  2003                                                 39              $13.01                 505
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***

                                                INVESTMENT
                                                  INCOME
            DIVISION                             RATIO(A)        EXPENSE RATIO(B)    TOTAL RETURN(C)
------------------------------------         ----------------    ----------------    ----------------
ING VP Strategic Allocation Balanced
  2003                                                    ***%               1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING VP Strategic Allocation Growth
  2003                                                    ***                1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING VP Strategic Allocation Income
  2003                                                    ***                1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING VP Index Plus LargeCap
  2003                                                    ***                1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING VP Index Plus MidCap
  2003                                                    ***                1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                               UNITS                                NET ASSETS
            DIVISION                          (000'S)        UNIT FAIR VALUE         (000'S)
------------------------------------     ----------------    ----------------    ----------------
ING VP Index Plus SmallCap
  2003                                                 20              $13.30                $271
  2002                                                ***                 ***                 ***
  2001                                                ***                 ***                 ***
  2000                                                ***                 ***                 ***
ING VP Disciplined LargeCap
  2003                                                574               $9.00               5,167
  2002                                                496               $7.29               3,616
  2001                                              1,219               $9.49              11,574
  2000                                              1,544              $10.97              16,939
ING VP Growth Opportunities
  2003                                                343               $4.75               1,630
  2002                                                370               $3.62               1,339
  2001                                                564               $5.36               3,027
  2000                                                364               $8.86               3,227
ING VP Growth + Value
  2003                                              2,211              $15.93              35,219
  2002                                              2,456              $11.73              28,808
  2001                                              2,880              $18.98              54,667
  2000                                              2,466              $27.90              68,795
ING VP High Yield Bond
  2003                                              1,405               $9.40              13,210
  2002                                                545               $8.12               4,422
  2001                                                612               $8.33               5,104
  2000                                                598               $8.39               5,019

                                                INVESTMENT
                                                  INCOME
            DIVISION                             RATIO(A)        EXPENSE RATIO(B)    TOTAL RETURN(C)
------------------------------------         ----------------    ----------------    ----------------
ING VP Index Plus SmallCap
  2003                                                    ***%               1.40%                ***
  2002                                                    ***                 ***                 ***
  2001                                                    ***                 ***                 ***
  2000                                                    ***                 ***                 ***
ING VP Disciplined LargeCap
  2003                                                   0.75                1.40%              23.46%
  2002                                                   0.92                1.40%             -23.18%
  2001                                                  (0.51)               1.40%             -13.46%
  2000                                                      *                   *                   *
ING VP Growth Opportunities
  2003                                                      -                1.40%              31.22%
  2002                                                      -                1.40%             -32.46%
  2001                                                      -                1.40%             -39.42%
  2000                                                      *                   *                   *
ING VP Growth + Value
  2003                                                      -                1.40%              35.81%
  2002                                                      -                1.40%             -38.20%
  2001                                                      -                1.40%             -31.96%
  2000                                                      *                   *                   *
ING VP High Yield Bond
  2003                                                   7.10                1.40%              15.76%
  2002                                                   6.62                1.40%              -2.52%
  2001                                                  (9.58)               1.40%              -0.71%
  2000                                                      *                   *                   *

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                               UNITS                                NET ASSETS
            DIVISION                          (000'S)        UNIT FAIR VALUE         (000'S)
------------------------------------     ----------------    ----------------    ----------------
ING VP International Value
  2003                                              1,088              $16.30             $17,742
  2002                                                841              $12.72              10,693
  2001                                              1,008              $15.24              15,372
  2000                                                748              $17.50              13,087
ING VP MagnaCap
  2003                                                129               $8.75               1,130
  2002                                                223               $6.77               1,511
  2001                                                 88               $8.89                 780
  2000                                                 37              $10.07                 377
ING VP MidCap Opportunities
  2003                                                285               $5.85               1,669
  2002                                                236               $4.34               1,024
  2001                                                224               $5.94               1,330
  2000                                                111               $8.98               1,001
ING VP SmallCap Opportunities
  2003                                              1,213              $19.33              23,457
  2002                                              1,497              $14.15              21,178
  2001                                              1,566              $25.43              39,833
  2000                                              1,267              $36.41              46,114
Janus Aspen Growth
  2003                                              2,758              $11.33              31,252
  2002                                              3,050               $8.72              26,596
  2001                                              3,682              $12.03              44,303
  2000                                              3,579              $16.21              58,033

                                                INVESTMENT
                                                  INCOME
            DIVISION                             RATIO(A)        EXPENSE RATIO(B)    TOTAL RETURN(C)
------------------------------------         ----------------    ----------------    ----------------
ING VP International Value
  2003                                                   1.46%               1.40%              28.14%
  2002                                                   0.87                1.40%             -16.54%
  2001                                                  (1.55)               1.40%             -12.90%
  2000                                                      *                   *                   *
ING VP MagnaCap
  2003                                                   0.83                1.40%              29.25%
  2002                                                   1.22                1.40%             -23.85%
  2001                                                  (1.40)               1.40%             -11.70%
  2000                                                      *                   *                   *
ING VP MidCap Opportunities
  2003                                                      -                1.40%              34.79%
  2002                                                      -                1.40%             -26.94%
  2001                                                      -                1.40%             -33.86%
  2000                                                      *                   *                   *
ING VP SmallCap Opportunities
  2003                                                      -                1.40%              36.61%
  2002                                                      -                1.40%             -44.36%
  2001                                                      -                1.40%             -30.15%
  2000                                                      *                   *                   *
Janus Aspen Growth
  2003                                                   0.09                1.40%              29.93%
  2002                                                      -                1.40%             -27.51%
  2001                                                  (0.07)               1.40%             -25.79%
  2000                                                      *                   *                   *

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                                     UNITS                                NET ASSETS
            DIVISION                                (000'S)          UNIT FAIR VALUE        (000'S)
------------------------------------            ----------------    ----------------    ----------------
Janus Aspen International Growth
  2003                                                     1,480              $12.18             $18,025
  2002                                                     1,521               $9.16              13,930
  2001                                                     1,550              $12.48              19,344
  2000                                                     1,071              $16.49              17,658
Janus Aspen Mid Cap Growth
  2003                                                     2,552              $12.19              31,114
  2002                                                     2,628               $9.15              24,050
  2001                                                     2,794              $12.87              35,974
  2000                                                     2,367              $21.56              51,045
Janus Aspen Worldwide Growth
  2003                                                     4,870              $11.52              56,108
  2002                                                     5,426               $9.42              51,116
  2001                                                     6,418              $12.83              82,310
  2000                                                     6,065              $16.77             101,705
Neuberger Berman AMT Limited Maturity Bond
  2003                                                     1,095              $12.45              13,637
  2002                                                     1,265              $12.32              15,582
  2001                                                       929              $11.86              11,025
  2000                                                       492              $11.06               5,445
Neuberger Berman AMT Partners
  2003                                                     1,379              $10.59              14,605
  2002                                                     1,275               $7.95              10,137
  2001                                                     1,295              $10.63              13,771
  2000                                                     1,239              $11.09              13,749

                                                   INVESTMENT
                                                     INCOME
            DIVISION                                RATIO(A)        EXPENSE RATIO(B)     TOTAL RETURN(C)
------------------------------------            ----------------    ----------------    ----------------
Janus Aspen International Growth
  2003                                                      2.43%               1.40%              32.97%
  2002                                                      0.80                1.40%             -26.60%
  2001                                                     (1.02)               1.40%             -24.31%
  2000                                                         *                   *                   *
Janus Aspen Mid Cap Growth
  2003                                                         -                1.40%              33.22%
  2002                                                         -                1.40%             -28.90%
  2001                                                         -                1.40%             -40.30%
  2000                                                         *                   *                   *
Janus Aspen Worldwide Growth
  2003                                                      1.15                1.40%              22.29%
  2002                                                      0.85                1.40%             -26.58%
  2001                                                     (0.48)               1.40%             -23.52%
  2000                                                         *                   *                   *
Neuberger Berman AMT Limited Maturity Bond
  2003                                                      4.49                1.40%               1.06%
  2002                                                      4.05                1.40%               3.88%
  2001                                                     (4.43)               1.40%               7.26%
  2000                                                         *                   *                   *
Neuberger Berman AMT Partners
  2003                                                         -                1.40%              33.21%
  2002                                                      0.51                1.40%             -25.21%
  2001                                                     (0.39)               1.40%              -4.19%
  2000                                                         *                   *                   *

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                                     UNITS                                NET ASSETS
            DIVISION                                (000'S)          UNIT FAIR VALUE        (000'S)
------------------------------------            ----------------    ----------------    ----------------
Neuberger Berman AMT Socially Responsive
  2003                                                       190              $11.70              $2,222
  2002                                                       139               $8.83               1,231
  2001                                                        85              $10.50                 893
  2000                                                        57              $11.04                 634
OpCap Equity
  2003                                                       528              $11.59               6,121
  2002                                                       417               $9.14               3,813
  2001                                                       452              $11.79               5,331
  2000                                                       273              $12.86               3,508
OpCap Global Equity
  2003                                                       304              $12.22               3,716
  2002                                                       190               $9.42               1,785
  2001                                                       147              $11.57               1,698
  2000                                                       109              $13.61               1,479
OpCap Managed
  2003                                                     2,180              $11.01              23,999
  2002                                                     1,736               $9.17              15,916
  2001                                                     1,405              $11.19              15,718
  2000                                                     1,202              $11.93              14,338

                                                   INVESTMENT
                                                     INCOME
            DIVISION                                RATIO(A)        EXPENSE RATIO(B)     TOTAL RETURN(C)
------------------------------------            ----------------    ----------------    ----------------
Neuberger Berman AMT Socially Responsive
  2003                                                         -%               1.40%              32.50%
  2002                                                         -                1.40%             -15.90%
  2001                                                         -                1.40%              -4.93%
  2000                                                         *                   *                   *
OpCap Equity
  2003                                                      1.11                1.40%              26.81%
  2002                                                      0.88                1.40%             -22.48%
  2001                                                     (0.53)               1.40%              -8.32%
  2000                                                         *                   *                   *
OpCap Global Equity
  2003                                                      0.47                1.40%              29.72%
  2002                                                      0.41                1.40%             -18.58%
  2001                                                         -                1.40%             -15.03%
  2000                                                         *                   *                   *
OpCap Managed
  2003                                                      1.51                1.40%              20.07%
  2002                                                      1.66                1.40%             -18.05%
  2001                                                     (2.13)               1.40%              -6.24%
  2000                                                         *                   *                   *

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS

                                                     UNITS                                NET ASSETS
            DIVISION                                (000'S)          UNIT FAIR VALUE        (000'S)
------------------------------------            ----------------    ----------------    ----------------
OpCap Small Cap
  2003                                                     1,741              $14.62              25,450
  2002                                                     1,331              $10.39              13,832
  2001                                                       926              $13.45              12,457
  2000                                                       564              $12.59               7,095

                                                   INVESTMENT
                                                     INCOME
            DIVISION                                RATIO(A)        EXPENSE RATIO(B)     TOTAL RETURN(C)
------------------------------------            ----------------    ----------------    ----------------
OpCap Small Cap
  2003                                                      0.04                1.40%              40.71%
  2002                                                      0.06                1.40%             -22.75%
  2001                                                     (0.59)               1.40%               6.82%
  2000                                                         *                   *                   *

             *   Not provided for 2000.

             ** As this investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

             *** As this investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

             A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.

                 The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

             B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

             C Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

                 Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                      PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
    (a)  Financial Statements:
         (1)   Included in Part A:
               Performance Information and Condensed Financial Information
         (2)   Included in Part B:
               Financial Statements of Separate Account N:
               - Report of Independent Auditors
               - Statement of Assets and Liabilities as of December 31, 2003
               - Statements of Operations for the year ended December 31, 2003
               - Statements of Changes in Net Assets for the years ended
                 December 31, 2003 and 2002
               - Notes to Financial Statements Financial Statements of ReliaStar
                 Life Insurance Company:
               - Report of Independent Auditors
               - Balance Sheets-Statutory Basis as of December 31, 2003 and 2002
               - Statements of Operations-Statutory Basis for the years ended
                 December 31, 2003 and 2002
               - Statements of Changes in Capital and Surplus-Statutory Basis
                 for the years ended December 31, 2003 and 2002
               - Statement of Cash Flows-Statutory Basis for the years ended
                 December 31, 2003 and 2002
               - Notes to Financial Statements-Statutory Basis

    (b)  Exhibits
         (1)     Resolution of the Executive Committee of the Board of Directors
                 of Northern Life Insurance Company ("Depositor") Authorizing
                 the Establishment of Separate Account One ("Registrant")(1)
         (2)     Not applicable
         (3.1)   Distribution and Administrative Services Agreement between
                 ING Financial Advisers, LLC(2)
         (3.2)   Selling Group (or Distribution) Agreement between Washington
                 Square Securities, Inc. and Selling Group Members(1)
         (3.3)   Amended Broker/Dealer Variable Annuity Compensation Schedule(3)
         (4.1)   Flexible Premium Individual Deferred Tax-Sheltered Annuity
                 Contract(1)
         (4.2)   Flexible Premium Individual Deferred Retirement Annuity
                 Contract(1)
         (4.3)   ERISA Endorsement(4)
         (4.4)   TSA Endorsement(5)
         (4.5)   Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with
                 Form No. 13000 (FL) 2-95 in Florida(6)
         (4.6)   Table of Sample Values Endorsement Form No. 13058 3-97 for use
                 with Form No. 13000 (FL-PBC) 2-95 in Florida(6)

         (4.7)   Flexible Premium Individual Deferred Annuity Contract (457
                 Variable Annuity Contract)(1)
         (4.8)   Roth IRA Endorsement(1)
         (4.9)   Fixed Account C Endorsement(7) (4.10) Waiver Endorsement(8)
         (4.11)  Endorsement(8)
         (4.12) One Year Step Up Death Benefit Endorsement (13084 7-99)(9) (4.13) Flexible Premium Individual Deferred Annuity Contract (Plus
                 Series - TSA) (13078 7-99)(9)
         (4.14)  Individual Deferred Retirement Annuity Contract (Plus Series
                 - IRA/Non-Qualified) (13079 7-99)(9)
         (4.15) Internal Revenue Code Section 457 Endorsement (13086 8-99)(9) (4.16) ReliaStar Endorsement (merger)(10)
         (5.1)   Contract Application Form (Retail Series, Plus Series and RIA
                 Series)(3)
         (6.1)   Amended Articles of Incorporation of Depositor(11)
         (6.2)   Amended Bylaws of Depositor(11)
         (7)     Not applicable
         (8.1)   Participation Agreement dated as of March 27, 2000 by and among
                 AIM Variable Insurance Funds, A I M Distributors, Inc. and
                 Northern Life Insurance Company(9)
         (8.2)   Amendment dated April 27, 2000 and effective May 1, 2000 to
                 Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and
                 Northern Life Insurance Company(12)
         (8.3)   Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life
                 Insurance Company, ReliaStar Life Insurance Company of New
                 York and AIM Advisors, Inc.(9)
         (8.4)   Participation Agreement dated as of June 30, 1995 by and among
                 The Alger American Fund, Northern Life Insurance Company and
                 Fred Alger and Company(1)
         (8.5)   Service Agreement dated as of August 8, 1997 by and between
                 Fred Alger Management, Inc. and Northern Life Insurance
                 Company(6)
         (8.6)   Form of Fund Participation Agreement dated as of ____, 2004 between ReliaStar Life Insurance Company and Columbia Funds
                 (Wanger)
         (8.7)   Participation Agreement dated January 1, 1995 among Fidelity
                 Variable Insurance Products Fund, Fidelity Distributors
                 Corporation, and Northern Life Insurance Company(1)
         (8.8)   Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity
                 Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995(6)
         (8.9)   Participation Agreement dated January 1, 1995 among Fidelity
                 Variable Insurance Products Fund II, Fidelity Distributors
                 Corporation, and Northern Life Insurance Company(1)
         (8.10)  Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance
                 Products Fund II, Fidelity Distributors Corporation, and
                 Northern Life Insurance Company(6)

         (8.11) Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company(9)
         (8.12) Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation(9)
         (8.13) (ING Investors Trust) Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April 30, 2003(2)
         (8.14) Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and Aetna Investment Services, LLC(10)
         (8.15) Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc.
                 (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and Annuity Company(10)
         (8.16) Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING
                 Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company(10)
         (8.17) Service Agreement and Contract dated December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc.(10)
         (8.18) Participation Agreement made and entered into as of December 1, 2002, among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc.(13)
         (8.19) Participation Agreement dated May 1, 2002, among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc.(13)
         (8.20) Amendment dated as of October 15, 2002, effective as of October 1, 2002, to Fund Participation Agreement dated May
                 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc.(13)
         (8.21) Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(6)
         (8.22) Amendment Dated as of October 8, 1998 to Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(12)
         (8.23) Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company(6)
         (8.24) Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(6)

         (8.25) Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers
                 Managers Trust and Neuberger Berman Management Inc.(8)
         (8.26) Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern
                 Life Insurance Company, Neuberger Berman Advisers
                 Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(9)
         (8.27) Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company(6)
         (8.28)  Participation Agreement dated August 8, 1997 by and among
                 OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors(6)
         (8.29) Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company(6)
         (8.30) Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc.(14)
         (8.31)  Amendment dated August 30, 2002, by and among ReliaStar
                 Life Insurance Company, ING Variable Products Trust
                 (formerly known as Pilgrim Variable Products Trust) and
                 ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) to Participation Agreement dated May 1, 2001(12)
         (8.32)  Administrative and Shareholder Services Agreement dated
                 May 1, 2001 between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life Insurance Company(12)
         (8.33)  Form of Participation Agreement dated as of ______ ___,
                 2004 between ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Advisors and Distributors LLC
         (8.34) Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.(15)
         (9)     Consent and Opinion of Counsel
         (10)    Consent of Independent Auditors
         (11)    No Financial Statements are omitted from Item 23
         (12)    Not applicable
         (13)    Powers of Attorney(16)

1. Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.
2 Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-100207), filed February 20, 2004.
3. Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.
4. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1996.

5. Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed December 23, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
9. Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.
10. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.
11. Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-100207), filed
    April 22, 2003.
13 Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-100207), filed
    October 31, 2002.
14. Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-90474), filed
    April 26, 2002.
15 Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.
16 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

Item 25. Directors and Principal Officers of the Depositor*
-----------------------------------------------------------

Name and Principal                       Positions and Offices with
Business Address                         Depositor
----------------                         ---------
Keith Gubbay(1)                          Director and President

Thomas Joseph McInerney(1)               Director and Chairman

Kathleen Ann Murphy(1)                   Director

Jacques de Vaucleroy(1)                  Director and Senior Vice President

David Allen Wheat(1)                     Director, Senior Vice President and
                                         Chief Financial Officer

Michael Larry Emerson(2)                 President, ING Re, Group Reinsurance

Allan Baker(3)                           Senior Vice President

Robert L. Francis                        Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, CA 94588

James Roderick Gelder(2)                 Senior Vice President

Shaun Patrick Mathews(3)                 Senior Vice President

Stephen Joseph Preston(4)                Senior Vice President

Donna Telkamp Mosely(5)                  Senior Vice President, CFO & Chief
                                         Actuary, ING Re, Individual
                                         Reinsurance

Daniel Edward Abramowski(2)              Senior Vice President, ING Re, Group
                                         Reinsurance

Robert William Crispin(1)                Senior Vice President, Investments

Boyd George Combs(1)                     Senior Vice President, Tax

Pamela S. Anson(6)                       Vice President

Gerald T. Bannach(2)                     Vice President

Pamela M. Barcia(3)                      Vice President

Linda Beblo(4)                           Vice President

Jeoffrey A. Block(7)                     Vice President

Robert D. Bomgaars                       Vice President
740 Northwest Blue Parkway, Suite 304
Lee's Summit, MO 64086

David Botler(8)                          Vice President

Elizabeth A. Clifford(4)                 Vice President

John Craig Collins(1)                    Vice President

Brian D. Comer(3)                        Vice President

Diane Marie Eder(9)                      Vice President

Shari Ann Enger(4)                       Vice President

Larry David Erb(5)                       Vice President

Michelle Fallahi(2)                      Vice President

Joel Andrew Fink                         Vice President
8585 Stemmons Frwy., Ste 770 North
Dallas, TX  75247

Thomas John Gibb(10)                     Vice President

Jim P. Graham(2)                         Vice President

Brian K. Haendiges(3)                    Vice President

Deborah Hancock(5)                       Vice President

R. Scott Hofstedt(10)                    Vice President

William S. Jasien(11)                    Vice President

Patrick Juarez(10)                       Vice President

Audrey Ruth Kavanagh(10)                 Vice President

John Kelleher(10)                        Vice President

Paul Kersten(2)                          Vice President

Bart Kollen(7)                           Vice President

Patrick Lewis(2)                         Vice President

Marc Lieberman(2)                        Vice President

Frederick C. Litow(1)                    Vice President

Scott C. Machut(2)                       Vice President

Daniel McDonald(5)                       Vice President

Daniel P. Mulheran, Sr.(2)               Vice President

Todd E. Nevenhoven(7)                    Vice President

Curtis Warren Olson(10)                  Vice President

Sherry Roxanne Olson(10)                 Vice President

Laurie Jane Rasanen(6)                   Vice President

Erik J. Rasmussen(2)                     Vice President

James P. Rathburn(2)                     Vice President

Mary Kathleen Reid(3)                    Vice President

Robert A. Richard(3)                     Vice President

Roger David Roenfeldt(8)                 Vice President
John Anthony Ross
3110 Camino Del Rio South, Suite A117    Vice President
San Diego, CA 92108

David John Schmid(10)                    Vice President

Sande Sheppard(10)                       Vice President

David Anthony Sheridan(3)                Vice President

Mark Alan Smith(5)                       Vice President

Carl P. Steinhilber(3)                   Vice President

Irving L. Tang, Jr.(2)                   Vice President

Laurie M. Tillinghast(3)                 Vice President

Lorena Elizabeth Weaver(10)              Vice President

O. V. Williams(2)                        Vice President

Dean Abbott(2)                           Vice President and Actuary

Mary Broesch(4)                          Vice President and Actuary

Bruce T. Campbell(3)                     Vice President and Actuary

Barbara Bullis Horst(10)                 Vice President and Actuary

Craig Alan Krogstad(9)                   Vice President and Actuary

Richard Lau(4)                           Vice President and Actuary

Laurie A. Lombardo(3)                    Vice President and Actuary

Mark Eugene McCarville(10)               Vice President and Actuary

Alden Skar(2)                            Vice President and Actuary

Alice Su(4)                              Vice President and Actuary

Lawrence D. Taylor(5)                    Vice President and Actuary

Albert Joseph Zlogar(4)                  Vice President and Appointed Actuary

Carol Sandra Stern                       Vice President and Chief Compliance
1501 M St., NW, Ste. 430                 Officer
Washington, DC 20005

Jeffrey Steven Birkholz(2)               Vice President & COO, ING Re, Group
                                         Reinsurance

Marvin Kenneth Goergen(2)                Vice President and Controller, ING Re,
                                         Group Reinsurance

Kimberly Curley(5)                       Vice President and Illustration Actuary

John D. Currier(4)                       Vice President and Illustration Actuary

Lawrence Stephen Nelson(10)              Vice President and Illustration Actuary

David Scott Pendergrass(1)               Vice President and Treasurer

Michael Farley(2)                        Vice President, CFO & Chief Actuary,
                                         ING Re, Group Reinsurance

Philip William Ricker(10)                Vice President, Compliance and
                                         Assistant Secretary

Randy Lyle Bauernfeind(10)               Vice President, Corporate Real Estate

Ronald Emil Falkner(3)                   Vice President, Corporate Real Estate

Ira S. Braunstein(1)                     Vice President, Investments

Raymond Henry Dietman(10)                Vice President, Investments

Daniel J. Foley(1)                       Vice President, Investments

James B. Kauffmann(1)                    Vice President, Investments

Christopher P. Lyons(1)                  Vice President, Investments

Gregory G. McGreevey(1)                  Vice President, Investments

Maurice Melvin Moore(1)                  Vice President, Investments

Fred Ten Lohuis(1)                       Vice President, Investments

Joseph J. Elmy(3)                        Vice President, Tax

Paula Cludray-Engelke(2)                 Secretary

William White(10)                        Illustration Actuary

Jane A. Boyle(3)                         Assistant Secretary

Elaine F. Eiland(10)                     Assistant Secretary

Kent D. Ferraro(10)                      Assistant Secretary

Jay Frazer(10)                           Assistant Secretary

Linda H. Freitag(1)                      Assistant Secretary

Judith K. Ginter(10)                     Assistant Secretary

Christie M. Gutknecht(6)                 Assistant Secretary

Daniel F. Hinkel(1)                      Assistant Secretary

William Hope(1)                          Assistant Secretary

Joseph D. Horan(1)                       Assistant Secretary

Jane M. Jacobs(2)                        Assistant Secretary

David Lee Jacobson(4)                    Assistant Secretary

Lorri Jungbauer(10)                      Assistant Secretary

Ronald M. Kjelsberg(2)                   Assistant Secretary

Terri Wecker Maxwell(1)                  Assistant Secretary

John R. Oberg(9)                         Assistant Secretary

Krystal L. Ols(2)                        Assistant Secretary

Wendy L. Paquin(2)                       Assistant Secretary

Loralee Ann Renelt(2)                    Assistant Secretary

Gerald Martin Sherman(2)                 Assistant Secretary

Kimberly J. Smith(4)                     Assistant Secretary

Patricia M. Smith(3)                     Assistant Secretary

Edwina P. J. Steffer(2)                  Assistant Secretary

John F. Todd(3)                          Assistant Secretary

Diane Yell(10)                           Assistant Secretary

Glenn Allan Black(1)                     Tax Officer

Terry L. Owens(1)                        Tax Officer

James Taylor(1)                          Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
3 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
4 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5 The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
6 The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
7 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8 The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.

9 The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
10 The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
11 The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
         Registrant
         ----------

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 27. Number of Contract Owners
----------------------------------

As of March 31, 2004, there were 61,118 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification
------------------------

Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or ING Financial Advisers, LLC, pursuant to the foregoing provisions or otherwise, Depositor and ING Financial Advisers, LLC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or ING Financial Advisers, LLC in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or ING Financial Advisers, LLC in connection with the securities being registered, Depositor or ING Financial Advisers, LLC, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more.

Item 29. Principal Underwriter
------------------------------

    (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B and C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
         Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and
         (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940
         Act).

    (b)  The following are the directors and officers of the Principal
         -------------------------------------------------------------
         Underwriter:
         ------------

Name and Principal                       Positions and Offices with
Business Address                         Principal Underwriter
----------------                         ---------------------

Ronald R. Barhorst                       Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis(1)                     Director and Senior Vice President

Shaun Patrick Mathews(2)                 Director and Senior Vice President

Allan Baker(2)                           Senior Vice President

Boyd George Combs(3)                     Senior Vice President, Tax

Susan J. Stamm(2)                        Chief Financial Officer

Maryellen R. Allen(2)                    Vice President

Douglas J. Ambrose(1)                    Vice President

Louis E. Bachetti                        Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley(2)                      Vice President

David A. Brounley(2)                     Vice President

Brian D. Comer(2)                        Vice President

Keith J. Green(3)                        Vice President

Brian K. Haendiges(2)                    Vice President

Bernard P. Heffernon                     Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien(4)                     Vice President

David Kelsey(2)                          Vice President

Mary Ann Langevin(2)                     Vice President

Christina Lareau(2)                      Vice President

Katherine E. Lewis                       Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                        Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                          Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Frederick C. Litow(3)                    Vice President

Mark R. Luckinbill                       Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks(2)               Vice President

Richard T. Mason                         Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey(2)                      Vice President

Scott T. Neeb(1)                         Vice President

Ethel Pippin(2)                          Vice President

Mary Kathleen Reid(2)                    Vice President

Deborah Rubin(4)                         Vice President

Frank W. Snodgrass                       Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus(2)                          Vice President

Bess B. Twyman(2)                        Vice President

S. Bradford Vaughan, Jr.                 Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn(2)                       Vice President

Therese M. Squillacote(2)                Vice President and Chief Compliance
                                         Officer

David Scott Pendergrass(1)               Vice President and Treasurer

Joseph Elmy(2)                           Vice President, Tax

Paula Cludray-Engelke(5)                 Secretary

Loralee Ann Renelt(5)                    Assistant Secretary

John F. Todd(2)                          Assistant Secretary

Robert J. Scalise(2)                     Assistant Treasurer

Glenn Allan Black(3)                     Tax Officer

G. Michael Fell(3)                       Tax Officer

Terry L. Owens(3)                        Tax Officer

James Taylor(3)                          Tax Officer

1 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327. 4 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

    (c)  Compensation as of December 31, 2003:

      (1)            (2)                 (3)              (4)                (5)

Name of        Net Underwriting     Compensation on
Principal      Discounts and        Redemption or       Brokerage
Underwriter    Commissions          Annuitization       Commissions       Compensation*
-----------    ----------------     ---------------     -----------       -------------
Washington Square                                                              $465,376
Securities, Inc.

* Includes gross concessions associated with the distribution of all products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records
-----------------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                    ReliaStar Life Insurance Company
                    20 Washington Avenue South
                    Minneapolis, Minnesota  55401

Item 31. Management Services
----------------------------

Not applicable

Item 32. Undertakings
---------------------

Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

    (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (f) The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100208) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of April, 2004.

                                            SEPARATE ACCOUNT N OF RELIASTAR LIFE
                                            INSURANCE COMPANY
                                               (Registrant)

                                       By:  RELIASTAR LIFE INSURANCE COMPANY
                                               (Depositor)

                                       By:  Keith Gubbay*
                                           -------------------------------------
                                            Keith Gubbay
                                            President
                                            (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature              Title                                               Date
---------              -----                                               ----

Keith Gubbay*          Director and President                     )
----------------------                                            )
Keith Gubbay           (principal executive officer)              )
                                                                  )
Thomas J. McInerney*   Director                                   )     April
----------------------                                            )
Thomas J. McInerney                                               )     16, 2004
                                                                  )
Kathleen A. Murphy*    Director                                   )
----------------------                                            )
Kathleen A. Murphy                                                )
                                                                  )
Jacques de Vaucleroy*  Director                                   )
----------------------                                            )
Jacques de Vaucleroy                                              )
                                                                  )
David Wheat*           Director and Chief Financial Officer       )
----------------------                                            )
David Wheat            (principal accounting officer)             )

By:  /s/ Michael A. Pignatella
    -------------------------------------------------
      Michael A. Pignatella
      *Attorney-in-Fact

                               SEPARATE ACCOUNT N
                                  EXHIBIT INDEX

Exhibit No.   Exhibit
-----------   -------

99-B.8.6     Form of Fund Participation Agreement dated as of ____, 2004 between ReliaStar Life Insurance Company and Columbia Funds
             (Wanger)                                                      _____

99-B.8.33    Form of Participation Agreement dated as of ______ ___, 2004 between ReliaStar Life Insurance Company, PIMCO Variable
             Insurance Trust, PIMCO Advisors and Distributors LLC          _____

99-B.9       Consent and Opinion of Counsel                                _____

99-B.10      Consent of Independent Auditors                               _____